                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 002-86606
                                                              File No. 811-03850

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /
                                                  ---------
         Post-Effective Amendment No.                34                      /X/
                                                  ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.                               34
                                                  ---------

                          DELAWARE GROUP TAX-FREE FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             January 3, 2007

It is proposed that this filing will become effective:

    /X /     immediately upon filing pursuant to paragraph (b)
-----------
    /  /     on (date) pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    / /     on (date) pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
-----------

If appropriate:

   / /         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 34 to Registration File No. 002-86606 includes the following:

          1.     Facing Page

          2.     Contents Page

          3.     Part A - Prospectus (1)

          4.     Part B - Statement of Additional Information (1)

          5.     Part C - Other Information (1)

          6.     Signatures

          7.     Exhibits

     (1)  This Registration  Statement contains one Prospectus and one Statement of Additional  Information for two  registrants  (each of which offers its shares in one or more series). A separate Registration  Statement, which  incorporates  by  reference  the common  Prospectus  and common
          Statement of  Additional  Information  and includes its own Part C, is being filed for the other registrant.

          The  Prospectus and Statement of Additional  Information  contained in this Post-Effective Amendment relate to the Class A, B and C shares of the Registrant's two series,  Delaware  Tax-Free USA Fund and Delaware
          Tax-Free USA  Intermediate  Fund,  and also to the  Delaware  National
          High-Yield  Municipal Bond Fund series of Voyageur  Mutual Funds.  The
          Part C contained in this Post-Effective  Amendment relates only to the
          Registrant's  two  series.  A separate  Registration  Statement  which incorporates  by reference the  Prospectus and Statement of Additional
          Information  as  it  relates  to  the  Delaware  National   High-Yield
          Municipal  Bond Fund and  includes  its own Part C is being  filed for
          Voyageur Mutual Funds.

                                                                       Delaware
                                                                  Investments(R)
                                             A member of Lincoln Financial Group

FIXED INCOME

Prospectus
DECEMBER 29, 2006

DELAWARE TAX-FREE USA FUND
CLASS A o CLASS B o CLASS C

DELAWARE TAX-FREE USA INTERMEDIATE FUND
CLASS A o CLASS B o CLASS C

DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
CLASS A o CLASS B o CLASS C

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   prospectus,   and  any
representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Fund profile                                                              page 2
Delaware Tax-Free USA Fund                                                     2
Delaware Tax-Free USA Intermediate Fund                                        4
Delaware National High-Yield Municipal Bond Fund                               6

How we manage the Funds                                                  page 10
Our investment strategies                                                     10
The securities we typically invest in                                         11
The risks of investing in the Funds                                           17
Disclosure of portfolio holdings                                              19

Who manages the Funds                                                    page 20
Investment manager                                                            20
Investment management fees                                                    20
Portfolio managers                                                            20
Manager of managers structure                                                 20
Who's who?                                                                    21

About your account                                                       page 22
Investing in the Funds                                                        22
      Choosing a share class                                                  22
      Dealer compensation                                                     25
Payments to intermediaries                                                    25
How to reduce your sales charge                                               26
How to buy shares                                                             29
Fair valuation                                                                30
Document delivery                                                             30
How to redeem shares                                                          31
Account minimums                                                              32
Special services                                                              32
Frequent trading of Fund shares                                               34
Dividends, distributions and taxes                                            36

Financial highlights                                                     page 38

Glossary                                                                 page 44

Additional information                                                   page 47

                                       1

Profile: Delaware Tax-Free USA Fund

What is the Fund's  goal?
Delaware  Tax-Free  USA Fund  seeks as high a level of current  interest  income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent  investment  management and  preservation of capital.
Although the Fund will strive to meet its goal,  there is no  assurance  that it will.

What are the Fund's main investment strategies?
Under normal circumstances,  the Fund will invest at least 80% of its net assets in  securities  the  income  from which is exempt  from  federal  income  taxes, including the federal alternative minimum tax. This is a fundamental  investment policy that may not be changed without prior shareholder approval.

The Fund will invest  primarily in municipal debt obligations that are issued by state and local  governments to raise funds for various public  purposes such as hospitals, schools and general capital expenses. The Fund will invest its assets
in  securities  with  maturities  of  various   lengths,   depending  on  market
conditions,  but will  have a  dollar-weighted  average  effective  maturity  of between five and 30 years. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt  income  consistent with  preservation  of capital.  The Fund's income level will vary  depending on current  interest rates and the specific  securities in the portfolio.  The Fund may  concentrate  its  investments  in  certain  types of bonds or in a  certain segment of the  municipal  bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the main risks of investing  in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by changes in interest rates.  For example,  when interest rates rise, the value of bonds in the portfolio will likely decline. The Fund may also be affected by the ability of individual  municipalities to pay interest and repay principal on the bonds they issue.  The Fund is  non-diversified  as defined under the Investment
Company Act of 1940,  as amended  (1940  Act),  which means that it may invest a greater percentage of its assets in a single issuer than a diversified fund, and may  be  subject  to  greater  volatility  or  risk  of  loss  than  if it  were diversified.  The Fund is  permitted  to invest  up to 20% of its net  assets in securities the income from which is subject to the federal  alternative  minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 17.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

Who should  invest in the Fund
o    Investors seeking monthly income, free from federal income taxes.
o    Investors with long-term financial goals.

Who should not invest in the Fund
o    Investors with very short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, especially over the short term.

                                       2

How has Delaware Tax-Free USA Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past ten calendar  years, as well as the average annual returns of the Class
A, B and C shares for one-year,  five-year and ten-year periods. The Fund's past performance  (before and after taxes) does not necessarily  indicate how it will perform in the future.  The returns  reflect  expense caps in effect  during the periods.  The returns would be lower  without the expense  caps.  Please see the footnotes on page 9 for additional information about the expense caps.

Year-by-year total return (Class A)

1996   1997    1998    1999    2000    2001    2002    2003    2004    2005
----- ------- ------ ------- ------- ------- ------- -------- ------- ------
0.84%  8.31%   4.85%  -5.18%  10.89%   4.37%   8.72%   6.69%   5.22%   3.80%

As of September 30, 2006, the Fund's Class A shares had a calendar  year-to-date return of 3.93%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly return was 4.55% for the quarter ended September 30, 2002 and its lowest quarterly return was -3.30% for the quarter ended June 30, 1999.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart.  If this fee were included,  the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
-------------------------------------------------------------------------------
Delaware Tax-Free USA Fund                     1 year    5 years     10 years**
-------------------------------------------------------------------------------
Class A return before taxes                    (0.91%)    4.78%        4.28%
-------------------------------------------------------------------------------
Class A return after taxes on distributions    (0.91%)    4.78%        4.21%
-------------------------------------------------------------------------------
Class A return after taxes on distributions
and sale of Fund shares                         0.86%     4.78%        4.31%
-------------------------------------------------------------------------------
Class B return before taxes*                   (0.98%)    4.68%        4.09%
-------------------------------------------------------------------------------
Class C return before taxes*                    2.01%     4.93%        3.94%
-------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index            3.51%     5.59%        5.71%
(reflects no deduction for fees,
 expenses or taxes)

The Fund's  returns  are  compared  to the  performance  of the Lehman  Brothers
Municipal  Bond  Index.  The Index  measures  the total  return  performance  of long-term,  investment-grade  tax-exempt bonds with maturities  greater than two years.  You should  remember  that,  unlike the Fund, the Index is unmanaged and does not reflect  the costs of  operating  a mutual  fund,  such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
individual   retirement   accounts  (IRAs).  The  after-tax  returns  shown  are
calculated  using the highest  individual  federal  marginal income tax rates in effect  during the periods  presented and do not reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified dividends). Past performance,  both before and after taxes, is not a guarantee of future results.

     *    Total returns assume  redemption of shares at end of period.  Ten-year returns for Class B shares reflect  conversion to Class A shares after
          8 years.  If shares were not  redeemed,  the returns  before taxes for
          Class B would be 3.00%,  4.93% and 4.09% for the  one-year,  five-year and ten-year periods,  respectively,  and the returns before taxes for
          Class C would be 3.00%,  4.93% and 3.94% for the  one-year,  five-year and ten-year periods, respectively.
     **   The Lehman  Brothers  Municipal  Bond Index  returns shown are for ten years because the Fund's Class A, Class B and Class C shares commenced operations  more than 10 calendar years ago. The Index reports returns on a monthly basis as of the last day of the month.

                                       3

Profile: Delaware Tax-Free USA Intermediate Fund

What is the Fund's goal?
Delaware  Tax-Free  USA  Intermediate  Fund  seeks  as high a level  of  current interest  income exempt from federal  income tax as is available  from municipal obligations  and  as  is  consistent  with  prudent  investment  management  and preservation of capital.  Although the Fund will strive to meet its goal,  there is no assurance that it will.

What are the Fund's main investment strategies?
Under normal circumstances,  the Fund will invest at least 80% of its net assets in  securities  the  income  from which is exempt  from  federal  income  taxes, including the federal alternative minimum tax. This is a fundamental  investment policy that may not be changed without prior shareholder approval.

The Fund will invest  primarily in municipal debt obligations that are issued by state and local  governments to raise funds for various public  purposes such as hospitals, schools and general capital expenses. The Fund will invest its assets
in  securities  with  maturities  of  various   lengths,   depending  on  market
conditions,  but will  have a  dollar-weighted  average  effective  maturity  of between  three and 10 years.  We will attempt to adjust the average  maturity of the  bonds  in the  portfolio  to  provide  a high  level of  tax-exempt  income consistent  with  preservation  of capital.  The Fund's  income  level will vary depending  on  current  interest  rates  and  the  specific  securities  in  the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain  segmentn of the municipal  bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by changes in interest rates.  For example,  when interest rates rise, the value of bonds in the portfolio will likely decline. The Fund may also be affected by the ability of individual  municipalities to pay interest and repay principal on the bonds they issue.  The Fund is  non-diversified  as defined  under the 1940 Act, which  means that it may invest a greater  percentage  of its assets in a single issuer than a diversified fund, and may be subject to greater volatility or risk of loss than if it were diversified.  Under normal  circumstances,  the Fund may invest up to 20% of its net  assets  in  securities  the  income  from  which is subject to the federal  alternative  minimum tax.  Income from these  securities would be taxable for investors subject to that tax.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 17.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the FDIC or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o    Investors seeking monthly income, free from federal income taxes.
o    Investors with long-term financial goals.
o    Investors  willing to give up some income  potential  in  exchange  for the reduced  risk of  principal  fluctuation  that comes  with an  intermediate maturity investment.

Who should not invest in the Fund
o    Investors with very short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, especially over the short term.

                                       4

How has Delaware Tax-Free USA Intermediate Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past ten calendar  years, as well as the average annual returns of the Class
A, B and C shares for one-year,  five-year and ten-year periods. The Fund's past performance  (before and after taxes) does not necessarily  indicate how it will perform in the future.  The returns  reflect  expense caps in effect  during the periods.  The returns would be lower  without the expense  caps.  Please see the footnotes on page 9 for additional information about the expense caps.

Year-by-year total return (Class A)

1996    1997    1998     1999    2000    2001     2002    2003     2004     2005
----- ------- -------- ------- ------- -------  -------- ------- -------  ------
4.61%   6.50%   5.83%   -1.41%   9.44%   5.12%    9.10%   6.10%    4.93%   3.45%

As of September 30, 2006, the Fund's Class A shares had a calendar  year-to-date return of 3.26%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly return was 4.69% for the quarter ended September 30, 2002 and its lowest quarterly return was -2.15% for the quarter ended June 30, 2004.

The maximum Class A sales charge of 2.75%,  which is normally  deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart.  If this fee were included,  the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
--------------------------------------------------------------------------------
Delaware Tax-Free USA Intermediate Fund       1 year     5 years      10 years**
--------------------------------------------------------------------------------
Class A return before taxes                    0.65%      5.13%           5.03%
--------------------------------------------------------------------------------
Class A return after taxes on distributions    0.65%      5.13%           5.03%
--------------------------------------------------------------------------------
Class A return after taxes on distributions
and sale of Fund shares                        1.66%      4.98%           4.94%
--------------------------------------------------------------------------------
Class B return before taxes*                   0.50%      4.81%           4.88%
--------------------------------------------------------------------------------
Class C return before taxes*                   1.58%      4.83%           4.44%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond 3-15 Year Index
(reflects no deduction for fees, expenses, or
 taxes)                                        2.25%      5.18%           5.42%
--------------------------------------------------------------------------------
Merrill Lynch 3-7 Year Municipal Bond Index
(reflects no deduction for fees, expenses,
or taxes)                                      1.25%      4.86%           4.97%

The Fund's  returns  are  compared  to the  performance  of the Lehman  Brothers
Municipal  Bond 3-15 Year Index and the Merrill  Lynch 3-7 Year  Municipal  Bond
Index. You should remember that,  unlike the Fund, the Indices are unmanaged and do not  reflect  the  costs of  operating  a mutual  fund,  such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the periods  presented and do not  reflect the impact of state and local  taxes.  The  after-tax  rate used is based on the current tax  characterization of the elements of the Fund's returns
(e.g., qualified vs. non-qualified dividends). Past performance, both before and after taxes, is not a guarantee of future results.

     *    Total returns assume  redemption of shares at end of period.  Ten-year returns for Class B shares reflect  conversion to Class A shares after
          5 years.  If shares were not  redeemed,  the returns  before taxes for
          Class B would be 2.49%,  4.81% and 4.88% for the  one-year,  five-year and ten-year periods,  respectively,  and the returns before taxes for
          Class C would be 2.58%,  4.83% and 4.44% for the  one-year,  five-year and ten-year periods, respectively.
     **   The Merrill Lynch 3-7 Year  Municipal  Bond Index and Lehman  Brothers
          Municipal Bond 3-15 Year Index returns shown are for ten years because the Fund's  Class A, Class B and Class C shares  commenced  operations more than 10 calendar  years ago. The Lehman  Brothers  Municipal Bond
          3-15 Year Index is replacing  the Merrill  Lynch 3-7 Year Index as the
          Fund's benchmark.  As a result of the changes in the Fund's investment
          strategy,   the  investment  manager  (Manager)  believes  the  Lehman
          Brothers  Municipal Bond 3-15 Year Index is a more accurate  benchmark of the Fund's  investments.  The Merrill Lynch 3-7 year Municipal Bond
          Index may be excluded from this comparison in the future.  The Indices report returns on a monthly basis as of the last day of the month.

                                       5

Profile: Delaware National High-Yield Municipal Bond Fund

What is the Fund's goal?
Delaware National  High-Yield  Municipal Bond Fund seeks a high level of current income exempt from federal  income tax primarily  through  investment in medium-
and lower-grade municipal obligations. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Under normal circumstances,  the Fund will invest at least 80% of its net assets in  municipal  securities  the income from which is exempt from  federal  income taxes.  This is a fundamental  investment policy that may not be changed without prior shareholder approval.

Municipal debt  obligations  are issued by state and local  governments to raise funds for various public purposes such as hospitals, schools and general capital expenses.  The Fund will  invest its assets in  securities  with  maturities  of various  lengths,  depending on market  conditions,  but will  typically  have a dollar-weighted  average  effective  maturity between five and 30 years. We will attempt to adjust the average  maturity of the bonds in the portfolio to provide a high level of tax-exempt income  consistent with preservation of capital.  The
Fund's  income will vary  depending on current  interest  rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain  segment of the  municipal  bond  market when the supply of bonds in other sectors does not suit our investment needs.

Under normal  circumstances,  Delaware National  High-Yield  Municipal Bond Fund
will invest primarily in lower rated municipal securities, which typically offer higher income potential and involve greater risk than higher quality securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by changes in interest rates.  For example,  when interest rates rise, the value of bonds in the portfolio will likely decline.

The Fund may also be affected by the ability of individual municipalities to pay interest and repay  principal on the bonds they issue.  This risk is significant for the Fund  because the issuers of the bonds in the  portfolio  are  generally considered to be in a less secure  financial  situation and may be affected more by adverse economic  conditions.  The Fund may be subject to greater  volatility during  periods of adverse  economic  conditions and it may experience a greater incidence of credit problems.  The Fund is  non-diversified as defined under the
1940 Act, which means that it may invest a greater percentage of its assets in a single issuer than a diversified fund, and may be subject to greater  volatility or risk of loss than if it were  diversified.  Under normal  circumstances,  the
Fund may to invest up to 100% of its net assets in  securities  the income  from which is subject to the  federal  alternative  minimum  tax.  Income  from these securities would be taxable for investors subject to that tax.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 17.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the FDIC or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o    Investors seeking monthly income, free from federal income taxes.
o    Investors with long-term financial goals.
o    Investors willing to accept the possibility of significant  fluctuations in share price, particularly in the short term.

Who should not invest in the Fund
o    Investors with very short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, especially in the short term.

                                       6

How has Delaware National High-Yield Municipal Bond Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past ten calendar  years, as well as the average annual returns of the Class
A, B and C shares for one-year,  five-year and ten-year or lifetime periods,  as applicable.  The Fund's  past  performance  (before  and after  taxes)  does not necessarily  indicate  how it will  perform in the future.  The returns  reflect expense caps in effect  during the periods.  The returns  would be lower without the caps.  Please see the footnotes on page 9 for additional  information  about the expense caps.

Year-by-year total return (Class A)

1996    1997    1998     1999    2000    2001     2002    2003     2004     2005
------ ------- ------- ------- -------- ------- -------- ------- -------- ------
6.53%  10.32%   6.68%   -3.57    6.98%   5.36%    4.69%   6.57%    7.36%   5.92%

As of September 30, 2006, the Fund's Class A shares had a calendar  year-to-date return of 4.46%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly return was 3.00% for the quarter ended September 30, 2000 and its lowest quarterly return was -2.83% for the quarter ended December 31, 1999.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart.  If this fee were included,  the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
--------------------------------------------------------------------------------
Delaware National High-Yield Municipal         1 year    5 years     10 years or
Bond Fund                                                             lifetime**
--------------------------------------------------------------------------------
Class A return before taxes                     1.14%      5.00%           5.14%
--------------------------------------------------------------------------------
Class A return after taxes on distributions     1.14%      5.00%           5.10%
--------------------------------------------------------------------------------
Class A return after taxes on distributions
and sale of Fund shares                         2.39%      5.02%           5.15%
--------------------------------------------------------------------------------
Class B return before taxes*                    1.12%      4.90%           4.87%
--------------------------------------------------------------------------------
Class C return before taxes*                    4.11%      5.14%           4.67%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index
(reflects no deduction for fees, expenses,
 or taxes)                                      3.51%      5.59%           5.71%
--------------------------------------------------------------------------------

The Fund's  returns  are  compared  to the  performance  of the Lehman  Brothers
Municipal  Bond  Index.  The Index  measures  the total  return  performance  of long-term,  investment-grade  tax-exempt bonds with maturities  greater than two years.  You should  remember  that,  unlike the Fund, the Index is unmanaged and does not reflect  the costs of  operating  a mutual  fund,  such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the periods  presented and do not  reflect the impact of state and local  taxes.  The  after-tax  rate used is based on the current tax  characterization of the elements of the Fund's returns
(e.g., qualified vs. non-qualified dividends). Past performance, both before and after taxes, is not a guarantee of future results.

     *    Total returns assume  redemption of shares at end of period.  Lifetime returns for Class B shares reflect  conversion to Class A shares after
          8 years.  If shares were not  redeemed,  the returns  before taxes for
          Class B would be 5.12%,  5.15% and 4.87% for the  one-year,  five-year and lifetime periods,  respectively,  and the returns before taxes for
          Class C would be 5.11%,  5.14% and 4.67% for the  one-year,  five-year and lifetime periods, respectively.
     **   Lifetime  returns  are  shown if the  Class  existed  for less than 10 years. The Lehman Brothers Municipal Bond Index return shown is for 10 years because the Fund's Class A shares commenced operations more than
          10 years ago.  The  inception  dates for Class B and Class C shares of the Fund were  December 18, 1996 and May 26, 1997,  respectively.  The
          Index  returns for Class B's and Class C's lifetime  periods are 5.86%
          and 5.89%, respectively.  The Index reports returns on a monthly basis as of the last day of the month.  As a result,  the Index  returns for
          Class B and Class C lifetimes  reflect the returns  from  December 31,
          1996 and May 31, 1997, respectively, through December 31, 2005.

                                       7

Profiles:(continued)

What are the Funds' fees and expenses?

Sales charges are fees        DELAWARE TAX-FREE USA FUND AND DELAWARE NATIONAL HIGH-YIELD
paid directly from your       MUNICIPAL BOND FUND
investments when you buy      CLASS                                   A          B          C
or sell shares of the Funds.  ----------------------------- ----------- ---------- ----------
                              Maximum sales charge
                              (load) imposed on
                              purchases as a percentage
                              of offering price                   4.50%       none       none
                              ----------------------------- ----------- ---------- ----------
                              Maximum contingent
                              deferred sales charge
                              (load) as a percentage of
                              original purchase price
                              or redemption price,
                              whichever is lower                none(1)   4.00%(2)   1.00%(3)
                              ----------------------------- ----------- ---------- ----------
                              Maximum sales charge
                              (load) imposed on
                              reinvested dividends                 none       none       none
                              ----------------------------- ----------- ---------- ----------
                              Redemption fees                      none       none       none

                              DELAWARE TAX-FREE USA INTERMEDIATE FUND
                              CLASS                                   A          B         C
                              ----------------------------- ----------- ---------- ----------
                              Maximum sales charge
                              (load) imposed on
                              purchases as a percentage
                              of offering price                   2.75%      none       none
                              ----------------------------- ----------- ---------- ----------
                              Maximum contingent
                              deferred sales charge
                              (load) as a percentage of
                              original purchase price
                              or redemption price,
                              whichever is lower                none(1)   4.00%(2)   1.00%(3)
                              ----------------------------- ----------- ---------- ----------
                              Maximum sales charge
                              (load) imposed on
                              reinvested dividends                 none       none       none
                              ----------------------------- ----------- ---------- ----------
                              Redemption fees                      none       none       none

Annual fund operating         DELAWARE TAX-FREE USA FUND
expenses are deducted from    CLASS                                   A          B         C
the Funds' assets.            ----------------------------- ----------- ---------- ----------
                              Management fees(6)                  0.55%      0.55%      0.55%
                              ----------------------------- ----------- ---------- ----------
                              Distribution and service
                              (12b-1) fees                   0.27%(4,5)      1.00%      1.00%
                              ----------------------------- ----------- ---------- ----------
                              Other expenses                      0.18%      0.18%      0.18%
                              ----------------------------- ----------- ---------- ----------
                              Total operating expenses            1.00%      1.73%      1.73%
                              ----------------------------- ----------- ---------- ----------
                              Fee waivers and payments          (0.15%)    (0.11%)    (0.11%)
                              ----------------------------- ----------- ---------- ----------
                              Net expenses                        0.85%      1.62%      1.62%
                              ----------------------------- ----------- ---------- ----------

                              DELAWARE TAX-FREE USA INTERMEDIATE FUND

                              CLASS                                   A          B          C
                              ----------------------------- ----------- ---------- ----------
                              Management fees(6)                  0.50%      0.50%      0.50%
                              ----------------------------- ----------- ---------- -----------
                              Distribution and service
                              (12b-1) fees                     0.30%(5)      1.00%      1.00%
                              ---------------------------------------------------------------
                              Other expenses                      0.27%      0.27%      0.27%
                              ---------------------------------------------------------------
                              Total operating expenses            1.07%      1.77%      1.77%
                              ---------------------------------------------------------------
                              Fee waivers and payments          (0.32%)    (0.17%)    (0.17%)
                              ------------------------------------- -------------------------
                              Net expenses                        0.75%      1.60%      1.60%
                              ---------------------------------------------------------------

                              DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND

                              CLASS                                   A          B         C
                              ---------------------------------------------------------------
                              Management fees(6)                  0.55%      0.55%      0.55%
                              --------------------------------------- -----------------------
                              Distribution and service
                              (12b-1) fees                         0.25      1.00%      1.00%
                              ----------------------------- ----------- ---------- ----------
                              Other expenses                      0.22%      0.22%      0.22%
                              ----------------------------- ----------- ---------- ----------
                              Total operating expenses            1.02%      1.77%      1.77%
                              ----------------------------- ----------- ---------- ----------
                              Fee waivers and payments          (0.12%)    (0.12%)    (0.12%)
                              ----------------------------- ----------- ---------- ----------
                              Net expenses                        0.90%      1.65%      1.65%
                              ----------------------------- ----------- ---------- ----------

                                        8

This example is intended      DELAWARE TAX-FREE USA FUND
to help you compare the
cost of investing in the      CLASS (8)       A         B         B (if          C         C (if
Funds to the cost of                                          redeemed)                redeemed)
investing in other mutual     ------------------------------------------------------------------
funds with similar investment 1 year       $533      $165          $565       $165          $265
objectives. We show the       3 years      $740      $534          $759       $534          $534
cumulative amount of Fund     5 years      $964      $928        $1,078       $928          $928
expenses on a hypothetical    10 years   $1,607    $1,838        $1,838     $2,032        $2,032
investment of $10,000 with    ------------------------------------------------------------------
an annual 5% return over the
time shown.(7) This is an
example only, and does not    DELAWARE TAX-FREE USA INTERMEDIATE FUND
represent future expenses,
which may be greater or       CLASS (8)       A         B         B (if          C         C (if
less than those shown here.                                   redeemed)                redeemed)
                              ------------------------------------------------------------------
                              1 year       $349      $163          $363       $163          $263
                              3 years      $575      $541          $641       $541          $541
                              5 years      $819      $943          $943       $943          $943
                              10 years   $1,517    $1,885        $1,885     $2,070        $2,070
                              ------------------------------------------------------------------

                              DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND

                              CLASS (8)       A         B         B (if          C         C (if
                                                              redeemed)                redeemed)
                              ------------------------------------------------------------------
                              1 year       $538      $168          $568       $168          $268
                              3 years      $749      $546          $771       $546          $546
                              5 years      $977      $948        $1,098       $948          $948
                              10 years   $1,631    $1,876        $1,876     $2,074        $2,074
                              ------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.
(2)  For Delaware Tax-Free USA Fund and Delaware National  High-Yield  Municipal
     Bond Fund, if you redeem Class B shares during the first year after you buy them,  you will pay a  contingent  deferred  sales  charge of 4.00%,  which declines  to 3.00%  during the second  year,  2.25%  during the third year,
     1.50% during the fourth and fifth years, 1.00% during the sixth year and 0%
     thereafter.  For Delaware  Tax-Free USA  Intermediate  Fund,  if you redeem
     Class B shares  during the first  year  after you buy them,  you will pay a contingent  deferred sales charge of 2.00%,  which declines to 1.00% during the second and third years and 0% thereafter.
(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.
(4)  The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the  Delaware  Tax-Free USA Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the  Fund  will  be the  sum of  0.10%  of the  average  daily  net  assets representing  shares that were acquired  prior to June 1, 1992 and 0.30% of the average daily net assets  representing the shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate,  the  blended  rate based upon the  allocation  of the 0.10% and
     0.30% rates described above.
(5)  The  Funds'  distributor  has  contracted  to waive the Class A 12b-1  fees through December 31, 2007 to 0.25% and 0.15% of average daily net assets of the Delaware  Tax-Free USA Fund and the Delaware  Tax-Free USA Intermediate
     Fund, respectively. This contractual waiver is applied to the shares of the
     Delaware  Tax-Free USA Fund that were  acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.
(6)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory fees and/or reimburse  expenses through December 31, 2007 in order to prevent total annual fund operating  expenses  (excluding any 12b-1 plan expenses,  taxes,  interest,  brokerage fees,  certain  insurance costs and non-routine expenses or costs, including but not limited to, those relating to reorganizations,  litigation,  certain Trustee retirement plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate  amount,  0.62%,
     0.60% and 0.65% of average  daily net assets of the  Delaware  Tax-Free USA
     Fund,  Delaware  Tax-Free USA Intermediate  Fund and the Delaware  National
     High-Yield Municipal Bond Fund, respectively. For purposes of these waivers and reimbursements,  non-routine  expenses may also include such additional costs and  expenses  as may be agreed  upon from time to time by the Funds'
     Boards and the Manager.
(7)  The  Funds'  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through 10.
(8)  For Delaware Tax-Free USA Fund and Delaware National  High-Yield  Municipal
     Bond Fund,  Class B shares  automatically  convert to Class A shares at the end of the eighth year.  Information for the ninth and tenth years reflects expenses of the Class A shares.  For  Delaware  Tax-Free  USA  Intermediate
     Fund, Class B shares automatically  convert to class A shares at the end of the fifth year.  Information for years six through ten reflects expenses of the Class A shares.

                                       9

How we manage the Funds

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. The following is a general  description of the investment  strategies used to manage the Funds and a list of securities the Funds may invest in.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We  will  generally  invest  in debt  obligations  issued  by  state  and  local
governments  and  their  political  subdivisions,   agencies,   authorities  and
instrumentalities that are exempt from federal income tax. We may also invest in debt  obligations  issued by or for the District of Columbia,  and its political subdivisions,  agencies,  authorities and  instrumentalities  or territories and possessions of the United States that are exempt from federal income tax.

We will generally  invest in securities  for income rather than seeking  capital appreciation  through  active  trading.  However,  we may sell  securities for a variety  of  reasons  such  as to  reinvest  the  proceeds  in  higher  yielding securities,  to eliminate  investments not consistent  with the  preservation of capital or to honor redemption  requests.  As a result, we may realize losses or capital gains which could be taxable to shareholders.

Delaware Tax-Free USA Fund and Delaware National High-Yield  Municipal Bond Fund
will generally have a dollar-weighted average effective maturity of between five and 30 years.  Delaware  Tax-Free USA  Intermediate  Fund will  generally have a dollar-weighted average effective maturity between three and 10 years. This is a more  conservative  strategy than funds with longer  average  maturities,  which should result in the Fund experiencing less price volatility when interest rates rise or fall.

The  investment   objective  of  each  Fund  described  in  this  Prospectus  is fundamental.  This means the  Boards of  Trustees  may not change the  objective without obtaining  shareholder approval. If the objective were changed, we would notify the shareholders before the change in the objective became effective.

                                       10

The securities we typically invest in

Fixed income  securities  offer the potential for greater  income  payments than stocks,  and also may provide  capital  appreciation.  Municipal bond securities typically  pay  income  free of  federal  income  taxes and may be free of state income taxes in the state where they are issued.

-------------------------- -----------------------------------------------------
       Securities                             How we use them
-------------------------- ---------------- ---------------- -------------------
                                               Delaware
                              Delaware        Tax-Free USA   Delaware National
                            Tax-Free USA      Intermediate        High-Yield
                                Fund              Fund       Municipal Bond Fund
-------------------------- --------------------------------- -------------------
Tax-exempt obligations:    Under normal conditions, we may   Under normal
Commonly known as          invest 80% of each Fund's         conditions, we
municipal bonds. These     assets in tax-exempt debt         will invest
are debt obligations       obligations rated in the top      primarily in
issued by or for a state   four quality grades by Standard   medium- and
or territory, its          & Poor's (S&P) or another         lower-grade
agencies or                nationally recognized             tax-exempt
instrumentalities,         statistical rating organization   obligations rated
municipalities or other    (NRSRO), or in unrated            between BBB and B-.
political                  tax-exempt obligations if, in
sub-divisions.  The        the Manager's opinion, they are   We will not make
interest on these debt     equivalent in quality to the      initial
obligations can            top four quality grades. These    investments in
generally be excluded      bonds may include general         securities rated
from federal income tax    obligation bonds and revenue      below B-, although
as well, as personal       bonds.                            it may continue to
income tax in the state                                      hold such
where the bond is                                            securities if
issued. Determination of                                     their rating has
a bond's tax-exempt                                          been reduced below
status is based on the                                       that grade.
opinion of the bond
issuer's legal counsel.                                      We may invest all
                                                             or a portion of
                                                             the Delaware
                                                             National
                                                             High-Yield
                                                             Municipal Bond
                                                             Fund's assets in
                                                             higher grade
                                                             securities if the
                                                             Manager determines
                                                             that abnormal
                                                             market conditions
                                                             make investing in
                                                             lower rated
                                                             securities
                                                             inconsistent with
                                                             shareholders' best
                                                             interest.
--------------------------- -------------------------------- -------------------
General obligation bonds:   We may invest without limit in   We may invest in
Municipal bonds on which    general obligation bonds in      general
the payment of principal    the top four quality grades or   obligations and
and interest is secured     bonds that are unrated, but      will typically
by the issuer's pledge of   which the Manager determines     invest in lower
its full faith, credit      to be of equal quality.          quality bonds
and taxing power.                                            rated between BBB
                                                             and B- by S&P or
                                                             another NRSRO.
--------------------------- -------------------------------- -------------------
Revenue bonds: Municipal    We may invest without limit in   The Fund may
bonds on which principal    revenue bonds in the top four    invest in revenue
and interest payments are   quality grades or bonds that     bonds and will
made from revenues          are unrated, but which the       typically invest
derived from a particular   Manager determines to be of      in lower quality
facility, from the          equal quality.                   bonds rated
proceeds of a special                                        between BBB and B-
excise tax or from                                           by S&P or another
revenue generated by an                                      NRSRO.
operating project.
Principal and interest
are not secured by the
general taxing power.
Tax-exempt industrial
development bonds, in
most cases, are a type of
revenue bond that is not
backed by the credit of
the issuing municipality
and may therefore involve
more risk.
--------------------------- -------------------------------- -------------------

                                       11

How we manage the Funds (continued)

-------------------------- -----------------------------------------------------
       Securities                             How we use them
-------------------------- ---------------- ---------------- -------------------
                                                Delaware
                              Delaware        Tax-Free USA   Delaware National
                            Tax-Free USA      Intermediate        High-Yield
                                Fund              Fund       Municipal Bond Fund
-------------------------- --------------------------------- -------------------
Insured municipal bonds:    We may invest without limit in insured bonds. We do
Municipal issuers may       not evaluate the creditworthiness of the private
obtain insurance for        insurer.  Instead, we focus first on the
their obligations. In the   creditworthiness of the actual bond issuer and its
event of a default, the     ability to pay interest and principal.
insurer is required to
make payments of interest   It is possible that a substantial portion of each
and principal when due to   Fund's portfolio may consist of municipal bonds
the bondholders.            that are insured by a single insurance company.
However, there is no
assurance that the          Insurance is available on uninsured bonds and each
insurance company will      Fund may purchase such insurance directly. We will
meet its obligations.       generally do so only if we believe that purchasing
Insured obligations are     and insuring a bond provides an investment
typically rated in the      opportunity at least comparable to owning other
top quality grades by an    available insured securities.
NRSRO.
                            The purpose of insurance is to protect against
                            credit risk. It does not insure against market risk
                            or guarantee the value of the securities in the
                            portfolio or the value of shares of any of the
                            Funds.

                            Insured bonds will typically not be a significant
                            portion of the investments of the Funds.
--------------------------- --------------------------------- ------------------
Private activity or         We may invest up to 20% of each   We may invest
private placement bonds:    Fund's assets in bonds whose      without limit in
Municipal bond issues       income is subject to the          these bonds.
whose proceeds are used     federal alternative minimum
to finance certain          tax. This means that a portion
non-government              of each Fund's distributions
activities, including       could be subject to the federal
some types of industrial    alternative minimum tax that
revenue bonds such as       applies to certain taxpayers.
privately owned sports
and convention
facilities.  The Tax
Reform Act of 1986
subjects interest income
from these bonds to the
federal alternative
minimum tax and makes the
tax-exempt status of
certain bonds dependent
on the issuer's
compliance with specific
requirements after the
bonds are issued.
--------------------------- ----------------------------------------------------
Zero coupon bonds: Debt     We may invest in zero coupon bonds. The market
obligations which do not    prices of these bonds are generally more volatile
entitle the holder to any   than the market prices of securities that pay
periodic payments of        interest periodically and are likely to react to
interest prior to           changes in interest rates to a greater degree than
maturity or a specified     interest-paying bonds having similar maturities and
date when the securities    credit quality.  They may have certain tax
begin paying current        consequences which, under certain conditions, could
interest. Therefore, they   be adverse to the Funds.
are issued and traded at
a price lower than their
face amounts or par value.
--------------------------- ----------------------------------------------------

                                       12

---------------------------- ---------------------------------------------------
       Securities                             How we use them
---------------------------- ---------------- ---------------- -----------------
                                                Delaware
                              Delaware        Tax-Free USA   Delaware National
                            Tax-Free USA      Intermediate        High-Yield
                                Fund              Fund       Municipal Bond Fund
---------------------------- --------------------------------- -----------------
Inverse floaters: Inverse    We may invest in inverse         We may invest up
floaters are instruments     floaters.  We may invest up to   to 25% of
with floating or variable    25% of each Fund's respective    Delaware National
interest rates that move     net assets in inverse floaters   High-Yield
in the opposite direction    when the underlying bond is      Municipal Bond
of short-term interest       tax-exempt.  Otherwise, each     Fund's net assets
rates.  Consequently, the    Fund's investments in taxable    in inverse
market values of inverse     investments and securities       floaters.
floaters will generally be   rated below investment grade,
more volatile than other     including inverse floaters on
tax-exempt investments.      taxable bonds, are limited to
These securities may be      20% of each Fund's net assets.
considered to be
derivative securities.
---------------------------- ---------------------------------------------------
Variable rate and floating   We may purchase "floating rate" and "variable
rate obligations: Pay        rate" obligations without limit.
interest at rates that are
not fixed, but instead
vary with changes in
specified market rates or
indices on pre-designated
dates.
---------------------------- ---------------------------------------------------
Advance refunded bonds:      We may invest without limit in advance refunded
In an advance refunding,     bonds.  These bonds are generally considered to be
the issuer uses the          of very high quality because of the escrow account,
proceeds of a new bond       which typically holds U.S. Treasuries.
issue to purchase high
grade interest bearing
debt securities. These
securities are then
deposited into an
irrevocable escrow
account held by a trustee
bank to secure all future
principal and interest
payments on pre-existing
bonds, which are then
considered to be "advance
refunded bonds." Escrow
secured bonds often
receive the highest
rating from S&P and
Moody's.
---------------------------- ---------------------------------------------------
Short-term tax-free          We may invest without limit in high-quality
instruments: Include         short-term tax-free instruments.
instruments such as
tax-exempt commercial
paper and general
obligation, revenue and
project notes, as well as
variable floating rate
demand obligations.
--------------------------- ----------------------------------------------------

                                       13

How we manage the Funds (continued)

---------------------------- ---------------------------------------------------
       Securities                             How we use them
---------------------------- ---------------- ---------------- -----------------
                                                Delaware
                              Delaware        Tax-Free USA   Delaware National
                            Tax-Free USA      Intermediate        High-Yield
                                Fund              Fund       Municipal Bond Fund
---------------------------- --------------------------------- -----------------
High yield, high risk        We may invest up to 20% of each   We will invest
municipal bonds:             Fund's net assets in high yield,  primarily in
Municipal debt               high risk fixed-income            lower rated,
obligations rated lower      securities.                        high-yield
than investment grade by                                       securities.
an NRSRO or, if unrated,
of comparable quality.
These securities are
often referred to as
"junk bonds" and are
considered to be of poor
standing and
predominately speculative.
--------------------------- ----------------------------------------------------
Options: Options             We may invest in futures, options and closing
represent a right to buy     transactions related thereto.  These activities
or sell a security at an     will not be entered into for speculative purposes,
agreed upon price at a       but rather for hedging purposes and to facilitate
future date. The             the ability to quickly deploy into the market a
purchaser of an option       Fund's cash, short-term debt securities and other
may or may not choose to     money market instruments at times when each Fund's
go through with the          assets are not fully invested.  We may only enter
transaction.                 into these transactions for hedging purposes if it
                             is consistent with a Fund's respective investment
Certain options may be       objective and policies.
considered to be
derivative securities.       We may invest up to an aggregate of 20% of a Fund's
                             net assets in futures, options and swaps as long as
                             each Fund's investment in these securities when
                             aggregated with other taxable instruments and
                             securities rated below investment grade (other than
                             the Delaware National High-Yield Municipal Bond
                             Fund) does not exceed 20% of each Fund's total net
                             assets.

                             Use of these strategies can increase the operating
                             costs of the Funds and can lead to loss of
                             principal.
---------------------------- ---------------------------------------------------
Futures contracts: Futures   We may invest in futures, options and closing
contacts are agreements      transactions related thereto.  These activities
for the purchase or sale     will not be entered into for speculative
of securities (or index of   purposes, but rather for hedging purposes and
securities) at a specified   to facilitate the ability to quickly deploy
price, on a specified        into the market a Fund's cash, short-term debt
date.  Unlike an option, a   securities and other money market instruments
futures contract must be     at times when each Fund's assets are not fully
executed unless it is sold   invested.  We may only enter into these
before the settlement        transactions for hedging purposes if it is
date.                        consistent with a Fund's respective investment
                             objective and policies.
Certain futures and
options on futures may be    We may invest up to an aggregate of 20% of each
considered to be             Fund's net assets in futures, options and swaps
derivative securities.       as long as each Fund's investment in these
                             securities when aggregated with other taxable
                             instruments and securities rated below
                             investment grade (other than Delaware National
                             High-Yield Municipal Bond Fund) does not exceed
                             20% of each Fund's total net assets.

                             At times when we anticipate adverse conditions,
                             we may want to protect gains on securities
                             without actually selling them.  We might use
                             futures or options on futures to neutralize the
                             effect of any price declines, without selling a
                             bond or bonds.

                             Use of these strategies can increase the
                             operating costs of the Funds and can lead to
                             loss of principal.
---------------------------- -------------------------------------------------

                                       14

---------------------------- ---------------------------------------------------
       Securities                             How we use them
---------------------------- ---------------- ---------------- -----------------
                                                Delaware
                              Delaware        Tax-Free USA   Delaware National
                            Tax-Free USA      Intermediate        High-Yield
                                Fund              Fund       Municipal Bond Fund
---------------------------- --------------------------------- -----------------
Restricted securities:       We may invest without limitation in
Privately-placed             privately-placed securities including those
securities whose resale is   that are eligible for resale only among certain
restricted under             institutional buyers without registration,
securities law.              which are commonly known as "Rule 144A
                             Securities."
---------------------------- ---------==---------------------- -----------------
Illiquid securities:         We may invest up to 10% of      We may invest
Securities that do not       each Fund's net assets in       up to 15% of
have a ready market, and     illiquid securities.            Delaware
cannot be easily sold                                        National
within seven days at                                         High-Yield
approximately the price                                      Municipal Bond
that a fund has valued                                       Fund's net
them.                                                        assets in
                                                             illiquid
                                                             securities.
---------------------------- --------------------==----------- -----------------
Repurchase agreements:       Typically, we use repurchase agreements as a
Agreements between a buyer   short-term investment for our cash position. We
of securities, such as a     may use repurchase agreements which are at
fund, and a seller of        least 102% collateralized by securities in
securities, in which the     which a Fund is permitted to invest directly.
seller agrees to buy the     We will only enter into repurchase agreements
securities back within a     in which the collateral is comprised of U.S.
specified time at the same   government securities.
price the buyer paid for
them, plus an amount equal   We may not enter into repurchase agreements
to an agreed upon interest   that represent more than 10% of Delaware
rate. Repurchase             National High-Yield Municipal Bond Fund's total
agreements are often         assets except when investing for defensive
viewed as equivalent to      purposes during periods of adverse market
cash.                        conditions.
---------------------------- ------------------------------- -----------------
Reverse repurchase           This is not a principal         We may enter
agreements: The same as      strategy for the Funds.         into reverse
repurchase agreements                                        repurchase
except that a fund would                                     agreements for
act as the seller and                                        amounts
agree to buy back the                                        aggregating up
securities at the same                                       to 10% of
price the buyer paid for                                     Delaware
them, plus an agreed upon                                    National
interest rate.                                               High-Yield
                                                             Municipal Bond
                                                             Fund's total
                                                             assets.  This
                                                             may be
                                                             preferable to a
                                                             regular sale
                                                             because it
                                                             avoids certain
                                                             market risk and
                                                             transaction
                                                             costs. However,
                                                             it is a form of
                                                             leveraging
                                                             which may
                                                             exaggerate any
                                                             increases or
                                                             decreases in
                                                             the Fund's net
                                                             asset value.
                                                             Because use of
                                                             this technique
                                                             is limited, we
                                                             believe it may
                                                             facilitate the
                                                             Fund's ability
                                                             to provide
                                                             current income
                                                             without
                                                             adversely
                                                             affecting our
                                                             ability to
                                                             preserve
                                                             capital.
---------------------------- ------------------------------- -----------------

                                       15

How we manage the Funds (continued)

-------------------------- -----------------------------------------------------
       Securities                             How we use them
-------------------------- ---------------- ---------------- -------------------
                                                Delaware
                              Delaware        Tax-Free USA   Delaware National
                            Tax-Free USA      Intermediate        High-Yield
                                Fund              Fund       Municipal Bond Fund
---------------------------- --------------------------------- -----------------
Interest rate swaps and      We may use interest rate swaps to adjust each
index swap agreements:  In   Fund's sensitivity to interest rates by
an interest rate swap, a     changing its duration.  We may also use
fund receives payment from   interest rate swaps to hedge against changes in
another party based on a     interest rates.  We may use index swaps to gain
floating interest rate in    exposure to markets that each Fund invests in
return for making payments   and may also use index swaps as a substitute
based on a fixed interest    for futures, options or forward contracts if
rate.  An interest rate      such contracts are not directly available to
swap can also work in        each Fund on favorable terms.
reverse, with a fund
receiving payments based     We may invest up to an aggregate of 20% of each
on a fixed interest rate     Fund's net assets in futures, options and swaps
and making payments based    as long as each Fund's investment in these
on a floating interest       securities when aggregated with other taxable
rate.  In an index swap, a   instruments and securities rated below
fund receives gains or       investment grade (other than the Delaware
incurs losses based on the   National High-Yield Municipal Bond Fund) does
total return of an index,    not exceed 20% of each Fund's total assets.
in exchange for making
fixed or floating interest   Use of these strategies can increase the
rate payments to another     operating costs of the Funds and can lead to
party.                       loss of principal.
---------------------------- -------------------------------------------------

Please  see  the  Statement  of  Additional  Information  (SAI)  for  additional descriptions of these securities.

Borrowing money
Each Fund may borrow money from banks as a temporary  measure for  extraordinary or emergency purposes or to facilitate  redemptions but normally does not do so.
Each  Fund may  borrow  up to 10% of the  value  of its  total  assets  (20% for
Delaware  National  High-Yield  Municipal Bond Fund). A Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Fund being unable to meet its investment objective.  The
Funds will not borrow money in excess of one-third of the value of their assets.

Purchasing securities on a when-issued or delayed delivery basis
Each Fund may buy securities on a when-issued or  delayed-delivery  basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
The Funds will  designate  cash or  securities  in amounts  sufficient  to cover obligations and will value the designated assets daily.

Lending securities
Delaware  Tax-Free  USA  Intermediate  Fund may lend up to 25% of its  assets to
qualified   brokers/dealers  and  institutional   investors  for  their  use  in
securities  transactions.  Borrowers  of  the  Fund's  securities  must  provide collateral to the Fund and adjust the amount of  collateral  each day to reflect changes  in the value of loaned  securities.  These  transactions,  if any,  may generate additional income for the Fund.

Concentration
Where we feel there is a limited  supply of appropriate  investments,  each Fund may  concentrate  its  investments  (invest  more than 25% of total  assets)  in municipal  obligations  relating  to  similar  types of  projects  or with other similar  economic,  business  or  political  characteristics  (such  as bonds of housing finance agencies or health care facilities).  In addition, each Fund may invest more than 25% of its assets in  industrial  development  bonds or, in the case of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate  Fund,
pollution control bonds,  which may be backed only by the assets and revenues of a nongovernmental  issuer. Each Fund will not, however,  invest more than 25% of its total assets in bonds issued for companies in the same industry.

Temporary defensive measures
In response to unfavorable  market  conditions,  each Fund may invest in taxable instruments for temporary  defensive  purposes.  These could include  securities such as obligations of the U.S. government,  its agencies and instrumentalities, commercial paper,  cash,  certificates of deposit of domestic banks,  other cash equivalents and other debt instruments.  These investments may not be consistent with each  Fund's  investment  objective.  To the extent that a Fund holds these investments, it may be unable to achieve its investment objective.

Portfolio turnover
It is possible  that each Fund's annual  portfolio  turnover may be greater than
100%.  A turnover  rate of 100% would occur if, for  example,  a Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may result in increased transaction costs for investors and may affect each
Fund's performance.

                                       16

The risks of investing in the Funds
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully  evaluate  the risks.  Because of the nature of the Funds,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in these funds. Please see the SAI for further discussion of these risks and other risks not discussed here.

------------------------- ------------------------------------------------------
         Risks                         How we strive to manage them
------------------------- ---------------- ----------------- -------------------
                                                Delaware
                             Delaware         Tax-Free USA    Delaware National
                           Tax-Free USA      Intermediate        High-Yield
                               Fund              Fund        Municipal Bond Fund
------------------------- ---------------------------------- -------------------
Interest rate risk: The   We do not try to increase return   In an attempt to
risk that securities,     by predicting and aggressively     reduce interest
particularly bonds with   capitalizing on interest rate      rate risk, we will
longer maturities, will   moves.                             adjust the Fund's
decrease in value if                                         average maturity
interest rates rise.      In an attempt to reduce interest   based on our view
                          rate risk, we will adjust a        of interest
                          Fund's average maturity based on   rates.  In
                          our view of interest rates.  In    anticipation of an
                          anticipation of an interest rate   interest rate
                          decline, we may extend average     decline, we may
                          maturity and when we anticipate    extend average
                          an increase we may shorten         maturity and when
                          average maturity.                  we anticipate an
                                                             increase we may
                                                             shorten average
                                                             maturity.
------------------------- ------------------------------------------------------
Market risk: The risk     We maintain a long-term investment approach and focus
that all or a majority    on bonds we believe will provide a steady income
of the securities in a    stream regardless of interim market fluctuations. We
certain market--like the  do not try to predict overall market movements and
stock or bond             generally do not trade for short-term purposes.
market--will decline in
value because of
economic conditions,
future expectations or
investor confidence.
------------------------- ------------------------------------------------------
Industry and security     We spread each Fund's assets across different types
risk:  Industry risk is   of municipal bonds and among bonds representing
the risk that the value   different industries and regions throughout the
of securities in a        country in order to minimize the impact that a poorly
particular industry       performing security would have on a Fund. We also
will decline because of   follow a rigorous selection process before choosing
changing expectations     securities for the portfolio.
for the performance of
that industry.            As discussed under "Concentration" on page 16, where
                          we feel there is a limited supply of appropriate
Security risk is the      investments, we may concentrate each Fund's
risk that the value of    investments in just a few industries.  This will
an individual security    expose a Fund to greater industry and security risk.
will decline because of
changing expectations
for the performance of
that individual company
issuing the stock or
bond.
------------------------- ------------------------------------------------------

                                       17

How we manage the Funds (continued)

------------------------- ------------------------------------------------------
         Risks                         How we strive to manage them
------------------------- ---------------- ----------------- -------------------
Credit risk:              We conduct careful credit       The Fund is subject
The possibility that a    analysis of individual bonds;   to significant credit
bond's issuer (or an      we focus on high-quality        risk due to its
entity that insures the   bonds and limit our holdings    investment in lower
bond) will be unable to   of bonds rated below            quality,
make timely payments of   investment grade; and we hold   high-yielding bonds.
interest and principal.   a number of different bonds     This risk is
                          in the portfolio. All of this   described more fully
In the case of            is designed to help reduce      below. We strive to
municipal bonds,          credit risk.                    manage this risk by
issuers may be affected                                   maintaining a number
by poor economic                                          of different bonds
conditions in their                                       from different
states.                                                   issuers so that if
                                                          one issuer
                                                          experiences
                                                          difficulties, it will
                                                          have a lesser effect
                                                          on the entire
                                                          portfolio.
------------------------- ------------------------------- -----------------------
Call risk: The risk       We take into consideration the likelihood of
that a bond issuer will   prepayment when we select bonds and, in certain
prepay the bond during    environments, we may look for bonds that have
periods of low interest   protection against early prepayment.
rates, forcing
investors to reinvest
their money at interest
rates that might be
lower than rates on the
called bond.
------------------------- -------------------------------------------------------
Liquidity risk: The       We limit each Fund's exposure to illiquid securities
possibility that          to no more than 15% of a Fund's net assets.
securities cannot be
readily sold, within
seven days, at
approximately the price
that a fund values them.
------------------------- ------------------------------- -----------------------
High-yield, high risk     We limit the amount of the      This is a significant
municipal bonds:          portfolio which may be          risk for the Delaware
Investing in so-called    invested in lower quality,      National High-Yield
"junk" bonds entails      higher yielding bonds.          Municipal Bond Fund.
the risk of principal                                     In striving to manage
loss, which may be                                        this risk, we hold a
greater than the risk                                     number of different
involved in investment                                    bonds representing a
grade bonds. High-yield                                   variety of industries
bonds are sometimes                                       and municipal
issued by                                                 projects, seeking to
municipalities with                                       minimize the effect
less financial strength                                   that any one bond may
and therefore less                                        have on the portfolio.
ability to make
projected debt payments
on the bonds.

A protracted economic
downturn could
adversely affect the
value of outstanding
high-yield bonds and
the ability of
high-yield issuers to
repay principal and
interest.
------------------------- ------------------------------- -----------------------

                                       18

------------------------- -------------------------------------------------------
         Risks                         How we strive to manage them
------------------------- ---------------- ----------------- --------------------
                                                Delaware
                               Delaware       Tax-Free USA    Delaware National
                             Tax-Free USA     Intermediate        High-Yield
                               Fund              Fund        Municipal Bond Fund
---------------------------- ----------------------------------------------------
Non-diversified funds have   Each Fund is a non-diversified fund and is subject
the flexibility to invest    to this risk.  Nevertheless, we typically hold
as much as 50% of their      securities from a variety of different issuers,
assets in as few as two      representing different sectors and different types
issuers provided no single   of municipal projects.  We also perform extensive
issuer accounts for more     credit analysis on all securities.  We are
than 25% of the              particularly diligent in reviewing the credit
portfolio.  The remaining    status of bonds that represent a larger percentage
50% of the portfolio must    of portfolio assets.
be diversified so that no
more than 5% of a fund's
assets is invested in the
securities of a single
issuer.  Because a
non-diversified fund may
invest its assets in fewer
issuers, the value of fund
shares may increase or
decrease more rapidly than
if a fund was fully
diversified.  If a fund
were to invest a large
portion of its assets in a
single issuer, the fund
could be significantly
affected if that issuer
was unable to satisfy its
financial obligations.
---------------------------- ----------------------------------------------------
Derivatives risk:            We will use derivatives for defensive purposes,
Derivatives risk is the      such as to protect gains or hedge against
possibility that a fund      potential losses in the portfolio without actually
may experience a             selling a security, to neutralize the impact of
significant loss if its      interest rate changes, to improve diversification
employs a derivatives        or to earn additional income.  We will generally
strategy (including a        not use derivatives for reasons inconsistent with
strategy involving inverse   our investment objective.
floaters, futures,
options, and swaps such as
interest rate swaps and
index swaps) related to a
security or a market index
and that security or index
moves in the opposite
direction from what the
portfolio manager had
anticipated.  A
significant risk of
derivative transactions is
the creditworthiness of
the counter-party, since
the transaction depends on
the willingness and
ability of the
counterparty to fulfill
its contractual
obligations.  Derivatives
also involve additional
expenses, which could
reduce any benefit or
increase any loss to a
fund from using the
strategy.
---------------------------- ----------------------------------------------------

Disclosure of portfolio holdings
A  description  of each  Fund's  policies  and  procedures  with  respect to the disclosure of a Fund's portfolio securities is available in the Funds' SAI.

                                       19

Who manages the Funds

Investment manager
The Funds are  managed by Delaware  Management  Company  (Manager),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management Holdings,  Inc. The Manager makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative  services.
For these  services to the Funds,  the Manager was paid  aggregate  fees, net of waivers, for the last fiscal year as follows:

                           Investment management fees

                      Delaware Tax-Free   Delaware Tax-Free USA    Delaware National High-Yield
                           USA Fund         Intermediate Fund          Municipal Bond Fund
--------------------- ------------------ ------------------------- ------------------------------
As a percentage of          0.45%                  0.33%                       0.43%
average daily net
assets

A discussion  regarding  the basis for the Boards of  Trustees'  approval of the investment  advisory  contract  is  available  in each Fund's  annual  report to shareholders for the period ended August 31, 2006.

Portfolio managers
Joseph R. Baxter and Robert F. Collins have  primary  responsibility  for making day-to-day  investment  decisions for each Fund. Mr. Baxter became co-manager of the Funds in January 2003. Mr. Collins assumed  responsibility  for the Funds on
June 25, 2004.

Joseph R. Baxter
Senior Vice  President,  Head of Municipal  Bond  Department,  Senior  Portfolio
Manager Mr.  Baxter  joined  Delaware  Investments  in 1999. He heads the firm's municipal  bond  department  and is  responsible  for setting  the  department's investment  strategy.  He is also a co-portfolio manager of the firm's municipal bond funds and several client accounts. Before joining Delaware Investments,  he held  investment  positions  with First  Union,  most  recently  as a  municipal portfolio  manager with the Evergreen  Funds.  Mr. Baxter  received a bachelor's degree in finance and marketing from LaSalle University.

Robert F. Collins, CFA
Senior Vice  President,  Senior  Portfolio  Manager Mr. Collins joined  Delaware
Investments  in 2004 and is a  co-portfolio  manager  of  several  of the firm's municipal bond funds and client accounts. Prior to joining Delaware Investments, he spent five years as a co-manager of the municipal portfolio  management group within PNC Advisors,  where he oversaw the  tax-exempt  investments  of high net worth and  institutional  accounts.  Before that, he headed the municipal  fixed income  team at  Wilmington  Trust,  where he  managed  funds and high net worth accounts.  Mr.  Collins  earned a bachelor's  degree in  economics  from Ursinus
College,  and he is  also  a  former  president  of the  Financial  Analysts  of
Wilmington, Delaware.

The Funds' SAI provides  additional  information about each portfolio  manager's compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio manager's ownership of Fund shares.

Manager of managers structure
The Funds and the Manager have received an exemptive  order from the  Securities and Exchange  Commission (SEC) to operate under a manager of managers  structure that  permits  the  Manager,  with the  approval of the Boards of  Trustees,  to appoint  and  replace  sub-advisors,  enter into  sub-advisory  agreements,  and materially  amend and terminate  sub-advisory  agreements on behalf of the Funds without shareholder approval (the Manager of Managers Structure). The Manager of
Managers  Structure was approved by  shareholders at a meeting held on March 23,
2005 (or as adjourned).  Under the Manager of Manager Structure, the Manager has
ultimate  responsibility,  subject  to  oversight  by  the  Funds'  Boards,  for overseeing the Funds'  sub-advisors and recommending to the Boards their hiring, termination or replacement. The SEC order does not apply to any sub-advisor that is  affiliated  with the  Funds  or the  Manager.  While  the  Manager  does not currently  expect to use the Manager of Managers  Structure  with respect to the
Funds,  the  Manager  may,  in the future,  recommend  to the Funds'  Boards the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds' portfolio.

The Manager of Managers  Structure  enables  the Funds to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase  in the  overall  management  and  advisory  fees  payable by the Funds without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       20

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering, and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                                 Board of Trustees
                                                                                  Custodian
 Investment Manager                                                               JPMorgan Chase Bank
 Delaware Management Company                                                      4 Chase Metrotech Center
 2005 Market Street                                   The Fund                    Brooklyn, NY 11245
 Philadelphia, PA 19103-7094

                                                                      Service agent
                                   Distributor                        Delaware Service Company, Inc.
                                   Delaware Distributors, L.P.        2005 Market Street
                                   2005 Market Street                 Philadelphia, PA 19103-7094
                                   Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
 Portfolio managers                Lincoln Financial Distributors,
 (see page 20 for details)         Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                                 Financial advisors

                                                 Shareholders

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and  others  that  perform  services  for the  fund.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment  manager and distributor.  However,  the Funds rely on certain exemptive  rules  adopted by the SEC that require their Boards of Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager
An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent  with the  objective  and policies  stated in the mutual
fund's   prospectus.   The  investment  manager  places  portfolio  orders  with
broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions for individual portfolios on a day-to-day basis.

Custodian
Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates  fund securities from other bank assets.

Distributor
Most  mutual  funds   continuously  offer  new  shares  to  the  public  through distributors  who are  regulated as  broker/dealers  and are subject to National
Association  of  Securities  Dealers  (NASD) rules  governing  mutual fund sales practices.

Financial intermediary wholesaler
Pursuant to a contractual arrangement with Delaware Distributors,  L.P., Lincoln
Financial  Distributors,  Inc. (LFD) is primarily  responsible for promoting the sale of  Fund  shares  through  broker/dealers,  financial  advisors  and  other financial intermediaries.

Service agent
Mutual fund companies employ service agents  (sometimes  called transfer agents)
to maintain records of shareholder  accounts,  calculate and disburse  dividends
and  capital  gains  and  prepare  and  mail  shareholder   statements  and  tax
information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors
Financial  advisors provide advice to their clients -- analyzing their financial objectives and recommending  appropriate funds or other  investments.  Financial advisors are associated  with  securities  broker/dealers  who have entered into selling and/or service arrangements with the Distributor. Selling broker/dealers and financial  advisors are compensated for their  services,  generally  through sales  commissions,  12b-1 fees and/or  service  fees  deducted  from the fund's assets.

Shareholders
Like  shareholders of other companies,  mutual fund  shareholders  have specific voting rights.  Material  changes in the terms of a fund's  management  contract must be approved by a shareholder vote, and funds seeking to change  fundamental investment policies must also seek shareholder approval.

                                       21

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

Class A

     o    Class A shares of Delaware  Tax-Free  USA Fund and  Delaware  National
          High-Yield  Municipal Bond Fund have an up-front sales charge of up to
          4.50% that you pay when you buy the shares. Class A shares of Delaware
          Tax-Free USA Intermediate  Fund have an up-front sales charge of up to
          2.75%.

     o    If you invest  $100,000 or more,  your front-end  sales charge will be reduced.

     o    You may  qualify  for  other  reductions  in sales  charges  and under certain  circumstances the sales charge may be waived, as described in
          "How to reduce your sales charge" on page 26.

     o    Class A shares are also subject to an annual 12b-1 fee no greater than
          0.30% (0.25% for Delaware National High-Yield  Municipal Bond Fund) of
          average daily net assets,  which is lower than the 12b-1 fee for Class
          B and Class C shares. See "Dealer Compensation" on page 25 for further information.

     o    Class A shares  generally  are not  subject to a  contingent  deferred sales  charge  except in the limited  circumstances  described  in the table below.

Class A sales charges

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested rounded to the nearest hundredth. The actual sales charge as a  percentage  of the net  amount  invested  will vary  depending  on the amount invested, rounding and the then-current net asset value (NAV).

                         Delaware Tax-Free USA Fund
                         and Delaware National High-               Delaware Tax-Free USA
                         Yield Municipal Bond Fund                   Intermediate Fund
---------------------------------------------------------   ----------------------------------
                       Sales charge      Sales charge         Sales charge     Sales charge
                          as % of         as % of net             as % of       as % of net
  Amount of purchase   offering price   amount invested       offering price  amount invested
---------------------------------------------------------   ----------------------------------
Up to $99,999             4.50%             4.71%                 2.75%          2.83%
---------------------------------------------------------   ----------------------------------
$100,000 - $249,999       3.50%             3.63%                 2.00%          2.04%
---------------------------------------------------------   ----------------------------------
$250,000 - $499,999       2.50%             2.56%                 1.00%          1.01%
---------------------------------------------------------   ----------------------------------
$500,000 - $999,999       2.00%             2.04%                 1.00%          1.01%
---------------------------------------------------------   ----------------------------------
Amount over $1 million    None              None                  None           None
---------------------------------------------------------   ----------------------------------

As shown above,  there is no front-end sales charge when you purchase $1 million or more  of  Class A  shares.  However,  if  your  financial  advisor  is paid a commission on your purchase,  you will have to pay a limited contingent deferred sales charge (Limited CDSC),  unless a specific waiver of the charge applies, of
1.00% if you redeem Delaware Tax-Free USA Fund and Delaware National  High-Yield
Municipal  Bond Fund within the first year and 0.50% if you redeem shares within the second  year;  and of 0.75% if you redeem  shares of Delaware  Tax-Free  USA
Intermediate  Fund within the first year. See "Dealer  compensation"  on page 25 for a description of the amount of dealer compensation that is paid.

                                       22

Class B

     o    Class B shares have no up-front  sales  charge,  so the full amount of your  purchase  is  invested  in a  Fund.  However,  you  will  pay  a contingent  deferred sales charge if you redeem your shares within six years  after you buy them  (three  years  for  Delaware  Tax-Free  USA
          Intermediate Fund).

     o    If you  redeem  Class B  shares  of  Delaware  Tax-Free  USA  Fund and
          Delaware National High-Yield Municipal Bond Fund during the first year after  you buy  them,  the  shares  will be  subject  to a  contingent deferred sales charge of 4.00%.  The contingent  deferred sales charge is 3.00%  during the second year,  2.25% during the third year,  1.50%
          during the fourth and fifth years,  1.00% during the sixth year and 0%
          thereafter.   For  Delaware   Tax-Free  USA  Intermediate   Fund,  the
          contingent deferred sales charge is 2.00% during the first year, 1.00%
          during the second and third years and 0% thereafter.

     o    In determining whether the contingent deferred sales charge applies to a  redemption  of Class B Shares,  it will be assumed that shares held for more  than six  years  are  redeemed  first,  followed  by  shares acquired through the reinvestment of dividends or  distributions,  and finally by shares held longest during the six-year period. For further information on how the contingent deferred sales charge is determined, please see "Calculation of Contingent Deferred Sales Charges - Class B
          and Class C" on page 24.

     o    Under certain  circumstances the contingent  deferred sales charge may be waived; please see the SAI for further information.

     o    For  approximately  eight years (five years for Delaware  Tax-Free USA
          Intermediate Fund) after you buy your Class B shares, they are subject to an annual  12b-1 fee no greater  than  1.00% of  average  daily net assets (of which  0.25% are  service  fees)  paid to the  distributor, dealers or others for providing  services and maintaining  shareholder accounts.

     o    Because of the higher 12b-1 fee,  Class B shares have higher  expenses and any  dividends  paid on these  shares  are  generally  lower  than dividends on Class A shares.

     o    Approximately  eight  years  (five  years for  Delaware  Tax-Free  USA
          Intermediate  Fund) after you buy them,  Class B shares  automatically convert  into  Class A shares  with a 12b-1 fee of no more than  0.30%
          (0.25%  for  Delaware  National   High-Yield   Municipal  Bond  Fund).
          Conversion may occur as late as three months after, as applicable, the
          eighth   anniversary  of  purchase  (fifth  anniversary  for  Delaware
          Tax-Free USA  Intermediate  Fund),  during which time Class B's higher
          12b-1 fees apply.

     o    You may  purchase  only up to  $100,000  of Class B shares  at any one time.

Class C

     o    Class C shares have no up-front  sales  charge,  so the full amount of your  purchase  is  invested  in a  Fund.  However,  you  will  pay  a contingent  deferred  sales  charge of 1.00% if you redeem your shares within 12 months after you buy them.

     o    In determining whether the contingent deferred sales charge applies to a  redemption  of Class C Shares,  it will be assumed that shares held for more  than 12  months  are  redeemed  first,  followed  by  shares acquired through the reinvestment of dividends or  distributions,  and finally by shares held for 12 months or less. For further  information on how the contingent deferred sales charge is determined,  please see
          "Calculation of Contingent  Deferred Sales Charges - Class B and Class
          C" on page 24.

     o    Under certain  circumstances the contingent  deferred sales charge may be waived; please see the SAI for further information.

     o    Class C shares  are  subject to an annual  12b-1 fee no  greater  than
          1.00% of average  daily net assets (of which 0.25% are  service  fees)
          paid to the distributor,  dealers or others for providing services and maintaining shareholder accounts.

     o    Because of the higher 12b-1 fee,  Class C shares have higher  expenses and any  dividends  paid on these  shares  are  generally  lower  than dividends on Class A shares.

     o    Unlike Class B shares, Class C shares do not automatically  convert to another class.

     o    You may purchase any amount less than  $1,000,000 of Class C shares at any one time.

                                       23

About your account (continued)

Each share class of the Funds has  adopted a separate  12b-1 plan that allows it to pay distribution  fees for the sale and  distribution of its shares.  Because these fees are paid out of the  Fund's  assets on an  ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

Calculation  of  Contingent  Deferred  Sales  Charges  -  Class  B and  Class  C
Contingent  deferred  sales  charges  (CDSC) are charged as a percentage  of the dollar  amount  subject to the CDSC.  The charge  will be  assessed on an amount equal to the  lesser  of the NAV at the  time the  shares  being  redeemed  were purchased or the NAV of those shares at the time of redemption.  No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through  reinvestment of dividends or capital gains distributions.  For purposes of this formula, the "NAV at the time of purchase"  will be the NAV at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another  Delaware
Investments(R) Fund. In the event of an exchange of the shares, the "NAV of such shares  at the  time of  redemption"  will be the NAV of the  shares  that  were acquired in the exchange.

                                       24

Dealer compensation
Your  financial  advisor  that sells you shares of the Funds may be  eligible to receive the following  amounts as compensation for your investment in the Funds.
These amounts are paid by the  distributor  to the  securities  dealer with whom your financial advisor is associated.

                           Delaware Tax-Free USA Fund and Delaware     Delaware Tax-Free USA
                           National High-Yield Municipal Bond Fund     Intermediate Fund
---------------------------------------------------------------   ----------------------------------
                           Class A(1)  Class B(2)   Class C(3)    Class A(1) Class B(2)  Class C(3)
                          ----------- ------------ ------------  ----------- ----------- ----------
Commission (%)               ---          4.00%        1.00%        ---         2.00%      1.00%
------------------------- ----------- ------------ ------------  ----------- ----------- ----------
Investment up to $99,999    4.00%          ---          ---        2.35%         ---        ---
------------------------- ----------- ------------ ------------  ----------- ----------- ----------
$100,000 - $249,999         3.00%          ---          ---        1.75%         ---        ---
------------------------- ----------- ------------ ------------  ----------- ----------- ----------
$250,000 - $499,999         2.00%          ---          ---        0.75%         ---        ---
------------------------- ----------- ------------ ------------  ----------- ----------- ----------
$500,000 - $999,999         1.60%          ---          ---        0.75%         ---        ---
------------------------- ----------- ------------ ------------  ----------- ----------- ----------
$1,000,000 - $4,999,999     1.00%          ---          ---        0.75%         ---        ---
------------------------- ----------- ------------ ------------  ----------- ----------- ----------
$5,000,000 - $24,999,999    0.50%          ---          ---        0.50%         ---        ---
------------------------- ----------- ------------ ------------  ----------- ----------- ----------
$25,000,000 +               0.25%          ---          ---        0.25%         ---        ---
------------------------- ----------- ------------ ------------  ----------- ----------- ----------
12b-1 Fee to Dealer         0.30%         0.25%        1.00%       0.15%        0.15%      1.00%

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable (0.25% for Delaware National High-Yield  Municipal
     Bond Fund) to Class A shares.  However,  the  Distributor has contracted to limit the  maximum  12b-1  fee  applicable  to Class A shares  of  Delaware
     Tax-Free USA Fund to 0.25% (0.15% for  Delaware  Tax-Free USA  Intermediate
     Fund) of average daily net assets through December 31, 2007.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00% (2.00% for Delaware Tax-Free USA Intermediate
     Fund).  Your securities  dealer also may be eligible to receive a 12b-1 fee of up to 0.25% (0.15% for Delaware Tax-Free USA Intermediate Fund) from the date of purchase.  After approximately eight years (five years for Delaware
     Tax-Free USA Intermediate Fund), Class B shares automatically  convert into
     Class A shares and dealers may then be eligible to receive the 0.30% (0.25%
     for Delaware National High-Yield  Municipal Bond Fund) 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's service fee of up to 0.25%. During the first 12 months, the  Distributor  retains the full 1.00% 12b-1 fee to partially  offset the up-front  commission and the prepaid 0.25% service fee advanced at the time of  purchase.  Starting in the 13th month,  your  securities  dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

     Payments to intermediaries
     The Distributor,  Lincoln Financial Distributors, Inc. and their affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain  affiliated or  unaffiliated  brokers,  dealers or other financial  intermediaries  (Financial  Intermediaries)  in connection with the sale or retention  of fund shares  and/or  shareholder  servicing, including  providing the Funds with "shelf space" or a higher  profile with the  Financial  Intermediary's  consultants,  sales  persons and  customers
     (distribution  assistance).  The  level of  payments  made to a  qualifying
     Financial Intermediary in any given year will vary. To the extent permitted by SEC and NASD  rules  and  other  applicable  laws and  regulations,  the
     Distributor  may pay or  allow  its  affiliates  to pay  other  promotional incentives or payments to Financial Intermediaries.

     If a  mutual  fund  sponsor  or  distributor  makes  greater  payments  for distribution  assistance  to your  Financial  Intermediary  with respect to distribution  of shares of that  particular  mutual  fund than  sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the  distribution  of the  shares of their  mutual  funds,  your
     Financial  Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other  mutual  funds or over the  other  investment  options.  In addition,  depending on the arrangements in place at any particular time, a
     Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes.  You should consult with your Financial  Intermediary and review carefully any disclosures  provided by such Financial Intermediary as to compensation it receives in connection with  investment  products  it  recommends  or  sells  to you.  In  certain instances,  the payments could be  significant  and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Funds' shares.

     For more information, please see the Funds' SAI.

                                       25

About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible  for any of these  programs.  You may also need to provide  information
(such  as your  other  Delaware  Investments(R) Fund holdings  and the  names of qualifying  family members and their holdings) to your financial  advisor or the
Funds in order to qualify for a reduction in sales charges.

------------ -------------------------- ----------------------------------------
                                                     Share class
  Program          How it works              A             B         C
------------ -------------------------- ------------- --------------------------
Letter       Through a Letter of             X        Although the Letter of
of Intent    Intent you agree to                      Intent and Rights of
             invest a certain                         Accumulation do not apply
             amount in Delaware                       to the purchase of Class
             Investments(R) Funds                     B and Class C shares, you
             (except money market                     can combine your purchase
             funds with no sales                      of Class A shares with
             charge) over a                           your purchase of Class B
             13-month period to                       and Class C shares to
             qualify for reduced                      fulfill your Letter of
             front-end sales                          Intent or qualify for
             charges.                                 Rights of Accumulation.
------------ -------------------------- -------------
Rights       You can combine your            X
of           holdings or purchases
Accumulation of all funds in the
             Delaware Investments(R)
             Funds (except money
             market funds with no
             sales charge), as well
             as the holdings and
             purchases of your
             spouse and children
             under 21 to qualify
             for reduced front-end
             sales charges.
------------ -------------------------- ------------- ------------- ------------
Reinvestment Up to 12 months after      For Class     For Class       Not
of           you redeem shares, you     A, you        B, your         available.
Redeemed     can reinvest the           will not      account
Shares       proceeds without           have to       will be
             paying a sales charge      pay an        credited
             as noted to the right.     additional    with the
                                        front-end     contingent
                                        sales         deferred
                                        charge.       sales
                                                      charge
                                                      you
                                                      previously
                                                      paid on
                                                      the
                                                      amount
                                                      you are
                                                      reinvesting.
                                                      Your
                                                      schedule
                                                      for
                                                      contingent
                                                      deferred
                                                      sales
                                                      charges
                                                      and
                                                      conversion
                                                      to Class
                                                      A will
                                                      not start
                                                      over
                                                      again; it
                                                      will pick
                                                      up from
                                                      the point
                                                      at which
                                                      you
                                                      redeemed
                                                      your
                                                      shares.
------------ -------------------------- ------------- ------------- -------------

                                       26

Buying Class A shares as Net Asset Value

Class  A  shares  of a  Fund  may  be  purchased  at  NAV  under  the  following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware Investments(R) Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees  of any  Delaware Investments(R) Fund,  the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware  Investments(R) Funds;   and  (iii)   registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at NAV.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at NAV.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R) Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers  if they are not  eligible to purchase  shares of a Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV Agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       27

About your account (continued)

Waivers of Contingent Deferred Sales Charges

                                                                Share Class
               Category                                     A*        B           C
------------------------------------------------------- --------- ----------- ----------
Redemptions in accordance with a Systematic Withdrawal      X         X           X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified.
------------------------------------------------------- --------- ----------- ----------
Redemptions that result from the Funds' right to            X         X           X
liquidate a shareholder's account if the aggregate net
asset value of the shares held in the account is less
than the then-effective minimum account size.
----------------------------------------------------------------------------------------
For distributions from accounts established under the       X         X           X
Uniform Gifts to Minors Act or Uniform Transfers to
Minors Act or trust accounts, the waiver applies upon
the death of all beneficial owners.
------------------------------------------------------- --------- ----------- ----------
Redemptions by the classes of shareholders who are          X         Not        Not
permitted to purchase shares at net asset value,                   available. available.
regardless of the size of the purchase.  See "Buying
Class A shares at Net Asset Value" on page 27.
------------------------------------------------------- --------- ----------- ----------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain any records that substantiate  these costs because a Fund, its transfer
agent  and  financial   intermediaries   may  not  maintain  this   information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R) Web site at  www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI.

                                       28

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail, you must include a completed investment application with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                       29

About your account (continued)

How to buy shares (continued)

Once you have completed an  application,  you can generally open an account with an initial investment of $1,000 and make additional  investments at any time for as little as $100.  If you are buying  shares under the Uniform  Gifts to Minors
Act or the Uniform  Transfers to Minors Act, or through an  Automatic  Investing
Plan,  the  minimum  initial  purchase  is  $250,  and you can  make  additional investments of $25 or more.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class of each  Fund at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of each Fund is calculated by  subtracting  the  liabilities of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent  pricing  service  that  uses  methods  approved  by the  Boards  of
Trustees. We price any fixed-income securities that have a maturity of less than
60 days at  amortized  cost,  which  approximates  market  value.  For all other securities,  we use methods approved by the Boards of Trustees that are designed to price securities at their fair market value.

Fair valuation
When the Funds use fair value  pricing,  they may take into  account any factors
they  deem   appropriate.   The  Funds  may  determine  fair  value  based  upon
developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S.  sector or broader stock market  indices.  The price of  securities  used by the Funds to calculate their  respective  NAV may differ from quoted or  published  prices for the same securities.  Fair value  pricing  may  involve  subjective  judgments  and it is possible that the fair value  determined for a security is materially  different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Funds may use fair value pricing more  frequently  for securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Funds value their  securities at 4:00 p.m. Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject  to  the  Boards'   oversight,   the  Funds'   Boards   have   delegated
responsibility  for  valuing  the Funds'  assets to a Pricing  Committee  of the
Manager,  which  operates  under the  policies  and  procedures  approved by the
Boards, to value the Funds' assets on behalf of the Funds.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Fund's prospectus  and annual and  semiannual  reports to that  address  unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will  continue to send one copy of each of these  documents to your  household  until  you  notify  us  that  you  wish to  receive  individual materials.  If you  wish  to  receive  individual  materials,  please  call  our
Shareholder  Service Center at 800 523-1918 or your financial  advisor.  We will begin sending your individual  copies of these documents 30 days after receiving your request.

                                       30

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to a Fund).  Your financial advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request.  For  redemptions of more than  $100,000,  you must include a signature guarantee  for each  owner.  Signature  guarantees  are also  required  when you request  redemption  proceeds to be sent to an address other than the address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       31

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for  purposes of this formula will be the AV of the shares you are actually redeeming.

Account minimums
If you redeem  shares and your  account  balance  falls below a Fund's  required account  minimum  of $1,000  ($250 for  Uniform  Gifts to Minors  Act or Uniform
Transfers to Minors Act accounts or accounts with automatic investing plans) for three or more  consecutive  months,  you will have until the end of the  current calendar quarter to raise the balance to the minimum.  If your account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum  balance.  If your account does not reach the minimum balance,  a Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)'  Web site that gives you access to your account  information and allows you to perform transactions in a secure environment.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other fund materials online, in a secure environment at any time, from anywhere.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

                                       32

Special services (continued)

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R) Fund.  The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can  exchange  all or part of your  shares,  normally for shares of the same class in another  Delaware  Investments(R) Fund without  paying a front-end or a contingent  deferred sales charge at the time of the exchange.  However,  if you exchange  shares from a money  market fund that does not have a sales charge you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same  contingent  deferred sales charge as the shares you originally purchased.  The holding period for the contingent deferred sales  charge will also  remain the same,  with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase  side of any exchange  request,  if in the
Manager's  judgment,  a Fund would be unable to invest effectively in accordance with its investment  objectives and policies or would  otherwise  potentially be adversely affected.

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service, you or your financial  advisor may transfer money between your Fund account and your  predesignated bank account by telephone  request.  MoneyLine  has a  minimum  transfer  of $25  and a  maximum transfer  of  $50,000.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one.

Systematic Withdrawal Plan
Through our  Systematic  Withdrawal  Plan you can  arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A Shares and the  contingent  deferred  sales charge for Class B and C Shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be subjected to the applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

                                       33

About your account (continued)

Frequent trading of Fund shares
The Funds discourage  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Funds' Boards of Trustees have adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund or the Optimum Fund Trust to be a market timer and may consider  anyone who has followed a similar pattern of market timing at an  unaffiliated  fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing  has  occurred,  the Funds will consider  short-term  roundtrips  to include  rapid  purchases and sales of Fund shares through the exchange  privilege.  The Funds reserve the right to consider other trading patterns to be market timing.

Your  ability to use the  Funds'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Funds'  market  timing  policy are not necessarily  deemed accepted by the Funds and may be cancelled or revoked by the
Funds on the next Business Day following receipt by the Funds.

Redemptions  will continue to be permitted in accordance with the Funds' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Funds  reserve the right to modify this policy at any time  without  notice, including  modifications to the Funds' monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Funds'  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Funds'  market timing policy does not  require a Fund to take  action in response to frequent  trading activity.  If a Fund  elects  not to take any  action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders  that engage in rapid  purchases and sales or exchanges of a Fund's shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or  exchanges  of Fund  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management. In particular, a Fund may have difficulty implementing its long-term investment  strategies  if it is forced to maintain a higher level of its assets in  cash to  accommodate  significant  short-term  trading  activity.  Excessive purchases  and sales or  exchanges  of a Fund's  shares may also force a Fund to sell  portfolio  securities at  inopportune  times to raise cash to  accommodate short-term  trading activity.  This could adversely affect a Fund's  performance if, for example,  a Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

                                       34

Frequent trading of Fund shares (continued)

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction  monitoring  procedures  The Funds,  through their  transfer  agent, maintain  surveillance  procedures  designed to detect  excessive or  short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Funds'
market timing policy or other patterns of short-term or excessive  trading.  For purposes of these  transaction  monitoring  procedures,  the Funds may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly among certain  brokers/dealers and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds  will  attempt  to apply  their  monitoring  procedures  to these  omnibus accounts and to the individual  participants  in such accounts.  In an effort to discourage  market timers in such accounts,  the Funds may consider  enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Funds and their agents to detect  market timing in Fund shares,  there is no  guarantee  that the Funds will be able to identify these shareholders or curtail their trading practices. In particular,  the Funds may not be able to detect market timing  attributable  to a particular  investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

                                       35

About your account (continued)

Dividends, distributions and taxes

Dividends  and  Distributions.  Each  Fund  has  qualified  to be  treated  as a regulated  investment  company under the Internal  Revenue Code (the Code). As a regulated investment company,  each Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare all its net  investment  income,  if  any,  on  a  daily  basis  and  distribute  it  to shareholders as dividends  monthly.  Each Fund will also distribute net realized capital gains, if any, at least annually,  typically in December.  The amount of any distribution  will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you received the previous  calendar  year. New for
2006,  the Funds are now  required  to  include on your  information  statement, exempt-interest dividends and the separately-identified portion that constitutes an  item  of  tax  preference  for  purposes  of  the  alternative  minimum  tax
(tax-exempt AMT interest). Distributions declared in December to shareholders of record in such  month but paid in  January  are  taxable as if they were paid in
December.  The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement,  each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However,  when  necessary,  a Fund will send you a corrected Form
1099-DIV to reflect reclassified information.

Avoid  "Buying A Dividend."  If you are a taxable  investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in  effect,  you  will  receive  some of your  investment  back in the form of a taxable distribution.

Tax considerations.  You may receive three different types of distributions from the Fund,  including  exempt-interest  dividends,  taxable income  dividends and capital gain distributions. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

Exempt-interest  dividends.  Most Fund distributions  consist of exempt-interest dividends  (dividends  paid from interest  earned on municipal  securities).  In
general,   these   dividends  are  exempt  from  regular   federal  income  tax.
Exempt-interest  dividends  from  interest  earned on municipal  securities of a state,  or its political  subdivisions,  in which you reside  generally are also exempt from that state's  personal income tax. Income from municipal  securities of other states generally does not qualify as tax-free in the state in which you reside.  Because of these tax exemptions,  a tax-free fund may not be a suitable investment  for  retirement  plans and  other  tax-exempt  investors.  Corporate shareholders  should note that these  dividends  may be fully  taxable in states that impose  corporate  franchise  taxes, and they should consult with their tax advisors about the taxability of this income before investing in a Fund.

Exempt-interest  dividends are taken into account when  determining  the taxable portion of your social security or railroad retirement  benefits.  Each Fund may invest a portion of its assets in private  activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax.

                                       36

Dividends, distriution and taxes (continued)

Taxable  income  dividends.  Each  Fund may  invest a portion  of its  assets in securities that pay income that is not tax-exempt. A Fund also may distribute to you any market  discount and net  short-term  capital gains from the sale of its portfolio  securities.  If you are a taxable investor,  Fund  distributions from this income are taxable to you as ordinary  income,  and  generally  will not be treated as qualified  dividend  income  subject to reduced rates of taxation for individuals.

Capital gain  distributions.  Each Fund also may realize net  long-term  capital gains from the sale of its portfolio securities. Fund distributions of long-term capital  gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.

Sales or  exchanges  of Fund shares.  A sale or  redemption  of Fund shares is a taxable event and,  accordingly,  a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Delaware
Investments(R) Fund is the same as a sale.

Backup  withholding.  By law,  if you do not  provide a Fund  with  your  proper taxpayer identification number and certain required  certifications,  you may be subject to backup  withholding on any distributions of income,  capital gains or proceeds from the sale or  redemption of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Other.  Fund  distributions  and gains  from the sale or  exchange  of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

this  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Fund.

                                       37

Financial highlights

The  financial  highlights  tables are intended to help you  understand a Fund's financial  performance.  All "per share" information  reflects financial results for a single  Fund share.  This  information  for each Fund has been  audited by
Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Funds' annual report. The Funds' annual report is available upon request by calling 800 523-1918.

Delaware Tax-Free USA Fund                                                Class A
                                                                       Year ended
                                                                             8/31
                                     2006      2005      2004      2003      2002
---------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $11.760    $11.460   $11.170   $11.280   $11.320
Income (loss) from investment
  operations:

Net investment income               0.458     0.512     0.538     0.537     0.566
Net realized and unrealized
  gain (loss) on investments      (0.186)     0.300     0.290   (0.110)   (0.040)
                                  -------   -------   -------   -------   -------
Total from investment
  operations                        0.272     0.812     0.828     0.427     0.526
                                  -------   -------   -------   -------   -------

Less dividends and
  distributions from:

Net investment income             (0.462)   (0.512)   (0.538)   (0.537)   (0.566)
                                  -------   -------   -------   -------   -------
Total dividends and
  distributions                   (0.462)   (0.512)   (0.538)   (0.537)   (0.566)
                                  -------   -------   -------   -------   -------

Net asset value, end of
  period                          $11.570   $11.760   $11.460   $11.170   $11.280
                                  =======   =======   =======   =======   =======

Total return(1)                     2.42%     7.23%     7.54%     3.84%     4.85%

Ratios and supplemental data:
Net assets, end of period
  (000 omitted)                  $656,813  $453,982  $456,192 $460,917   $495,731
Ratio of expenses to average
   net assets                       0.86%     0.86%     0.87%     0.87%     0.87%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses
  paid indirectly                   1.00%     0.98%     0.93%     0.97%     0.98%
Ratio of net investment
  income to average net
  assets                            3.97%     4.43%     4.72%     4.74%     5.08%
Ratio of net investment
  income to average  net
  assets prior to expense
  limitation and expenses
  paid indirectly                   3.83%    4.31%      4.66%     4.64%     4.97%

Portfolio turnover                    41%       47%       32%       96%       99%

(1)  Total  investment  return is based on the  change  in net asset  value of a share during the period and assumes  reinvestment of  distributions  at net asset  value  and does not  reflect  the  impact of a sales  charge.  Total investment  return reflects  waivers and payment of fees by the Manager and distributor,  as  applicable.  Performance  would  have been  lower had the expense limitation not been in effect.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain, if any, that we pay to shareholders  would be listed under "Less dividends and  distributions-Distributions  from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

                                       38

Delaware Tax-Free USA Fund                                                Class B
                                                                       Year ended
                                                                             8/31
                                     2006      2005      2004      2003      2002
---------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $11.760   $11.460   $11.170   $11.280   $11.320
Income (loss) from investment
  operations:

Net investment income               0.370     0.423     0.449     0.449     0.479
Net realized and unrealized
  gain (loss) on investments      (0.186)     0.300     0.290   (0.110)   (0.040)
                                  -------   -------   -------   -------   -------
Total from investment
  operations                        0.184     0.723     0.739     0.339     0.439

Less dividends and
  distributions from:

Net investment income             (0.374)   (0.423)   (0.449)   (0.449)   (0.479)
                                  -------   -------   -------   -------   -------
Total dividends and
  distributions                   (0.374)   (0.423)   (0.449)   (0.449)   (0.479)
                                  -------   -------   -------   -------   -------

Net asset value, end of
  period                          $11,570   $11.760   $11.460   $11.170   $11.280
                                  =======   =======   =======   =======   =======

Total return(1)                     1.63%     6.42%     6.71%     3.03%     4.04%

Ratios and supplemental data:
Net assets, end of period
  (000 omitted)                   $22,189   $16,507   $22,396   $31,052   $37,448
Ratio of expenses to average
   net assets                       1.63%     1.63%     1.65%     1.65%     1.65%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses
  paid indirectly                   1.73%     1.71%     1.71%     1.75%     1.76%
Ratio of net investment
  income to average net
  assets                            3.20%     3.66%     3.94%     3.96%     4.30%
Ratio of net investment
  income to average  net
  assets prior to expense
  limitation and expenses
  paid indirectly                   3.10%     3.58%     3.88%     3.86%     4.19%

Portfolio turnover                    41%       47%       32%       96%       99%

Delaware Tax-Free USA Fund                                                Class C
                                                                       Year ended
                                                                             8/31
                                     2006      2005      2004      2003      2002
---------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $11.760   $11.460   $11.170   $11.280   $11.320
Income (loss) from investment
  operations:

Net investment income               0.370     0.423     0.449     0.449    0.479
Net realized and unrealized
  gain (loss) on investments      (0.186)     0.300     0.290   (0.110)   (0.040)
                                  -------   -------   -------   -------   -------
Total from investment
  operations                        0.184     0.723     0.739     0.339     0.439
                                  -------   -------   -------   -------   -------

Less dividends and
  distributions from:

Net investment income             (0.374)   (0.423)   (0.449)   (0.449)   (0.479)
                                  -------   -------   -------   -------   -------
Total dividends and
  distributions                   (0.374)   (0.423)   (0.449)   (0.449)   (0.479)
                                  -------   -------   -------   -------   -------

Net asset value, end of
  period                          $11,570   $11.760   $11.460   $11.170   $11.280
                                  =======   =======   =======   =======   =======

Total return(1)                     1.63%     6.42%     6.71%     3.03%     4.04%

Ratios and supplemental data:
Net assets, end of period
  (000 omitted)                   $15,110    $5,963    $5,784    $5,508    $5,979
Ratio of expenses to average
   net assets                       1.63%     1.63%     1.65%     1.65%     1.65%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses
  paid indirectly                   1.73%     1.71%     1.71%     1.75%     1.76%
Ratio of net investment
  income to average net
  assets                            3.20%     3.66%     3.94%     3.96%     4.30%
Ratio of net investment
  income to average  net
  assets prior to expense
  limitation and expenses
  paid indirectly                   3.10%     3.58%     3.88%     3.86%     4.19%

Portfolio turnover                    41%      47%     32%          96%       99%

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of a Fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  High  turnover can result in  increased  transaction costs and tax liability for investors and may affect a fund's performance.

                                       39

Financial highlights (continued)

Delaware Tax-Free                                                         Class A
USA Intermediate Fund                                                  Year ended
                                                                             8/31
                                     2006      2005      2004      2003      2002
---------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $11.610   $11.390   $11.010   $11.020   $10.890
Income (loss) from investment
  operations:

Net investment income               0.408     0.410     0.419     0.435     0.462
Net realized and unrealized
  gain (loss) on investments      (0.140)     0.220     0.380   (0.010)     0.130
                                  -------   -------   -------   -------   -------
Total from investment
  operations                        0.268     0.630     0.799     0.425     0.592
                                  -------   -------   -------   -------   -------

Less dividends and
  distributions from:

Net investment income             (0.408)   (0.410)   (0.419)   (0.435)   (0.462)
                                  -------   -------   -------   -------   -------
Total dividends and
  distributions                   (0.408)   (0.410)   (0.419)   (0.435)   (0.462)
                                  -------   -------   -------   -------   -------

Net asset value, end of
   period                         $11,470  $11.610    $11.390   $11.010   $11.020
                                  =======   =======   =======   =======   =======

Total return(1)                     2.38%     5.63%     7.36%     3.89%     5.63%

Ratios and supplemental data:
Net assets, end of period
  (000 omitted)                  $204,525  $120,273   $77,448   $51,479   $26,075
Ratio of expenses to average
  net assets                        0.75%     0.79%  0.80%(2)     0.80%     0.80%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses
  paid indirectly                   1.07%     1.11%     1.09%     1.15%     0.94%

Ratio of net investment
  income to average net
  assets                            3.56%     3.55%     3.70%     3.85%     4.28%
Ratio of net investment
  income to average  net
  assets prior to expense
  limitation  and expenses
  paid indirectly                   3.24%     3.23%     3.41%     3.50%     4.14%

Portfolio turnover                    37%       18%       27%      130%      195%

(1)  Total  investment  return is based on the  change  in net asset  value of a share during the period and assumes  reinvestment of  distributions  at net asset  value  and does not  reflect  the  impact of a sales  charge.  Total investment  return reflects  waivers and payment of fees by the Manager and distributor,  as  applicable.  Performance  would  have been  lower had the expense limitation not been in effect.

(2)  Ratios for the year ended August 31, 2004,  including fees paid  indirectly in accordance with SEC rules,  were 0.82%,  1.67% and 1.67% for Class A, B, and C, respectively.

                                       40

Delaware Tax-Free                                                         Class B
USA Intermediate Fund                                                  Year ended
                                                                             8/31
                                     2006      2005      2004      2003      2002
---------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $11,610   $11.380   $11.010   $11.020   $10.890
Income (loss) from investment
  operations:

Net investment income               0.311     0.313     0.323     0.340     0.371
Net realized and unrealized
  gain (loss) on investments      (0.150)     0.230     0.370   (0.010)     0.130
                                  -------   -------   -------   -------   -------
Total from investment
  operations                        0.161     0.543     0.693     0.330     0.501
                                  -------   -------   -------   -------   -------

Less dividends and
  distributions from:

Net investment income             (0.311)   (0.313)   (0.323)   (0.340)   (0.371)
                                  -------   -------   -------   -------   -------
Total dividends and
  distributions                   (0.311)   (0.313)   (0.323)   (0.340)   (0.371)
                                  -------   -------   -------   -------   -------

Net asset value, end of
   period                         $11.460   $11.610   $11.380   $11.010   $11.020
                                  =======   =======   =======   =======   =======

Total return(1)                     1.43%     4.83%     6.36%     3.02%     4.74%

Ratios and supplemental data:
Net assets, end of period
  (000 omitted)                    $2,413    $3,203    $3,743    $4,538    $3,384
Ratio of expenses to average
  net assets                        1.60%     1.64%   1.65(2)     1.65%     1.65%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses
  paid indirectly                   1.77%     1.81%     1.79%     1.87%     1.79%

Ratio of net investment
  income to average net
  assets                            2.71%     2.70%     2.85%     3.00%     3.43%
Ratio of net investment
  income to average  net
  assets prior to expense
  limitation  and expenses
  paid indirectly                   2.54%     2.53%     2.71%     2.78%     3.29%

Portfolio turnover                    37%       18%       27%      130%      195%

Delaware Tax-Free                                                         Class C
USA Intermediate Fund                                                  Year ended
                                                                             8/31
                                     2006      2005      2004      2003      2002
---------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $11.610   $11.390   $11.010   $11.020   $10.890
Income (loss) from investment
  operations:

Net investment income               0.311     0.313     0.323     0.340     0.371
Net realized and unrealized
  gain (loss) on investments      (0.140)     0.220     0.380   (0.010)     0.130
                                  -------   -------   -------   -------   -------
Total from investment
  operations                        0.171     0.533     0.703     0.330     0.501
                                  -------   -------   -------   -------   -------

Less dividends and
  distributions from:

Net investment income             (0.311)   (0.313)   (0.323)   (0.340)   (0.371)
                                  -------   -------   -------   -------   -------
Total dividends and
  distributions                   (0.311)   (0.313)   (0.323)   (0.340)   (0.371)
                                  -------   -------   -------   -------   -------

Net asset value, end of
   period                         $11.470   $11.610   $11.390   $11.010   $11.020
                                  =======   =======   =======   =======   =======

Total return(1)                     1.52%     4.74%     6.45%     3.02%     4.74%

Ratios and supplemental data:
Net assets, end of period
  (000 omitted)                   $28,004   $25,125   $19,201   $10,542    $7,291
Ratio of expenses to average
  net assets                        1.60%     1.64%  1.65%(2)     1.65%     1.65%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses
  paid indirectly                   1.77%     1.81%     1.79%     1.87%     1.79%

Ratio of net investment
  income to average net
  assets                            2.71%     2.70%     2.85%     3.00%     3.43%
Ratio of net investment
  income to average  net
  assets prior to expense
  limitation  and expenses
  paid indirectly                   2.54%     2.53%     2.71%     2.78%     3.29%

Portfolio turnover                    37%       18%       27%      130%      195%

                                       41

Financial highlights (continued)

Delaware National High-Yield                                              Class A
Municipal Bond Fund                                                    Year ended
                                                                             8/31
                                     2006      2005      2004      2003      2002
---------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $10,380  $10.010     $9.730    $9.950   $10.240
Income (loss) from investment
  operations:

Net investment income               0.477     0.503     0.496     0.522     0.542
Net realized and unrealized
  gain (loss) on investments      (0.060)     0.371     0.280   (0.219)   (0.290)
                                  -------   -------   -------   -------   -------
Total from investment
  operations                        0.417     0.874     0.776     0.303     0.252
                                  -------   -------   -------   -------   -------

Less dividends and
  distributions from:

Net investment income             (0.477)   (0.504)   (0.496)   (0.523)   (0.542)
                                  -------   -------   -------   -------   -------
Total dividends and
  distributions                   (0.477)   (0.504)   (0.496)   (0.523)   (0.542)
                                  -------   -------   -------   -------   -------

Net asset value, end of
  period                          $10,320   $10.380   $10.010    $9.730    $9.950
                                  =======   =======   =======   =======   =======

Total return(1)                     4.15%     8.93%     8.13%     3.13%     2.59%

Ratios and supplemental data:
Net assets, end of period
  (000 omitted)                   $68,663   $66,451   $56,698   $59,829   $64,259
Ratio of expenses to average
  net assets                        0.90%     0.93%     1.00%     0.99%     0.96%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses
  paid indirectly                   1.02%     1.01%     1.02%     1.05%     1.04%

Ratio of net investment
  income to average net
  assets                            4.66%     4.92%     5.00%     5.30%     5.42%
Ratio of net investment
  income to average net
  assets prior to expense
  limitation and expenses
  paid indirectly                   4.54%     4.84%     4.98%     5.24%     5.34%

Portfolio turnover                    73%       36%       46%       64%       53%

(1)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       42

Delaware National High-Yield                                              Class B
Municipal Bond Fund                                                    Year ended
                                                                             8/31
                                     2006      2005      2004      2003      2002
---------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $10,400   $10.030    $9.760    $9.980   $10.260
Income (loss) from investment
  operations:

Net investment income               0.400     0.426     0.421     0.448     0.467
Net realized and unrealized
  gain (loss) on investments      (0.050)     0.371     0.270   (0.219)   (0.281)
                                  -------   -------   -------   -------   -------
Total from investment
  operations                        0.350     0.797     0.691     0.229     0.186
                                  -------   -------   -------   -------   -------

Less dividends and
  distributions from:

Net investment income             (0.400)   (0.427)   (0.421)   (0.449)   (0.466)
                                  -------   -------   -------   -------   -------
Total dividends and
  distributions                   (0.400)   (0.427)   (0.421)   (0.449)   (0.466)
                                  -------   -------   -------   -------   -------

Net asset value, end of
  period                          $10,350   $10.400   $10.030    $9.760    $9.980
                                  =======   =======   =======   =======   =======

Total return(1)                     3.47%     8.10%     7.20%     2.36%     1.91%

Ratios and supplemental data:
Net assets, end of period
  (000 omitted)                    $9,519   $13,046   $14,534   $16,499   $20,021
Ratio of expenses to average
  net assets                        1.65%     1.68%     1.75%     1.74%     1.71%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses
  paid indirectly                   1.77%     1.76%     1.77%     1.80%     1.79%

Ratio of net investment
  income to average net
  assets                            3.91%     4.17%     4.25%     4.55%     4.67%
Ratio of net investment
  income to average net
  assets prior to expense
  limitation and expenses
  paid indirectly                   3.79%     4.09%     4.23%     4.49%     4.59%

Portfolio turnover                    73%       36%       46%       64%       53%

Delaware National High-Yield                                              Class C
Municipal Bond Fund                                                    Year ended
                                                                             8/31
                                     2006      2005      2004      2003      2002
---------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $10.420  $10.040     $9.770    $9.990   $10.270
Income (loss) from investment
  operations:

Net investment income               0.400     0.426     0.421     0.448     0.467
Net realized and unrealized
  gain (loss) on investments      (0.060)     0.381     0.270   (0.219)   (0.281)
                                  -------   -------   -------   -------   -------
Total from investment
  operations                        0.340     0.807     0.691     0.229     0.186
                                  -------   -------   -------   -------   -------

Less dividends and
  distributions from:

Net investment income             (0.400)   (0.427)   (0.421)   (0.449)   (0.466)
                                  -------   -------   -------   -------   -------
Total dividends and
  distributions                   (0.400)   (0.427)   (0.421)   (0.449)   (0.466)
                                  -------   -------   -------   -------   -------

Net asset value, end of
  period                          $10,360   $10.420   $10.040    $9.770    $9.990
                                  =======   =======   =======   =======   =======

Total return(1)                     3.36%     8.19%     7.19%     2.35%     1.92%

Ratios and supplemental data:
Net assets, end of period
  (000 omitted)                    $5,332    $5,234    $4,798    $5,318    $6,405
Ratio of expenses to average
  net assets                        1.65%     1.68%     1.75%     1.74%     1.71%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses
  paid indirectly                   1.77%     1.76%     1.77%     1.80%     1.79%

Ratio of net investment
  income to average net
  assets                            3.91%     4.17%     4.25%     4.55%     4.67%
Ratio of net investment
  income to average net
  assets prior to expense
  limitation and expenses
  paid indirectly                   3.79%     4.09%     4.23%     4.49%     4.59%

Portfolio turnover                    73%       36%       46%       64%       53%

                                       43

Glossary

How to use this glossary
The glossary  includes  definitions of investment  terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Alternative minimum tax
A federal tax designed to ensure that  individuals and  corporations  with large incomes owe at least some income tax.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity  date.  A bond's  price  changes  prior to  maturity  and is inversely  related to current  interest  rates.  When interest rates rise,  bond prices fall, and when interest rates fall,  bond prices rise. See  "Fixed-income securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also "Nationally recognized statistical rating organization (NRSRO)."

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See "Bond."

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement  of a fixed-income  investment's  price  volatility.  The larger the number,  the greater the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

                                       44

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invested is paid back at a  pre-specified  maturity date.  These  securities,  which include  government, corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See "Bond."

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price
Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers Municipal Bond 3-15 Year Index
The  Lehman  Brothers  Municipal  Bond 3-15 Year Index  provides  a  broad-based measure  of the  performance  of  the  U.S.  tax-exempt  bond  market.  It is an unmanaged  index of investment  grade  municipal  bonds with  maturities of 3-15 years.

Lehman Brothers Municipal Bond Index
The Lehman Brothers Municipal Bond Index is an index that includes approximately
15,000  bonds.  To be  included  in the Index,  a  municipal  bond must meet the following criteria:  a minimum credit rating of at least Baa; has been part of a deal of at least $50  million;  been issued  within the last 5 years,  and has a maturity of at least 2 years.  Bonds subject to the alternative  minimum tax are excluded. Bonds with floating or zero coupons are also excluded.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

Merrill Lynch 3-7 Year  Municipal  Bond Index
Merrill Lynch 3-7 Year Municipal Bond Index  provides a broad-based  measure of the performance of the U.S. tax-exempt bond market. This index tracks bonds with maturities between 3 and 7 years.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's (S&P), and Fitch, Inc. (Fitch).

Net assets
The  total  value  of  all  of  the  assets  in a  Fund's  portfolio,  less  any liabilities.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

                                       45

Glossary (continued)

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       46

ADDITIONAL INFORMATION

Additional  information about the Funds'  investments is available in the Funds'
annual  and  semiannual  reports  to  shareholders.  In the  Funds'  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Funds' performance during the period covered  by the  report.  You can find more  information  about the Funds in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Funds,  you can write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Funds'
SAI and annual and semi-annual reports to shareholders are also available,  free of charge,  through the Funds' Web site  (www.delawareinvestments.com).  You may obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR Database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information  about the Funds,  including their SAI, can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       47

Delaware
Investments(R)
A member of Lincoln Financial Group

CONTACT INFORMATION

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER  SERVICE  CENTER
800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

     o    For  fund  information,   literature,  price,  yield  and  performance
          figures.

     o    For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions,  telephone redemptions and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

     o    For convenient  access to account  information or current  performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

DELAWARE FUND SYMBOLS
Delaware Tax-Free USA Fund
                                                        CUSIP                NASDAQ

Class A                                                 245909106            DMTFX
Class B                                                 245909403            DTFCX
Class C                                                 245909700            DUSCX

Delaware Tax-Free USA Intermediate Fund
Class A                                                 245909304            DMUSX
Class B                                                 245909601            DUIBX
Class C                                                 245909882            DUICX
Delaware National High-Yield Municipal Bond Fund
Class A                                                 928928241            CXHYX
Class B                                                 928928233            DVNYX
Class C                                                 928928225            DVHCX

Investment Company Act file numbers: 811-03850 and 811-07742

                                                                         PO11455
PR-011[8/06]CGI 12/06                                               MF-06-11-084

                       STATEMENT OF ADDITIONAL INFORMATION
                                January 3, 2007

                 DELAWARE GROUP TAX-FREE FUND ("TAX-FREE FUND")
                           Delaware Tax-Free USA Fund
                    Delaware Tax-Free USA Intermediate Fund

                             VOYAGEUR MUTUAL FUNDS
                Delaware National High-Yield Municipal Bond Fund

                2005 Market Street, Philadelphia, PA 19103-7094

For  Prospectus,  Performance  and  Information on Existing  Accounts of Class A
             Shares, Class B Shares and Class C Shares: 800 523-1918

            For Dealer Services (Broker/Dealers only): 800 362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware Tax-Free USA Fund ("USA Fund"), Delaware Tax-Free USA Intermediate Fund
("Intermediate  Fund") and  Delaware  National  High-Yield  Municipal  Bond Fund
("National High-Yield Fund") (each individually, a "Fund," and collectively, the
"Funds"),  which are series of the  registered  investment  companies  indicated
above (each a "Trust" and together,  the "Trusts").  Each Fund offers Class A, B and  C  Shares  (each  individually,  a  "Class"  and  collectively,  the  "Fund
Classes").  All  references  to  "shares" in this Part B refer to all classes of shares of the  Funds,  except  where  noted.  The Funds'  investment  adviser is
Delaware Management Company, a series of Delaware Management Business Trust (the
"Manager").

     This Part B supplements the information contained in the current Prospectus for the Funds,  dated December 29, 2006, as it may be amended from time to time.
This Part B should be read in conjunction  with the  Prospectus.  This Part B is not itself a prospectus but is, in its entirety,  incorporated by reference into the  Prospectus.  A  Prospectus  may be  obtained  by writing  or  calling  your investment  dealer or by contacting the Funds'  national  distributor,  Delaware
Distributors,  L.P. (the "Distributor"),  at the above address or by calling the above phone number. The Funds' financial statements, the notes relating thereto, the  financial  highlights  and the  report  of  independent  registered  public accounting firm are  incorporated by reference from the Annual Reports into this
Part B. The Annual  Reports  will  accompany  any request for Part B. The Annual
Reports can be obtained, without charge, by calling 800 523-1918.

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                                      TABLE OF CONTENTS
------------------------------------------------------------------------------------------
                                        Page                                         Page
-------------------------------------- ------ ------------------------------------ -------
Organization and Classification          1    Purchasing Shares                      31
-------------------------------------- ------ ------------------------------------ -------
Investment Objectives, Restrictions
and Policies                             1    Investment Plans                       39
-------------------------------------- ------ ------------------------------------ -------
                                              Determining Offering Price and Net
Investment Strategies and Risks          3    Asset Value                            42
-------------------------------------- ------ ------------------------------------ -------
Insurance                               15    Redemption and Exchange                42
-------------------------------------- ------ ------------------------------------ -------
Disclosure of Portfolio Holdings
Information                             17    Distributions and Taxes                48
-------------------------------------- ------ ------------------------------------ -------
Management of the Trusts                18    Performance Information                57
-------------------------------------- ------ ------------------------------------ -------
Investment Manager and Other Service
Providers                               24    Financial Statements                   57
-------------------------------------- ------ ------------------------------------ -------
Portfolio Managers                      27    Principal Holders                      57
-------------------------------------- ------ ------------------------------------ -------
Trading Practices and Brokerage         29    Appendix A - Description of Ratings    60
-------------------------------------- ------ ------------------------------------ -------
Capital Structure                       31
-------------------------------------- ------ ------------------------------------ -------

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                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

Organization
     Delaware  Group  Tax-Free  Fund  was  originally  organized  as a  Maryland corporation on August 17, 1983.  Voyageur Mutual Funds was originally  organized as a Minnesota  corporation  in April 1993.  Both  Trusts  were  reorganized  as
Delaware statutory trusts on November 1, 1999.

Classification
     The  Trusts are  open-end  management  investment  companies.  Each  Fund's portfolio of assets is  non-diversified as defined by the Investment Company Act of 1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     Each Fund's  investment  objectives are described in the  Prospectus.  Each
Fund's  investment  objective  is  fundamental,  and may not be changed  without shareholder approval.

Fundamental Investment Restrictions
     Each Fund has adopted the  following  restrictions  which cannot be changed without  approval  by the  holders of a  "majority"  of the  Fund's  outstanding shares,  which is a vote by the  holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy;  or  (ii)  more  than  50%  of the  outstanding  voting  securities.  The percentage  limitations  contained  in the  restrictions  and policies set forth herein apply at the time of purchase of securities.

Each Fund may not:

     1. Make investments that will result in the concentration (as that term may be  defined  in the  1940  Act,  any  rule or  order  thereunder,  or SEC  staff interpretation  thereof)  of  its  investments  in  the  securities  of  issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from  investing in  obligations  issued or guaranteed by the U.S.
government,  its agencies or instrumentalities,  or in tax-exempt obligations or certificates of deposit.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act, as amended (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

                                       1

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectus,  the Funds will be subject to the following investment  restriction, which is  considered  non-fundamental  and may be  changed  by the  each  Fund's respective Board of Trustees without shareholder approval:  USA and Intermediate
Funds may not invest more than 10% of their respective net assets,  and National
High Yield Fund may not invest  more than 15% of its net assets,  in  securities that they cannot sell or dispose of in the  ordinary  course of business  within seven days at  approximately  the value at which the applicable  Fund has valued the investment.

     Except for the Fund's  policy with  respect to  borrowing,  any  investment restriction or limitation  which involves a maximum  percentage of securities or assets  shall  not be  considered  to be  violated  unless  an  excess  over the
percentage   occurs   immediately  after  an  acquisition  of  securities  or  a utilization of assets and such excess results therefrom.

     In applying a Fund's policy on concentration: (i) utility companies will be divided  according  to their  services,  for  example,  gas,  gas  transmission, electric  and  telephone  will each be  considered  a  separate  industry;  (ii)
financial  service  companies  will be classified  according to the end users of their services,  for example,  automobile finance,  bank finance and diversified finance  will each be  considered  a separate  industry;  and (iii) asset backed securities will be classified  according to the underlying  assets securing such securities.

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's respective  investment  objective.  The Funds are free to dispose  of  portfolio securities at any time,  subject to complying with the Internal  Revenue Code of
1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions  make  such a move  desirable  in  light  of each  Fund's  respective investment  objective.  The Funds will not attempt to achieve or be limited to a
predetermined  rate  of  portfolio  turnover.   Such  turnover  always  will  be
incidental  to  transactions  undertaken  with a view to  achieving  each Fund's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a
Fund's portfolio.  A turnover rate of 100% would occur, for example, if all of a
Fund's  investments  held at the beginning of a year were replaced by the end of the year, or if a single  investment  was frequently  traded.  The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Fund's  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment  objective,  a Fund may hold securities for any period of time.

     It is generally  anticipated that USA Fund's and National High-Yield Fund's portfolio  turnover  rate will be less than  100% and that  Intermediate  Fund's portfolio turnover may exceed 100%.

     For the fiscal years ended August 31, 2005 and 2006,  the Funds'  portfolio turnover rates were as follows:

-------------------------- --------- ----------
Fund                         2006      2005
-------------------------- --------- ----------
USA Fund                     41%        47%
-------------------------- --------- ----------
Intermediate Fund            37%        18%
-------------------------- --------- ----------
National High-Yield Fund     73%        36%
-------------------------- --------- ----------

                                       2

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The  Prospectus   discusses  the  Funds'  investment   objectives  and  the
strategies  followed  to  seek  to  achieve  those  objectives.   The  following
discussion  supplements the description of the Funds' investment  strategies and risks that are included in the Prospectus.

Advance Refunded Bonds
     Escrow  secured bonds or defeased  bonds are created when an issuer refunds in advance of maturity (or  pre-refunds) an outstanding  bond issue which is not immediately  callable,  and it becomes necessary or desirable to set aside funds for  redemption  of the bonds at a future  date.  In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing  debt  securities  which are then  deposited  in an  irrevocable  escrow account  held by a trustee bank to secure all future  payments of principal  and interest of the advance refunded bond. Escrow secured bonds will often receive a rating of triple A from Standard & Poor's ("S&P") and Moody's Investors Service,
Inc. ("Moody's").

Concentration Policy
     National  High-Yield  Fund may not invest more than 25% of its total assets in the securities of any industry,  although,  for purposes of this  limitation, tax-exempt  securities and U.S. government  obligations are not considered to be part of any  industry.  The Fund may invest more than 25% of its total assets in industrial  development revenue bonds. In addition, it is possible that the Fund from time to time will invest more than 25% of its total  assets in a particular segment of the municipal  bond market,  such as housing,  health care,  utility, transportation,  education or  industrial  obligations.  In such  circumstances, economic,  business,  political  or other  changes  affecting  one bond (such as proposed  legislation  affecting the financing of a project;  shortages or price increases of needed  materials;  or a declining  market or need for the project)
might  also  affect  other  bonds  in  the  same  segment,  thereby  potentially increasing market or credit risk.

     Housing Obligations.  The Fund may invest, from time to time, more than 25%
of its  total  assets  in  obligations  of public  bodies,  including  state and municipal housing  authorities,  issued to finance the purchase of single-family mortgage loans or the construction of multifamily housing projects. Economic and political  developments,  including  fluctuations in interest rates,  increasing construction  and  operating  costs and  reductions in federal  housing  subsidy programs, may adversely impact on revenues of housing authorities.  Furthermore, adverse  economic  conditions  may  result in an  increasing  rate of default of mortgagors  on the  underlying  mortgage  loans.  In the  case of  some  housing authorities, inability to obtain additional financing also could reduce revenues available to pay existing obligations.  Single-family mortgage revenue bonds are subject to extraordinary  mandatory redemption at par at any time in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused  proceeds of the issue within a stated  period which may be within a year from the date of issue.

     Health Care Obligations.  The Fund may invest, from time to time, more than
25% of its total assets in obligations issued by public bodies,  including state and  municipal  authorities,  to finance  hospital or health care  facilities or equipment. The ability of any health care entity or hospital to make payments in amounts  sufficient  to pay  maturing  principal  and  interest  obligations  is generally  subject to, among other things,  the  capabilities of its management, the confidence of physicians in management,  the  availability of physicians and trained  support staff,  changes in the population or economic  condition of the service area, the level of and  restrictions  on federal funding of Medicare and federal and state  funding of Medicaid,  the demand for  services,  competition, rates, government regulations and licensing requirements and future economic and other conditions, including any future health care reform.

     Utility Obligations.  The Fund may invest, from time to time, more than 25%
of its total assets in obligations issued by public bodies,  including state and municipal  utility  authorities,  to  finance  the  operation  or  expansion  of utilities.  Various future  economic and other  conditions may adversely  impact utility  entities,  including  inflation,  increases in financing  requirements, increases in raw material costs and other operating costs, changes in the demand
for  services  and  the  effects  of   environmental   and  other   governmental
regulations.

                                       3

     Transportation  Obligations.  The Fund may invest,  from time to time, more than 25% of its total assets in obligations  issued by public bodies,  including state and municipal  authorities,  to finance  airports and highway,  bridge and toll road  facilities.  The major portion of an airport's gross operating income is generally derived from fees received from signatory  airlines pursuant to use agreements  which  consist of annual  payments  for airport  use,  occupancy  of certain terminal space,  service fees and leases.  Airport  operating income may therefore be affected by the ability of the  airlines to meet their  obligations under the use agreements. The air transport industry is experiencing significant variations  in  earnings  and  traffic,  due to  increased  competition,  excess capacity, increased costs, deregulation,  traffic constraints and other factors, and  several  airlines  are  experiencing  severe  financial  difficulties.  The revenues of issuers which derive their payments from bridge, road or tunnel toll revenues  could be adversely  affected by competition  from toll-free  vehicular bridges and roads and alternative modes of  transportation.  Such revenues could also  be  adversely  affected  by a  reduction  in the  availability  of fuel to motorists or significant increases in the costs thereof.

     Education  Obligations.  The Fund may invest,  from time to time, more than
25% of its total assets in obligations of issuers which are, or which govern the operation of, schools,  colleges and universities and whose revenues are derived mainly from tuition, dormitory revenues, grants and endowments. General problems of such issuers include the prospect of a declining percentage of the population consisting of college aged individuals,  possible inability to raise tuition and fees  sufficiently  to cover  increased  operating  costs,  the  uncertainty  of continued  receipt of federal  grants,  state  funding and alumni  support,  and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

     Industrial  Revenue  Obligations.  The Fund may invest,  from time to time, more  than 25% of its  total  assets in  obligations  issued  by public  bodies, including  state and  municipal  authorities,  to finance the cost of acquiring, constructing  or  improving  various  industrial  projects.  These  projects are usually  operated  by  corporate  entities.  Issuers are  obligated  only to pay amounts  due on the  bonds to the  extent  that  funds  are  available  from the unexpended  proceeds of the bonds or receipts or revenues of the issuer under an arrangement  between the issuer and the  corporate  operator  of a project.  The arrangement  may  be  in  the  form  of a  lease,  installment  sale  agreement, conditional  sale agreement or loan agreement,  but in each case the payments of the issuer are designed to be  sufficient to meet the payments of amounts due on the bonds.  Regardless of the  structure,  payment of bonds is solely  dependent upon the  creditworthiness  of the  corporate  operator of the  project  and, if applicable,  the corporate  guarantor.  Corporate operators or guarantors may be affected by many factors which may have an adverse  impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings,  regulatory and environmental restrictions,  litigation resulting from accidents or deterioration  resulting from leveraged buy-outs or takeovers.  The bonds may be subject to special or extraordinary redemption provisions which may provide for  redemption  at par or accredited  value,  plus,  if  applicable,  a premium.

     Other Risks. The exclusion from gross income for purposes of federal income taxes for certain housing, health care, utility,  transportation,  education and industrial  revenue bonds depends on compliance with relevant  provisions of the
Code.  The failure to comply with these  provisions  could cause the interest on the bonds to become  includable in gross income,  possibly  retroactively to the
date  of  issuance,   thereby  reducing  the  value  of  the  bonds,  subjecting shareholders to unanticipated tax liabilities and possibly requiring the Fund to sell the bonds at the reduced value.  Furthermore,  such a failure to meet these ongoing requirements may not enable the holder to accelerate payment of the bond or require the issuer to redeem the bond.

Forward Commitments
     New issues of Municipal Obligations (as defined below) and other securities are often purchased on a "when issued" or delayed delivery basis,  with delivery and payment for the  securities  normally  taking  place 15 to 45 days after the date of the transaction.  The payment obligation and the interest rate that will be received on the  securities  are each fixed at the time the buyer enters into the commitment. Each Fund may enter into such "forward commitments" if it holds, and maintains until the settlement date, cash or liquid  securities in an amount sufficient to meet the purchase  price.  There is no percentage  limitation on a
Fund's  total  assets  which may be invested in forward  commitments.  Municipal
Obligations  purchased on a  when-issued  basis and the  securities  held in the

                                       4

Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e.,  appreciating  when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the  creditworthiness of the issuer and changes, real or anticipated,  in the level of interest rates.
Municipal  Obligations  purchased on a when-issued  basis may expose the Fund to risk  because  they may  experience  such  fluctuations  prior  to their  actual delivery.  Purchasing  Municipal  Obligations on a when-issued basis can involve the  additional  risk that the yield  available  in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
Any  significant  commitment  by a  Fund  to the  purchase  of  securities  on a when-issued  basis may  increase the  volatility  of the Fund's net asset value.
Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio,  it may dispose of a commitment prior to settlement if the Fund's  Manager deems it  appropriate  to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

Illiquid Securities
     USA  and  Intermediate  Funds  may  each  invest  up to  10%  and  National
High-Yield Fund may invest up to 15% of its net assets in illiquid securities. A security is considered  illiquid if it cannot be sold in the ordinary  course of business  within  seven days at  approximately  the price at which it is valued.
Illiquid  securities  may offer a higher  yield  than  securities  that are more readily marketable, but they may not always be marketable on advantageous terms.

     The sale of illiquid  securities  often  requires  more time and results in higher  brokerage  charges or dealer  discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets.  The Fund may be restricted in its ability to sell such securities at a time when the Manager deems it advisable to do so. In addition, in order to meet redemption  requests,  the Fund may have to sell other assets,  rather than such illiquid securities, at a time that is not advantageous.

     Certain  securities in which a Fund may invest,  including  municipal lease obligations,  certain restricted securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act, historically have been  considered  illiquid by the staff of the SEC. In accordance with more recent staff positions,  however,  the Fund will treat such securities as liquid and  not  subject  to the  above  percentage  limitation  when  they  have  been determined  to be  liquid  by  the  Fund's  investment  advisor  subject  to the oversight of and pursuant to procedures adopted by the Fund's Board of Trustees.

Interest Rate and Index Swaps
     Each  Fund may  invest  in  interest  rate and  index  swaps to the  extent consistent with its respective investment objectives and strategies. A Fund will invest in interest  rate swaps to adjust its  sensitivity  to interest  rates by changing its  duration,  to hedge against  changes in interest  rates or to gain exposure to markets in which the Fund  invests.  A Fund may also use index swaps as a substitute for futures,  options or forward contracts if such contracts are not  available  to the Fund on  favorable  terms.  Each Fund may invest up to an aggregate of 20% of the Fund's net assets in futures,  options and swaps as long as each  Fund's  investments  in these  securities  when  aggregated  with other taxable  investments and securities that are rated below investment grade (other than National High-Yield Fund) do not exceed 20% of the Fund's total net assets.

     Swaps are agreements to exchange payment streams over a period of time with another  party,  called  a  counterparty.  Each  payment  stream  is  based on a specified  rate,  which could be a fixed or variable  interest rate, the rate of return on an index,  or some other  reference  rate.  The  payment  streams  are calculated  with  reference  to a  hypothetical  principal  amount,  called  the notional principal or the notional amount. For example, in an interest rate swap one  party  may  agree to pay a fixed  interest  rate to a  counterparty  and to receive in return  variable  interest rate payments from the  counterparty.  The amount that each party pays is calculated by multiplying  the fixed and variable rates,  respectively,  by the notional  amount.  The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction;  it is used only to calculate the value of the payment streams.

                                       5

     When two  counterparties  each wish to swap  interest rate  payments,  they typically  each  enter  into a  separate  interest  rate  swap  contract  with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly.  The  broker/dealer intermediary  enters into numerous  transactions  of this sort,  and attempts to manage its portfolio of swaps so as to match and offset its payment receipts and obligations.

     The typical minimum notional amount is $5 million.  Variable interest rates are usually set by  reference to the London  Inter-Bank  Offered Rate (LIBOR) or the rate set by the Bond Market  Association  (BMA). The typical maximum term of an interest rate swap  agreement  ranges from one to twelve  years.  Index swaps tend to be shorter term,  often for one year. The portfolio  managers  presently intend to purchase swaps with maturities of up to 30 years.

     A Fund may also engage in index swaps,  also called total return swaps.  In an index swap, a Fund may enter into a contract with a counterparty in which the counterparty  will make payments to the Fund based on the positive returns of an index,  such as a  corporate  bond  index,  in return for the Fund paying to the counterparty  a fixed  or  variable  interest  rate,  as well as  paying  to the counterparty  any  negative  returns  on the  index.  In a  sense,  the  Fund is purchasing  exposure  to an index in the  amount of the  notional  principal  in return for making  interest  rate  payments on the notional  principal.  As with interest rate swaps,  the notional  principal does not actually  change hands at any point in the transaction.  The  counterparty,  typically an investment bank, manages  its  obligations  to make  total  return  payments  by  maintaining  an inventory of the fixed-income securities that are included in the index.

     Swap transactions  provide several benefits to a Fund.  Interest rate swaps may be used as a duration  management  tool.  Duration  is a measure of a bond's interest-rate sensitivity,  expressed in terms of years because it is related to the length of time  remaining  on the life of a bond.  In general,  the longer a bond's  duration,  the more  sensitive  the  bond's  price will be to changes in interest rates.  The average  duration of a Fund is the weighted  average of the durations of the Fund's fixed-income securities.

     If a Fund wished to shorten the  duration of certain of its assets,  longer term  assets  could  be  sold  and  shorter  term  assets  acquired,  but  these transactions have potential tax and return differential  consequences.  By using an  interest  rate  swap,  a Fund  could  agree to make  semi-annual  fixed rate payments and receive  semi-annual  floating rate LIBOR or BMA payments  adjusted every six months.  The duration of the floating  rate  payments  received by the
Fund may be six  months.  In  effect,  a Fund can  reduce  the  duration  of the notional  amount  invested from a longer term to six months over the life of the swap agreement.

     A Fund may also use swaps to gain exposure to specific markets.  Other uses of swaps could help permit a Fund to preserve a return or spread on a particular investment or portion of its portfolio or to protect  against an increase in the price of securities the Fund  anticipates  purchasing at a later date.  Interest rate swaps may also be considered  as a substitute  for interest rate futures in many cases where the hedging  horizon is longer than the maturity of the typical futures  contract,  and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

     The  primary  risk  of swap  transactions  is the  creditworthiness  of the counterparty,  since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often  referred  to as  counterparty  risk.  If there is a default  by a counterparty in a swap transaction, a Fund's potential loss is the net amount of payments the Fund is  contractually  entitled to receive for one payment  period
(if any - the Fund could be in a net payment position),  not the entire notional amount, which does not change hands in a swap transaction.  Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction.  A Fund will have contractual remedies pursuant to the swap agreement but, as with any  contractual  remedy,  there is no guarantee that the
Fund would be successful in pursuing  them -- the  counterparty  may be judgment proof due to insolvency,  for example. A Fund thus assumes the risk that it will be  delayed or  prevented  from  obtaining  payments  owed to it.  The  standard industry  swap  agreements  do,  however,  permit  a Fund  to  terminate  a swap agreement  (and thus  avoid  making  additional  payments)  in the event  that a counterparty fails to make a timely payment to the Fund.

                                       6

     In  response  to this  counterparty  risk,  several  securities  firms have established  separately  capitalized  subsidiaries  that  have a  higher  credit rating, permitting them to enter into swap transactions as a dealer. A Fund will not be  permitted  to enter  into any swap  transaction  unless,  at the time of entering  into such  transaction,  the  unsecured  long-term  debt of the actual counterparty,  combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent  credit  quality by the Manager.
In addition,  the Manager will closely monitor the ongoing  creditworthiness  of swap counterparties in order to minimize the risk of swaps.

     In addition to  counterparty  risk,  the use of swaps also  involves  risks similar to those associated with ordinary  portfolio security  transactions.  If the  portfolio  manager is incorrect in his or her forecast of market  values or interest  rates,  the investment  performance of a Fund which has entered into a swap  transaction  could  be less  favorable  than it  would  have  been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount a Fund might theoretically be required to pay in a swap transaction.

     The  extent  to which a Fund  may  invest  in a swap,  as  measured  by the notional  amount,  will be  subject  to the  same  limitations  as the  eligible investments to which the purchased reference rate relates.

     Each  Fund  will,   consistent  with  industry   practice,   segregate  and
mark-to-market  daily cash or other liquid  assets  having an  aggregate  market value at least  equal to the net  amount of the  excess,  if any,  of the Fund's payment  obligations  over its  entitled  payments  with  respect  to each  swap contract.  To the extent  that a Fund is  obligated  by a swap to pay a fixed or variable  interest rate, the Fund may segregate  securities that are expected to generate income sufficient to meet the Fund's net payment obligations.

     Interest rate swaps may be considered liquid securities because they can be sold back to the counterparty/dealer relatively quickly at a determinable price.
Most index swaps,  on the other hand, are considered to be illiquid  because the counterparty/dealer  will  typically  not  unwind  an  index  swap  prior to its termination  (and,  not  surprisingly,  index  swaps  tend to have much  shorter terms).  Each Fund will  consider the liquidity of each interest rate swap on an individual  basis and treat all index  swaps as  subject  to the  limitation  on illiquid  investments.  For purposes of calculating any percentage  limitations, each Fund will refer to the notional amount of the swap.

     Interest rate swaps will be priced using market prices. Index swaps will be priced  using  fair  value  pricing.  The income  provided  by a swap  should be qualifying  income for purposes of  Subchapter  M of the Code.  Swaps should not otherwise  result in any significant  diversification  or valuation issues under
Subchapter M.

Inverse Floaters
     Each Fund may invest in inverse floaters. Each Fund may invest up to 25% of each Fund's  respective net assets in inverse  floaters when the underlying bond is tax-exempt.  Otherwise,  each Fund's  investments in taxable  instruments and securities rated below investment grade (other than National  High-Yield  Fund), including  inverse  floaters on taxable bonds,  are limited to 20% of the Fund's respective  net  assets.  Inverse  floaters  are  instruments  with  floating or variable  interest  rates  that move in the  opposite  direction  to  short-term interest rates or interest rate indices.

     Certain  expenses  of an  inverse  floater  program  will be  deemed  to be expenses of a Fund where the Fund has transferred its own municipal bonds to the trust that  issues the  inverse  floater.  To the extent  that  income  from the inverse  floater  offsets  these  expenses,  the  additional  income will have a positive effect on a Fund's  performance.  Conversely,  to the extent that these expenses exceed income earned from the trust collateral, the shortfall will have a  negative  effect  on  performance.  Typically,  the Funds  invest in  inverse floaters that permit the holder of the inverse  floater to terminate the program in the event the fees and interest expense exceed income earned by the municipal bonds  held by the  trust.  Inverse  floaters  may be more  volatile  than other tax-exempt investments.

Municipal Leases
     A  portion  of each  Fund's  assets  may be  invested  in  municipal  lease obligations,  primarily  through  certificates of participation  ("COPs").  COPs function much like installment  purchase agreements and are widely used by state and local  governments to finance the purchase of property.  The lease format is generally  not subject to  constitutional  limitations  on the issuance of state debt, and COPs enable a governmental issuer to increase  government  liabilities beyond constitutional debt limits. A principal distinguishing feature separating
COPs from municipal debt is the lease, which contains a  "non-appropriation"  or
"abatement"  clause.  This clause provides that,  although the municipality will use its best efforts to make lease payments,  it may terminate the lease without penalty if its  appropriating  body does not allocate the necessary  funds.  The
Funds intend to invest only in COPs

                                       7

rated within the four highest rating categories of Moody's, S&P or Fitch In.
("Fitch"), or in unrated COPs believed to be of comparable quality.

Municipal Obligations
     As used in this  Part B, the term  "Municipal  Obligations"  refers to debt obligations  issued  by or on behalf of a state or  territory  or its  agencies, instrumentalities,  municipalities and political  subdivisions.  With respect to
National  High-Yield Fund only, the term "Municipal  Obligations"  also includes
Derivative Municipal Obligations as defined below.

     Municipal Obligations are primarily debt obligations issued to obtain funds for various public  purposes such as constructing  public  facilities and making loans to public  institutions.  The two principal  classifications  of Municipal
Obligations are general  obligation bonds and revenue bonds.  General obligation bonds are generally secured by the full faith and credit of an issuer possessing general  taxing  power and are payable from the  issuer's  general  unrestricted revenues and not from any particular fund or revenue source.

     Revenue bonds are payable only from the revenues  derived from a particular source or facility,  such as a tax on  particular  property or revenues  derived from, for example,  a municipal water or sewer utility or an airport.  Municipal
Obligations  that benefit private parties in a manner  different than members of the public generally (so-called private activity bonds or industrial development bonds)  are in most  cases  revenue  bonds,  which may be  payable  solely  from specific  revenues of the project to be financed.  The credit quality of private activity bonds is usually directly related to the  creditworthiness  of the user of the facilities (or the  creditworthiness of a third-party  guarantor or other credit enhancement participant, if any).

     The Code limits the amount of new "private  purpose"  bonds that each state can  issue  and  subjects  interest  income  from  these  bonds  to the  federal alternative  minimum tax.  "Private purpose" bonds are issues whose proceeds are used to finance certain non-government  activities, and could include some types of  industrial  revenue  bonds such as  privately-owned  sports  and  convention facilities.  The tax-exempt status of certain bonds also depends on the issuer's compliance with specific requirements after the bonds are issued.

     Within these principal classifications of Municipal Obligations, there is a variety of types of municipal  securities.  Certain  Municipal  Obligations  may carry variable or floating rates of interest whereby the rate of interest is not fixed but varies with  changes in specified  market rates or indexes,  such as a bank prime rate or a tax-exempt  money market index.  Accordingly,  the yield on such  obligations  can be  expected  to  fluctuate  with  changes in  prevailing interest rates. Other Municipal  Obligations are zero coupon  securities,  which are debt  obligations  which do not entitle the holder to any periodic  interest payments  prior to maturity  and are issued and traded at a discount  from their face amounts.  The market prices of zero coupon  securities  are generally  more volatile than the market prices of securities that pay interest periodically.

     Municipal   Obligations   also  include  state  or  municipal   leases  and
participation interests therein. A Fund may invest in these types of obligations without  limitation.  Municipal leases are obligations issued by state and local
governments  or  authorities  to  finance  the   acquisition  of  equipment  and
facilities  such as fire,  sanitation or police  vehicles or  telecommunications equipment,  buildings or other  capital  assets.  Municipal  lease  obligations, except in certain  circumstances,  are  considered  potentially  illiquid by the staff  of the  Securities  and  Exchange  Commission  ("SEC").  Municipal  lease obligations  held  by a Fund  will  be  treated  as  illiquid  unless  they  are determined to be liquid  pursuant to guidelines  established by the  appropriate
Board of Trustees.  Under these  guidelines,  a Fund's  investment  advisor will consider  factors  including,  but not  limited to: (1) whether the lease can be canceled,  (2) what assurance there is that the assets  represented by the lease can be sold, (3) the  municipality's  general credit strength  (e.g.,  its debt, administrative, economic and financial characteristics), (4) the likelihood that the municipality will discontinue  appropriating funding for the leased property because the  property is no longer  deemed  essential to the  operations  of the municipality (e.g., the potential for an "event of non-appropriation"),  and (5)
the legal  recourse in the event of failure to  appropriate.  Additionally,  the lack of an established  trading market for municipal lease  obligations may make the determination of fair market value more difficult.

                                       8

     The yields on Municipal  Obligations are dependent on a variety of factors, including general money market  conditions,  general conditions of the municipal bond  market,  size of a particular  offering,  maturity of the  obligation  and rating of the issue. The imposition of a Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

     Each Fund may invest without limitation in short-term Municipal Obligations or in  taxable  obligations  on a  temporary,  defensive  basis  due  to  market conditions or, with respect to taxable obligations, for liquidity purposes. Such taxable obligations, whether purchased for liquidity purposes or on a temporary, defensive basis, may include:  obligations of the U.S. government,  its agencies or  instrumentalities;  other debt  securities  rated  within the three  highest grades by either Moody's,  Fitch or S&P  commercial  paper rated in the highest grade  by any of such  rating  services  (Prime-1,  F-1+ or A-1,  respectively);
certificates  of deposit and bankers'  acceptances  of domestic banks which have capital, surplus and undivided profits of over $100 million;  high-grade taxable
Municipal  Obligations;  and  repurchase  agreements  with respect to any of the foregoing  investments.  The  Fund  also  may  hold  its  assets  in cash and in securities of tax-exempt money market mutual funds.

     Each  Fund  may  also  invest  more  than 25% of its  assets  in  Municipal
Obligations  relating  to  similar  types  of  projects  or with  other  similar economic,  business  or  political  characteristics  (such as  bonds of  housing finance agencies or health care facilities).  In addition,  each Fund may invest more than 25% of its assets in  industrial  development  bonds or,  except  with respect to National High-Yield Fund, pollution control bonds which may be backed only by the assets and revenues of a  nongovernmental  issuer.  A Fund will not, however,  invest more than 25% of its total assets in bonds issued for companies in the same industry.

     Derivative Municipal Obligations. National High-Yield Fund may also acquire
Derivative  Municipal  Obligations,   which  are  custodial  receipts  or  trust
certificates  ("custodial receipts") underwritten by securities dealers or banks that evidence ownership of future interest payments,  principal payments or both on certain  Municipal  Obligations.  The  underwriter of these  certificates  or receipts typically purchases and deposits the securities in an irrevocable trust or  custodial  account  with a custodian  bank,  which then  issues  receipts or certificates that evidence  ownership of the periodic  unmatured coupon payments and the final principal payment on the obligations.  Although under the terms of a custodial receipt or trust  certificate,  the Fund may be authorized to assert its rights directly  against the issuer of the underlying  obligation,  the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay  principal  and/or  interest  when due,  the Fund may be  subject to delays, expenses and risks that are greater than those that would have been  involved if the Fund had purchased a direct obligation of the issuer.

     In addition,  in the event that the trust or custodial account in which the underlying  security  had been  deposited  is  determined  to be an  association taxable as a corporation,  instead of a non-taxable  entity, it would be subject to state income tax (but not federal  income tax) on the income it earned on the underlying  security,  and  the  yield  on the  security  paid  to the  National
High-Yield  Fund and its  shareholders  would be  reduced by the amount of taxes paid.  Furthermore,  amounts paid by the trust or custodial  account to the Fund would lose their tax-exempt  character and become taxable, for federal and state purposes, in the hands of the Fund and its shareholders.  However, the Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that  interest  payable on the  receipts is  tax-exempt.  If the Fund invests in custodial  receipts,  it is possible that a portion of the discount at which the
Fund  purchases the receipts  might have to be accrued as taxable  income during the period that the Fund holds the receipts.

     The principal and interest payments on the Derivative Municipal Obligations underlying custodial receipts or trust certificates may be allocated in a number of ways.  For example,  payments may be  allocated  such that certain  custodial receipts or trust  certificates may have variable or floating interest rates and others may be stripped  securities  which pay only the principal or interest due on the  underlying  Municipal  Obligations.  National  High-Yield  Fund may also invest in custodial  receipts or trust  certificates which are "inverse floating obligations" (also sometimes  referred to as "residual  interest bonds").  These securities  pay  interest  rates that vary  inversely to changes in the interest rates of specified  short term  Municipal  Obligations or an index of short-term
Municipal

                                       9

Obligations.  Thus, as market  interest  rates  increase,  the interest rates on inverse floating obligations decrease.  Conversely, as market rates decline, the interest rates on inverse floating  obligations  increase.  Such securities have the effect of providing a degree of investment leverage. As a result, the market values of inverse floating  obligations will generally be more volatile than the market values of other  Municipal  Obligations and investments in these types of obligations will increase the volatility of the net asset value of shares of the
Fund.

     High-Yield  Municipal  Obligations:  National High-Yield Fund will normally invest primarily in medium- and lower-grade  Municipal Obligations rated, at the time  of  investment,  between  BBB  and  B-  (inclusive)  by  S&P,  Baa  and B3
(inclusive)  by  Moody's,  or BBB and B-  (inclusive)  by  Fitch,  or  Municipal
Obligations determined by the Manager to be of comparable quality.

     Medium-grade  Municipal  Obligations are rated BBB by S&P or Fitch,  Baa by
Moody's or are unrated securities  determined by the Manager to be of comparable quality.

     The Fund may invest in lower-grade Municipal Obligations rated, at the time of investment, no lower than B- by S&P or Fitch, or B3 by Moody's, or in unrated
Municipal  Obligations  determined by the Manager to be of  comparable  quality.
Municipal  Obligations  rated B by S&P or Fitch generally are regarded by S&P or
Fitch, on balance, as predominantly  speculative with respect to capacity to pay interest or repay  principal in  accordance  with the terms of the  obligations.
While  such   securities   will   likely  have  some   quality  and   protective
characteristics,  in  S&P's  or  Fitch's  view  these  are  outweighed  by large uncertainties or major risk exposure to adverse  conditions.  Securities rated B by  Moody's  are viewed by Moody's as  generally  lacking  characteristics  of a desirable  investment.  In Moody's  view,  assurance of interest  and  principal payments  or of  maintenance  of other  terms of such  securities  over any long period of time may be small.

     The Fund will not make initial investments in Municipal  Obligations rated, at the time of investment,  below B- by S&P or Fitch, or below B3 by Moody's, or in Municipal Obligations  determined by the Manager to be of comparable quality.
The Fund may retain Municipal Obligations which are downgraded after investment.
There is no minimum rating with respect to securities  that the Fund may hold if downgraded after investment.

     Investment in medium- and lower-grade  securities involves special risks as compared  with  investment in  higher-grade  securities,  including  potentially greater sensitivity to a general economic downturn or to a significant  increase in interest  rates,  greater market price  volatility and less liquid  secondary market  trading.  There  can be no  assurance  that the Fund  will  achieve  its investment objective,  and the Fund may not be an appropriate investment for all investors.

     At times the Manager may judge that  conditions  in the markets for medium-
and lower-grade  Municipal Obligations make pursuing the Fund's basic investment strategy of investing primarily in such Municipal Obligations  inconsistent with the best interests of shareholders.  At such times, the Fund may invest all or a portion  of its  assets in higher  grade  Municipal  Obligations  and in unrated
Municipal  Obligations  determined by the Manager to be of  comparable  quality.
Although such higher grade Municipal  Obligations  generally  entail less credit risk,  such  higher  grade  Municipal  Obligations  may have a lower  yield than medium- and  lower-grade  Municipal  Obligations  and  investment in such higher grade Municipal  Obligations  may result in a lower yield to Fund  shareholders.
The  Manager  also may  judge  that  conditions  in the  markets  for  long- and intermediate-term  Municipal  Obligations  in general  make  pursuing the Fund's basic  investment  strategy  inconsistent  with the best interests of the Fund's shareholders.  At such times, the Fund may pursue strategies  primarily designed to reduce  fluctuations in the value of the Fund's assets,  including  investing the Fund's  assets in  high-quality,  short-term  Municipal  Obligations  and in high-quality, short-term taxable securities.

     Options and Futures To the extent  indicated  below,  the Funds may utilize put and call transactions and may utilize futures  transactions to hedge against market risk and facilitate portfolio management. Options and futures may be used to attempt to protect against possible  declines in the market value of a Fund's portfolio  resulting  from  downward  trends  in  the  debt  securities  markets
(generally due to a rise in interest  rates),  to protect the Fund's  unrealized gains

                                       10

in the  value  of its  portfolio  securities,  to  facilitate  the  sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio or to establish a position in the securities  markets as a temporary substitute for purchasing particular securities.  The use of options and futures is a function of market  conditions.  Other transactions may be used by the Fund in the future for  hedging  purposes  as they are  developed  to the extent deemed appropriate by the appropriate Board of Trustees.

     Options on  Securities.  Each Fund may write (i.e.,  sell)  covered put and call  options and  purchase  call  options on the  securities  in which they may invest and on indices of securities in which they may invest, to the extent such put and call options are  available.  Each Fund may also purchase put options on indices of securities in which it may invest, to the extent such put options are available.

     Each Fund may invest up to an  aggregate of 20% of the Fund's net assets in futures,  options  and  swaps  as long  as  each  Fund's  investments  in  these securities when aggregated with other taxable  investments and securities  rated below investment  grade (other than National  High-Yield Fund) do not exceed 20%
of the Fund's total net assets.

     A put option gives the buyer of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or  before a fixed  date at a  predetermined  price.  A call  option  gives  the purchaser of the option,  upon payment of a premium,  the right to call upon the writer to deliver a specified amount of a security on or before a fixed date, at a predetermined price.

     In  purchasing a call option,  the Fund would be in a position to realize a gain if,  during the option  period,  the price of the security  increased by an amount in excess of the premium  paid.  It would  realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium.  In  purchasing  a put option,  the Fund would be in a position to realize a gain if, during the option period, the price of the security  declined by an amount in excess of the premium  paid.  It would realize a loss if the price of the  security  increased  or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option  purchased by the Fund were permitted to expire without being sold or exercised,  its premium would be lost by the Fund. The Intermediate Fund may also  purchase  (i) call options to the extent that  premiums  paid for such options do not exceed 2% of the Fund's  total assets and (ii) put options to the extent that  premiums paid for such options do not exceed 2% of the Fund's total assets.

     If a put  option  written  by the Fund were  exercised,  the Fund  would be obligated to purchase the underlying  security at the exercise  price. If a call option written by the Fund were  exercised,  the Fund would be obligated to sell the underlying  security at the exercise  price.  The risk involved in writing a put  option  is that  there  could  be a  decrease  in the  market  value of the underlying  security caused by rising  interest rates or other factors.  If this occurred,  the option could be exercised and the underlying  security would then be sold to the Fund at a higher price than its current  market  value.  The risk involved  in writing a call  option is that there  could be an  increase  in the market value of the underlying  security  caused by declining  interest rates or other  factors.  If  this  occurred,  the  option  could  be  exercised  and the underlying  security  would  then be sold by the Fund at a lower  price than its current  market  value.  These risks could be reduced by entering into a closing transaction.  The Fund retains the premium  received  from writing a put or call option whether or not the option is exercised.

     The Funds may engage in listed options transactions on the various national securities exchanges or in the over-the-counter market. Over-the-counter options are purchased or written by the Fund in privately negotiated transactions.  Such options are  illiquid,  and it may not be possible for the Fund to dispose of an option it has  purchased or  terminate  its  obligations  under an option it has written at a time when the Manager  believes it would be  advantageous to do so.
Over-the-counter   options  are  subject  to  the  Funds'  illiquid   investment
limitation.

     Participation   in  the  options  market  involves   investment  risks  and
transaction  costs to which a Fund would not be  subject  absent the use of this strategy.  If the  Manager's  predictions  of movements in the  direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse  position  than if such  strategy was not used. Risks inherent in the use of options include: (a) dependence on

                                       11

the  Manager's  ability to  predict  correctly  movements  in the  direction  of interest rates and security prices; (b) imperfect  correlation between the price of options and movements in the prices of the securities  being hedged;  (c) the fact that the skills needed to use these  strategies  are  different  from those needed to select  portfolio  securities;  (d) the  possible  absence of a liquid secondary market for any particular instrument at any time; and (e) the possible need to  defer  closing  out  certain  hedged  positions  to avoid  adverse  tax consequences.

     Futures  Contracts  and Options on Futures  Contracts.  The Funds may enter into  contracts  for the purchase or sale for future  delivery of  securities or contracts based on financial  indices including any index of securities in which the Fund may invest  ("futures  contracts")  and may  purchase and write put and call options to buy or sell futures contracts ("options on futures  contracts").
Each Fund may  invest up to an  aggregate  of 20% of the  Fund's  net  assets in futures,  options  and  swaps  as long  as  each  Fund's  investments  in  these securities when aggregated with other taxable  investments and securities  rated below investment  grade (other than National  High-Yield Fund) do not exceed 20%
of the  Fund's  total  net  assets.  A "sale" of a  futures  contract  means the acquisition of a contractual  obligation to deliver the securities called for by the  contract  at a specified  price on a specified  date.  The  purchaser  of a futures  contract  on an index  agrees to take or make  delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract  ("current contract value") and the price at which the  contract  was  originally  struck.  Options  on  futures contracts  to be written or  purchased by a Fund will be traded on or subject to the rules of the particular futures exchange designated by the Commodity Futures
Trading Commission  ("CFTC").  The successful use of such instruments draws upon the Manager's  experience  with respect to such  instruments and usually depends upon the Manager's ability to forecast interest rate movements correctly. Should interest  rates  move in an  unexpected  manner,  the Fund may not  achieve  the anticipated benefits of futures contracts or options on futures contracts or may realize losses and would thus be in a worse position than if such strategies had not been used. In addition,  the correlation  between  movements in the price of futures contracts or options on futures contracts and movements in the prices of the securities hedged or used for cover will not be perfect.

     A Fund's use of financial  futures and options thereon will in all cases be consistent with applicable  regulatory  requirements.  To the extent required to comply with  applicable  SEC releases  and staff  positions,  when  purchasing a futures contract or writing a put option, the Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts, less any margin on deposit.

Portfolio Loan Transactions
     Intermediate   Fund  may  loan  up  to  25%  of  its  assets  to  qualified broker/dealers or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  (1) each  transaction  must have 100%
collateral in the form of cash,  U.S.  Treasury Bills and Notes,  or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; (2)
this  collateral  must be valued daily and should the market value of the loaned securities  increase,  the borrower  must furnish  additional  collateral to the
Fund; (3) the Fund must be able to terminate the loan after notice, at any time;
(4) the Fund must receive  reasonable  interest on any loan,  and any dividends, interest or other distributions on the lent securities,  and any increase in the market value of such securities;  (5) the Fund may pay reasonable custodian fees in connection  with the loan;  and (6) the voting rights on the lent  securities may pass to the borrower;  however,  if the Trustees know that a material  event will occur affecting an investment  loan, they must either terminate the loan in order  to vote  the  proxy or enter  into an  alternative  arrangement  with the borrower to enable the trustees to vote the proxy.

     The major risk to which a Fund would be  exposed on a loan  transaction  is the risk that the  borrower  would go  bankrupt  at a time when the value of the security goes up.  Therefore,  the Funds will only enter into loan  arrangements after a review of all pertinent  facts by the Manager,  under the supervision of the Board of Trustees,  including the  creditworthiness of the borrowing broker, dealer or  institution  and then only if the  consideration  to be received from such loans would  justify the risk.  Creditworthiness  will be  monitored  on an ongoing basis by the Manager.

                                       12

     The  ratings of S&P,  Moody's and other  rating  services  represent  their opinion as to the quality of the money market  instruments  which they undertake to rate. It should be emphasized,  however, that ratings are general and are not absolute  standards  of quality.  These  ratings are the  initial  criteria  for selection of portfolio  investments,  but the Fund will further  evaluate  these securities.

Private Purpose Bonds
     The Code limits the amount of new "private  purpose"  bonds that each state can  issue  and  subjects  interest  income  from  these  bonds  to the  federal alternative  minimum tax.  "Private purpose" bonds are issues whose proceeds are used to finance certain non-government  activities, and could include some types of  industrial  revenue  bonds such as  privately-owned  sports  and  convention facilities.  The tax-exempt status of certain bonds also depends on the issuer's compliance with specific requirements after the bonds are issued.

     Each Fund  intends to seek to achieve a high  level of  tax-exempt  income.
However,  if a Fund invests in newly-issued  private purpose bonds, a portion of that Fund's  distributions  would be subject to the federal  alternative minimum tax. National  High-Yield Fund may invest up to 100% and each of the other Funds may invest up to 20% of its assets in bonds the income  from which is subject to the federal alternative minimum tax.

Repurchase Agreements
     Repurchase  agreements are instruments under which securities are purchased from a bank or  securities  dealer with an agreement by the seller to repurchase the securities.  Under a repurchase agreement,  the purchaser acquires ownership of the security but the seller agrees,  at the time of sale, to repurchase it at a  mutually  agreed-upon  time  and  price.  A Fund  will  take  custody  of the collateral under repurchase  agreements.  Repurchase agreements may be construed to be  collateralized  loans  by the  purchaser  to the  seller  secured  by the securities transferred.  The resale price is in excess of the purchase price and reflects an agreed-upon  market rate unrelated to the coupon rate or maturity of the purchased  security.  Such transactions  afford an opportunity for a Fund to invest temporarily available cash on a short-term basis.  Generally,  repurchase agreements are of short duration,  often less than one week, but on occasion for longer  periods.  A Fund's  risk is limited to the  seller's  ability to buy the security  back  at the  agreed-upon  sum  at the  agreed-upon  time,  since  the repurchase agreement is secured by the underlying  obligation.  Should an issuer of a repurchase agreement fail to repurchase the underlying  security,  the loss to a Fund, if any, would be the difference  between the repurchase price and the market value of the security.  In addition,  should such an issuer default,  the
Manager believes that,  barring  extraordinary  circumstances,  the Fund will be entitled  to sell  the  underlying  securities  or  otherwise  receive  adequate protection for its interest in such securities,  although there could be a delay in recovery.  A Fund considers the  creditworthiness  of the bank or dealer from whom it purchases repurchase  agreements.  A Fund will monitor such transactions to assure  that the value of the  underlying  securities  subject to  repurchase agreements is at least equal to the repurchase price. The underlying  securities will be limited to those described above.

     National High-Yield Fund may enter into repurchase  agreements with respect to not more than 10% of its total assets (taken at current  value),  except when investing  for defensive  purposes  during times of adverse  market  conditions.
National  High-Yield Fund may enter into  repurchase  agreements with respect to any securities which it may acquire consistent with its investment  policies and restrictions.

     A Fund will limit its  investments in repurchase  agreements to those which the Manager  determines  to present  minimal  credit risks and which are of high quality.  In addition,  a Fund must have  collateral  of 102% of the  repurchase price,  including the portion  representing a Fund's yield under such agreements which  is  monitored  on a daily  basis.  Such  collateral  is held by a  Fund's custodian in book entry form. Such agreements may be considered  loans under the
1940 Act, but a Fund considers repurchase  agreements contracts for the purchase and sale of  securities,  and it seeks to  perfect a  security  interest  in the collateral  securities  so that it has the  right  to keep  and  dispose  of the underlying collateral in the event of default.

     The  funds  in  the   Delaware   Investments   family   (each  a   Delaware
Investments(R) Fund" and collectively, the "Delaware Investments(R) Funds") have obtained an exemption from the joint-transaction prohibitions of Section

                                       13

17(d) of the 1940 Act to allow certain  funds  jointly to invest cash  balances.
The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject  generally to the  conditions  described above.

Reverse Repurchase Agreements
     National High-Yield Fund may engage in "reverse repurchase agreements" with banks and  securities  dealers  with  respect  to not more than 10% of its total assets.  Reverse  repurchase  agreements are ordinary  repurchase  agreements in which the Fund is the seller of,  rather than the  investor in,  securities  and agrees to  repurchase  them at an agreed  upon time and price.  Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities  because it avoids certain  market risks and  transaction  costs.
Because  certain of the  incidents  of ownership of the security are retained by the Fund,  reverse  repurchase  agreements are considered a form of borrowing by the Fund from the buyer,  collateralized  by the security.  At the time the Fund enters into a reverse repurchase  agreement,  cash or liquid securities having a value  sufficient to make payments for the securities to be repurchased  will be segregated,  and will be marked to market daily and  maintained  throughout  the period of the obligation.  Reverse repurchase  agreements may be used as a means of borrowing for  investment  purposes  subject to the 10%  limitation set forth above. This speculative  technique is referred to as leveraging.  Leveraging may exaggerate  the effect on net asset  value of any  increase  or  decrease in the market value of the Fund's  portfolio.  Money  borrowed for  leveraging  will be subject to interest  costs which may or may not be  recovered  by income from or appreciation  of the securities  purchased.  Because the Fund does not currently intend  to  utilize  reverse  repurchase  agreements  in  excess of 10% of total assets,  the  Fund  believes  the  risks  of  leveraging  due to use of  reverse repurchase  agreements to principal are reduced.  The Manager  believes that the limited  use of  leverage  may  facilitate  the Fund's  ability to provide  high current income.

Rule 144A Securities
     Each  Fund  may  invest  in  restricted  securities,  including  securities eligible  for resale  without  registration  pursuant  to Rule 144A  ("Rule 144A
Securities") under the 1933 Act, as discussed more fully below.

     Rule 144A permits many privately placed and legally  restricted  securities to be freely traded among  certain  institutional  buyers such as a Fund.  While maintaining  oversight,  the Board of Trustees has  delegated to the Manager the
day-to-day   function  of  determining  whether  or  not  individual  Rule  144A
Securities  are liquid for purposes of a Fund's  limitation  on  investments  in illiquid assets.  The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security:  (i) the frequency of trades and  trading  volume for the  security;  (ii)  whether at least  three dealers are willing to purchase or sell the security and the number of potential purchasers;  (iii)  whether  at least  two  dealers  are  making a market in the security;  and (iv) the nature of the security and the nature of the marketplace trades  (e.g.,  the time  needed  to  dispose  of the  security,  the  method of soliciting offers, and the mechanics of transfer).

     If the Manager  determines  that a Rule 144A Security  which was previously determined to be liquid is no longer liquid and, as a result,  a Fund's holdings
of  illiquid   securities  exceed  the  Fund's  limit  on  investments  in  such securities,  the Manager will  determine what action to take to ensure that each
Fund continues to adhere to such limitation.

                                       14

Variable or Floating Rate Demand Notes
     The Funds may purchase  "floating-rate"  and  "variable-rate"  obligations.
Variable or floating  rate demand notes  ("VRDNs")  are  tax-exempt  obligations which  contain a floating or variable  interest rate  adjustment  formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to  specified  dates,  either  from the issuer or by drawing on a bank letter of credit,  a guarantee or insurance  issued with respect to such  instrument.  The interest  rates are  adjustable  at  intervals  ranging  from daily to up to six months to some prevailing market rate for similar  investments,  such adjustment
formula  being   calculated  to  maintain  the  market  value  of  the  VRDN  at approximately  the  par  value  of  the  VRDN  upon  the  adjustment  date.  The adjustments  are  typically  based  upon the price  rate of a bank or some other appropriate  interest  rate  adjustment  index.  The Manager  will decide  which variable or floating rate demand  instruments a Fund will purchase in accordance with  procedures  prescribed by the Board of Trustees to minimize  credit risks.
Any VRDN must be of high  quality as  determined  by the  Manager and subject to review  by the  Board  of  Trustees,  with  respect  to both its  long-term  and short-term  aspects,  except where credit support for the instrument is provided even in the event of default on the underlying security,  the Fund may rely only on the high quality character of the short-term aspect of the demand instrument,
i.e.,  the  demand  feature.  A VRDN  which is  unrated  must have high  quality
characteristics   similar  to  those  rated  in  accordance  with  policies  and guidelines determined by the Board of Trustees. If the quality of any VRDN falls below the quality  level  required by the Board of Trustees  and any  applicable rules  adopted  by the SEC,  a Fund  must  dispose  of the  instrument  within a reasonable  period of time by  exercising  the demand  feature or by selling the
VRDN in the secondary market,  whichever is believed by the Manager to be in the best interests of the Fund and its shareholders.

     Variable  and  floating  rate notes for which no readily  available  market exists will be purchased in an amount which, together with securities with legal or contractual  restrictions on resale or for which no readily  available market exists (including repurchase agreements providing for settlement more than seven days after notice),  exceed 10% of National  High-Yield Fund's total assets only if such  notes are  subject  to a demand  feature  that will  permit the Fund to demand  payment of the principal  within seven days after demand by the Fund. If not  rated,  such  instruments  must be found by the  Manager  under  guidelines established  by the Fund's Board of  Trustees,  to be of  comparable  quality to instruments that are rated high quality.  A rating may be relied upon only if it is provided by a nationally  recognized  statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

Zero Coupon Bonds
     The Funds may  invest in zero  coupon  bonds.  Zero  coupon  bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the  securities  begin paying current interest,  and  therefore  are issued  and traded at a discount  from their face amounts or par value.

     The market prices of zero coupon  securities  are  generally  more volatile than the market  prices of  securities  that pay interest  periodically  and are likely to  respond  to changes in  interest  rates to a greater  degree  than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon  security report as income each year the portion of the  original  issue  discount of such security  that  accrues  that year,  even  though the  holder  receives  no cash payments of interest  during the year.  Each Fund has  qualified  as a regulated investment  company  under the Code.  Accordingly,  during  periods  when a Fund receives  no  interest  payments  on its  zero  coupon  securities,  it  will be required,  in order to maintain its desired tax  treatment,  to distribute  cash approximating the income attributable to such securities.  Such distribution may require the sale of portfolio  securities to meet the distribution  requirements and such sales may be subject to the risk factor discussed above.

--------------------------------------------------------------------------------
                                    INSURANCE
--------------------------------------------------------------------------------

     The Manager  anticipates that  substantially  all of the insured  Municipal
Obligations  in the  Funds'  investment  portfolios  will be  covered  by either
Primary  Insurance or Secondary  Market  Insurance.  Both Primary  Insurance and
Secondary Market Insurance are  non-cancelable  and continue in force so long as the insured  security  is  outstanding  and the  respective  insurer  remains in business. Premiums for Portfolio Insurance, if any, would be

                                       15

paid from a Fund's assets and would reduce the current  yield on its  investment portfolio by the amount of such premiums.

     Because Portfolio Insurance coverage terminates upon the sale of an insured security from a Fund's portfolio,  such insurance does not have an effect on the resale  value of the  security.  Therefore,  unless a Fund  elects  to  purchase
Secondary  Market  Insurance with respect to such  securities or such securities are already  covered by Primary  Insurance,  it  generally  will retain any such securities insured by Portfolio Insurance which are in default or in significant risk of default, and will place a value on the insurance equal to the difference between  the market  value of the  defaulted  security  and the market  value of similar securities which are not in default.

     The Funds are permitted to obtain  Portfolio  Insurance  from insurers that have obtained a claims-paying ability rating of "AAA" from S&P or Fitch or "Aaa"
(or a short-term  rating of "MIG-1") from Moody's,  or including AMBAC Indemnity
Corporation ("AMBAC"),  Municipal Bond Investors Assurance Corporation ("MBIA"),
Financial  Guaranty Insurance Company ("FGIC"),  Financial  Security  Assurance,
Inc. ("FSA"), XL Capital Assurance, Inc. ("XLCA") and CIFG.

     A Moody's  insurance  claims-paying  ability  rating is an  opinion  of the ability  of  an  insurance  company  to  repay  punctually  senior  policyholder obligations  and claims.  An insurer  with an  insurance  claims-paying  ability rating of Aaa is adjudged by Moody's to be of the best  quality.  In the opinion of Moody's,  the policy  obligations  of an insurance  company with an insurance claims-paying  ability  rating of Aaa carry the  smallest  degree of credit risk and, while the financial  strength of these companies is likely to change,  such changes  as  can be  visualized  are  most  unlikely  to  impair  the  company's fundamentally strong position. An S&P insurance  claims-paying ability rating is an assessment of an operating  insurance  company's  financial  capacity to meet obligations  under an insurance  policy in accordance with its terms. An insurer with an insurance  claims-paying  ability  rating of AAA has the highest  rating assigned  by S&P.  The  capacity  of an  insurer  so rated  to  honor  insurance contracts is adjudged by S&P to be extremely  strong and highly likely to remain so over a long period of time. A Fitch Insurer Financial Strength ("IFS") rating provides an assessment of the financial strength of an insurance company and its capacity to meet senior  obligations to policyholders  and contract holders on a timely basis. Insurers that are assigned a AAA IFS rating by Fitch are viewed as possessing  exceptionally  strong  capacity to meet  policyholder  and  contract obligations.  For such companies, risk factors are minimal and the impact of any adverse business and economic factors are expected to be extremely small.

     An insurance  claims-paying  ability rating by Moody's,  S&P, or Fitch does not  constitute  an opinion on any specific  insurance  contract in that such an opinion can only be rendered upon the review of the specific insurance contract.
Furthermore,  an  insurance  claims-paying  ability  rating  does not take  into account  deductibles,  surrender or cancellation  penalties or the timeliness of payment;  nor does it  address  the  ability  of a  company  to meet  non-policy obligations (i.e., debt contracts).

     The assignment of ratings by Moody's, S&P, or Fitch to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate  process  from the  determination  of insurance  claims-paying  ability ratings.  The  likelihood  of a timely  flow of funds  from the  insurer  to the trustee for the bondholders is a likely element in the rating  determination for such debt issues.

     As of the date of this Part B, each of AMBAC,  MBIA,  FGIC,  FSA, XLCA, and
CIFG has insurance  claims-paying  ability ratings of Aaa from Moody's, AAA from
S&P, and AAA from Fitch.

     AMBAC has received a letter ruling from the Internal  Revenue Service which holds in effect  that  insurance  proceeds  representing  maturing  interest  on
defaulted   municipal   obligations  paid  by  AMBAC  to  municipal  bond  funds
substantially  similar  to the  Funds,  under  policy  provisions  substantially identical to those  contained in its municipal  bond insurance  policy,  will be excludable from federal gross income under Section 103(a) of the Code.

     None of AMBAC, MBIA, FGIC, FSA, XLCA, or CIFG or any associate thereof, has any material business relationship, direct or indirect, with the Funds.

                                       16

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Fund has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after 30 calendar days have passed. A list of each Fund's portfolio holdings monthly,  with a 30 day lag, is posted on the Funds' Web site, www.delawareinvestments.com. In addition, on a 10 day lag, we also make  available a  month-end  summary  listing of the number of each Fund's securities,  country and asset  allocations,  and top ten securities and  sectors by  percentage  of  holdings  for each Fund.  This  information  is available publicly to any and all shareholders free of charge once posted on the
Web site by calling 800 523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Funds'
independent registered public accounting firm, the Funds' custodian,  the Funds'
legal counsel,  the Funds' financial printer and the Funds' proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Funds,  the  Manager  nor any  affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     Each Trust's Board of Trustees will be notified of any substantial change to the foregoing procedures.  Each Board of Trustees also receives an annual report from the Funds' Chief Compliance  Officer which,  among other things,  addresses the operation of the Funds'  procedures  concerning  the disclosure of portfolio holdings information.

                                       17

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE TRUSTS
--------------------------------------------------------------------------------

Officers and Trustees
     The business and affairs of the Trusts are managed  under the  direction of their  Board of  Trustees.  Certain  officers  and  Trustees  of the Trusts hold identical  positions in each of the other Delaware  Investments(R)  Funds. As of
December 5, 2006,  the Trusts'  officers and Trustees  owned less than 1% of the outstanding  shares  of each  Class  of each  Fund.  The  Trusts'  Trustees  and principal  officers  are noted  below  along with their ages and their  business experience  for the past five years.  The Trustees  serve for  indefinite  terms until their resignation, death or removal.

------------------- --------------- ---------------- ------------------- ------------------ ------------------
                                                                             Number of
                                                                           Portfolios in          Other
                                                                           Fund Complex       Directorships
                      Position(s)                          Principal        Overseen by     Held by Trustee/
Name, Address        Held with the     Length of         Occupation(s)       Trustee or         Director or
and Birthdate           Trusts        Time Served     During Past 5 Years     Officer            Officer
--------------------------------------------------------------------------------------------------------------
Interested Trustee
------------------- --------------- ---------------- ------------------- ------------------ ------------------
Patrick P.            Chairman,      Chairman and      Mr. Coyne has            83                None
Coyne(2)              President,     Trustee since   served in various
2005 Market Street      Chief       August 16, 2006      executive
Philadelphia, PA      Executive                        capacities at
19103                Officer and     President and    different times
                       Trustee           Chief          at Delaware
April 14, 1963                         Executive       Investments(1)
                                     Officer since
                                    August 1, 2006
--------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------- --------------- ---------------- ------------------- ------------------ ------------------
Thomas L. Bennett      Trustee          1 Year        Private Investor          83                None
2005 Market Street                                           -
Philadelphia, PA                                       (March 2004 -
19103                                                     Present)

October 4, 1947                                          Investment
                                                         Manager -
                                                      Morgan Stanley &
                                                            Co.
                                                      (January 1984 -
                                                        March 2004)
-------------------- --------------- ---------------- ------------------- ------------------ ------------------
John A. Fry            Trustee          5 Years         President -             83             Director -
2005 Market Street                                       Franklin &                         Community Health
Philadelphia, PA                                      Marshall College                           Systems
19103                                                   (June 2002 -
                                                          Present)
May 28, 1960
                                                       Executive Vice
                                                        President -
                                                       University of
                                                        Pennsylvania
                                                       (April 1995 -
                                                         June 2002)
------------------- --------------- ---------------- ------------------- ------------------ ------------------
Anthony D. Knerr       Trustee         13 Years       Founder/Managing          83                None
2005 Market Street                                       Director -
Philadelphia, PA                                      Anthony Knerr &
19103                                                    Associates
                                                         (Strategic
December 7, 1938                                        Consulting)
                                                      (1990 - Present)
------------------- --------------- ---------------- ------------------- ------------------ ------------------
Lucinda S.             Trustee          1 Year        Chief Investment          83                None
Landreth                                                 Officer -
2005 Market Street                                     Assurant, Inc.
Philadelphia, PA                                        (Insurance)
19103                                                  (2002 - 2004)

June 24, 1947
------------------- --------------- ---------------- ------------------- ------------------ ------------------
Ann R. Leven           Trustee         17 Years       Treasurer/Chief           83            Director and
2005 Market Street                                   Fiscal Officer --                       Audit Committee
Philadelphia, PA                                      National Gallery                        Chairperson -
19103                                                      of Art                              Andy Warhol
                                                       (1994 - 1999)                           Foundation
November 1, 1940
                                                                                              Director and
                                                                                             Audit Committee
                                                                                                Member -
                                                                                              Systemax Inc.

                                       18

------------------- --------------- ---------------- ------------------- ------------------ ------------------
Thomas F. Madison      Trustee      Since May 1999    President/Chief           83             Director -
2005 Market Street                                   Executive Officer                        Banner Health
Philadelphia, PA                                      - MLM Partners,
19103                                                       Inc.                               Director -
                                                      (Small Business                          CenterPoint
February 25, 1936                                       Investing &                          Energy
                                                        Consulting)
                                                      (January 1993 -                         Director and
                                                          Present)                           Audit Committee
                                                                                                Member -
                                                                                              Digital River
                                                                                                  Inc.

                                                                                              Director and
                                                                                             Audit Committee
                                                                                                Member -
                                                                                                 Rimage
                                                                                               Corporation

                                                                                               Director -
                                                                                                 Valmont
                                                                                            Industries, Inc.
------------------- --------------- ---------------- ------------------- ------------------ ------------------
Janet L. Yeomans       Trustee          7 Years        Vice President           83                None
2005 Market Street                                    (January 2003 -
Philadelphia, PA                                          Present)
19103                                                  and Treasurer
                                                      (January 2006 -
July 31, 1948                                             Present)
                                                       3M Corporation

                                                      Ms. Yeomans has
                                                        held various
                                                         management
                                                      positions at 3M
                                                     Corporation since
                                                           1983.
------------------- --------------- ---------------- ------------------- ------------------ ------------------
J. Richard Zecher      Trustee          1 Year           Founder -              83            Director and
2005 Market Street                                   Investor Analytics                      Audit Committee
Philadelphia, PA                                     (Risk Management)                          Member -
19103                                                   (May 1999 -                             Investor
                                                          Present)                              Analytics
July 3, 1940
                                                                                              Director and
                                                                                             Audit Committee
                                                                                                Member -
                                                                                              Oxigene, Inc.
------------------- --------------- ---------------- ------------------- ------------------ ------------------

                                       19

                                                                                Number of
                                                                              Portfolios in     Other Directorships
                      Position (s)                         Principal           Fund Complex       Held by Trustee/
Name, Address        Held with the     Length of      Occupation(s) During      Overseen by          Director or
and Birthdate            Trusts       Time Served        Past 5 Years       Trustee or Officer         Officer
-------------------- --------------- --------------- ---------------------- ------------------- -----------------
Officers
-------------------- --------------- --------------- ---------------------- ------------------- -----------------
David F. Connor           Vice            Vice          Mr. Connor has              83              None(3)
2005 Market Street     President,      President        served as Vice
Philadelphia, PA         Deputy          since       President and Deputy
19103                   General      September 21,    General Counsel at
                      Counsel and       2000 and     Delaware Investments
December 2, 1963       Secretary       Secretary          since 2000
                                     since October
                                        25, 2005
-------------------- --------------- --------------- ---------------------- ------------------- -----------------
David P. O'Connor     Senior Vice     Senior Vice      Mr. O'Connor has             83              None(3)
2005 Market Street     President,      President,      served in various
Philadelphia, PA        General         General       executive and legal
19103                 Counsel and     Counsel and        capacities at
                      Chief Legal     Chief Legal     different times at
February 21, 1966       Officer      Officer since   Delaware Investments
                                      October 25,
                                          2005
--------------------- --------------- --------------- ---------------------- ------------------- -----------------
John J. O'Connor      Senior Vice      Treasurer       Mr. O'Connor has             83              None(3)
2005 Market Street   President and       since         served in various
Philadelphia, PA       Treasurer      February 17,   executive capacities
19103                                     2005        at different times
                                                          at Delaware
June 16, 1957                                             Investments
-------------------- --------------- --------------- ---------------------- ------------------- -----------------
Richard Salus            Chief           Chief       Mr. Salus has served           83              None(3)
2005 Market Street     Financial       Financial     in various executive
Philadelphia, PA        Officer      Officer since       capacities at
19103                                 November 1,     different times at
                                          2006       Delaware Investments
October 4, 1963
-----------------------------------------------------------------------------------------------------------------

     (1)  Delaware  Investments  is the marketing  name for Delaware  Management
          Holdings,  Inc. and its  subsidiaries,  including the Trusts' Manager, principal underwriter and transfer agent.
     (2)  Mr. Coyne is considered to be an "Interested Trustee" because he is an executive officer of the Trusts' Manager.
     (3)  Messrs.  Connor,  David P.  O'Connor,  John J. O'Connor and Salus also serve in similar capacities for the six portfolios of the Optimum Fund
          Trust, which have the same Manager, principal underwriter and transfer agent as the  Trusts.  Mr. John J.  O'Connor  also serves in a similar capacity for Lincoln Variable  Insurance Products Trust, which has the same investment manager as the Trusts.
-----------------------------------------------------------------------------------------------------------------

     Following is  additional  information  regarding  investment  professionals affiliated with the Trusts.

------------------------------ ------------------------ --------------------------- ----------------------
Name, Address and                 Position Held                                     Principal Occupation(s)
Birthdate                        with the Funds            Length of Time Served      During Past 5 Years
-------------------------- ---------------------------- --------------------------- ----------------------
Joseph R. Baxter           Senior Vice President/Head            7 Years            During the past five
2005 Market Street              of Municipal Bond                                     years, Mr. Baxter
Philadelphia, PA 19103             Investments                                          has served in
                                                                                     various capacities
July 31, 1958                                                                        at different times
                                                                                         at Delaware
                                                                                        Investments.
-------------------------- ---------------------------- --------------------------- ----------------------
Robert F. Collins             Vice President/Senior              2 Years              Prior to June 25,
2005 Market Street              Portfolio Manager                                     2004, Mr. Collins
Philadelphia, PA 19103                                                                  had served in
                                                                                     various capacities
May 26, 1956                                                                        as a Vice President,
                                                                                         Director of
                                                                                    Portfolio Management
                                                                                      of the Municipal
                                                                                     Investment Group at
                                                                                        PNC Advisors.
-------------------------- ---------------------------- --------------------------- ----------------------

                                       20

     The following  table shows each Trustee's  ownership of each Fund's shares, if any, and of all Delaware Investments(R) Funds as of December 31, 2005.

---------------------- ------------------------------- ------------------------------------------------
                                                         Aggregate Dollar Range of Equity Securities in
                           Dollar Range of Equity        All Registered Investment Companies Overseen
       Name                Securities in the Funds       by Trustee in Family of Investment Companies
---------------------- ------------------------------- ------------------------------------------------
Thomas L. Bennett                   None                                         None
---------------------- ------------------------------- ------------------------------------------------
Patrick P. Coyne                    None                                Over $100,000
---------------------- ------------------------------- ------------------------------------------------
John A. Fry(1)                      None                                Over $100,000
---------------------- ------------------------------- ------------------------------------------------
Anthony D. Knerr                    None                            $10,001 - $50,000
---------------------- ------------------------------- ------------------------------------------------
Lucinda S. Landreth                 None                                 $1 - $10,000
---------------------- ------------------------------- ------------------------------------------------
Ann R. Leven                        None                                Over $100,000
---------------------- ------------------------------- ------------------------------------------------
Thomas F. Madison                   None                            $10,001 - $50,000
---------------------- ------------------------------- ------------------------------------------------
Janet L. Yeomans                    None                           $50,001 - $100,000
---------------------- ------------------------------- ------------------------------------------------
J. Richard Zecher                   None                                         None
---------------------- ------------------------------- ------------------------------------------------

     (1)  As of  December  31,  2005,  John A.  Fry  held  assets  in a 529 Plan account.  Under the terms of the Plan, a portion of the assets held in the Plan may be invested  in the Funds.  Mr. Fry held no shares of the
          Funds outside of the Plan as of December 31, 2005.

     The following  table describes the aggregate  compensation  received by the
Trustees from each Trust and the total  compensation  received from all Delaware
Investments(R) Funds for which he or she serves as a Trustee or Director for the fiscal  years  ended July 31, 2006 and August 31, 2006 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for  Trustees/Directors  as of July  31,  2006 and  August  31,  2006.  Only the
Trustees of a Trust who are not "interested  persons" as defined by the 1940 Act
(the "Independent Trustees") receive compensation from the Funds.

--------------------- ----------------- -------------------- ------------------------ ------------------- ------------------
                                                                                                                Total
                                                                                                             Compensation                                                                                                      from the Investment
                          Aggregate           Aggregate                                                     Companies in
                         Compensation    Compensation from     Pension or Retirement  Estimated Annual         Delaware
                        from Tax-Free         Voyageur          Benefits Accrued as    Benefits Upon        Investments(R)
   Trustee(4)               Funds           Mutual Funds       Part of Fund Expenses   Retirement             Complex(2)
--------------------- ----------------- -------------------- ------------------------ ------------------- ------------------
Thomas L. Bennett          $4,939             $2,431                  None                 $80,000            $155,833
--------------------- ----------------- -------------------- ------------------------ ------------------- ------------------
John A. Fry                $5,077             $2,512                  None                 $80,000            $160,558
--------------------- ----------------- -------------------- ------------------------ ------------------- ------------------
Anthony D. Knerr           $4,723             $2,338                  None                 $80,000            $149,433
--------------------- ----------------- -------------------- ------------------------ ------------------- ------------------
Lucinda S. Landreth        $4,723             $2,338                  None                 $80,000            $149,433
--------------------- ----------------- -------------------- ------------------------ ------------------- ------------------
Ann R. Leven               $5,785             $2,872                  None                 $80,000            $183,567
--------------------- ----------------- -------------------- ------------------------ ------------------- ------------------
Thomas F. Madison          $5,418             $2,673                  None                 $80,000            $171,250
--------------------- ----------------- -------------------- ------------------------ ------------------- ------------------
Janet L. Yeomans           $4,939             $2,431                  None                 $80,000            $155,833
--------------------- ----------------- -------------------- ------------------------ ------------------- ------------------
J. Richard Zecher          $4,863             $2,392                  None                 $80,000            $153,333
--------------------- ----------------- -------------------- ------------------------ ------------------- ------------------

                                       21

     (1)  Under  the  terms  of the  Delaware  Investments  Retirement  Plan for
          Trustees/Directors,  each disinterested  Trustee/Director  who, at the time of his or her retirement from the Boards, has attained the age of
          70 and served on the Boards for at least  five  continuous  years,  is entitled  to  receive  payments  from each  investment  company in the
          Delaware   Investments(R)  family  for  which  he  or  she  serves  as
          Trustee/Director  for a period  equal to the  lesser of the  number of years that such person served as a  Trustee/Director  or the remainder of such person's life.  The amount of such payments will be equal,  on an annual basis,  to the amount of the annual retainer that is paid to
          Trustees/Directors  of each  investment  company  at the  time of such person's  retirement.  If an eligible  Trustee/Director  retired as of
          August  31,  2006,  he or she would be  entitled  to  annual  payments totaling the amounts noted above,  in the  aggregate,  from all of the investment companies in the Delaware  Investments(R)  family for which he or  she  serves  as a  Trustee/Director,  based  on the  number  of investment companies in the Delaware  Investments(R) family as of that date.

     (2)  Each Independent  Trustee/Director  currently  receives a total annual retainer fee of $84,000 for serving as a Trustee/  Director for all 30 investment  companies in the  Delaware  Investments(R) family,  plus
          $5,000 for each Board Meeting attended.  The following compensation is in the aggregate from all investment companies in the complex. Members of the Audit Committee, Nominating Committee and Investments Committee
          receive additional compensation of $2,500 for each meeting. Members of the Corporate Governance Committee receive additional  compensation of
          $1,700 for each meeting.  In addition,  the  chairpersons of the Audit and Nominating  and Corporate  Governance  Committees  each receive an annual  retainer  of  $15,000.  The  chairperson  of  the  Investments
          Committee   receives  an   additional   retainer   of   $10,000.   The
          Lead/Coordinating  Trustee/Director  of  the  Delaware  Investments(R)
          Funds receives an additional retainer of $35,000.

     Each Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held seven meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments(R)  Funds at 2005 Market Street,  Philadelphia,  Pennsylvania 19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held four meetings during the Trust's last fiscal year.

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to  the  Funds  by  the  Manager  as  well  as any sub-advisers;  (ii) review all proposed advisory and sub-advisory agreements for new Funds or proposed  amendments to

                                       22

existing  agreements  and to  recommend  what  action  the  full  Board  and the independent  directors/trustees take regarding the approval of all such proposed arrangements; and (iii) review from time to time reports supplied by the Manager regarding  investment  performance  and  expenses  and  suggest  changes to such reports.  The Investments  Committee  consists of the following four Independent
Trustees: Thomas L. Bennett,  Chairman; Lucinda S. Landreth, Jan L. Yeomans; and
J. Richard  Zecher.  The  Investments  Committee was  established on October 25,
2006.  The  Investments  Committee  did not meet during the Trust's  last fiscal year.

Code of Ethics
     The  Trusts,   the  Manager,   the   Distributor   and  Lincoln   Financial
Distributors,  Inc. (the Funds' financial intermediary  wholesaler) have adopted
Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940
Act, which govern personal securities  transactions.  Under the Codes of Ethics, persons  subject to the Codes are  permitted  to engage in  personal  securities transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Funds have  formally  delegated  to the Manager the ability to make all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds,  the Manager will vote such  proxies  pursuant  to  its  Proxy  Voting  Policies  and  Procedures  (the
"Procedures").  The  Manager  has  established  a Proxy  Voting  Committee  (the
"Committee")  which is responsible  for  overseeing  the Manager's  proxy voting process for the Funds. One of the main  responsibilities  of the Committee is to review and approve the  Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on behalf of the Funds and other  clients  of the  Manager  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the  Funds,  ISS will  create a record of the vote.  By no later  than
August 31 of each year,  information  (if any)  regarding  how the Manager voted proxies  relating to each Fund's portfolio  securities  during the most recently completed 12-month period ended June 30 is available without charge: (i) through the Funds' website at www.delawareinvestments.com; and (ii) on the SEC's website at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are generally  determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

     Because the Funds have delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies which the Manager receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all

                                       23

Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the  Manager is  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Funds.  The  Committee  will then review the proxy voting  materials  and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Funds.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and direction of each Trust's  Board of Trustees.  The Manager also
provides   investment   management   services  to  all  of  the  other  Delaware
Investments(R)  Funds.  Affiliates  of the Manager also manage other  investment accounts.  While investment  decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.
The Manager pays the salaries of all  Trustees,  officers and  employees who are affiliated with both the Manager and the Trusts.

     As of September 30, 2006,  the Manager and its affiliates  within  Delaware
Investments  were  managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company and insurance accounts.  The Manager is a series of Delaware  Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings,  Inc. ("DMH"). DMH is
an indirect subsidiary, and subject to the ultimate control, of Lincoln National
Corporation   ("Lincoln").   Lincoln,   with   headquarters   in   Philadelphia,
Pennsylvania,  is a diversified  organization with operations in many aspects of the financial services industry,  including insurance and investment management.
Delaware Investments is the marketing name for DMH and its subsidiaries.

     Each Fund's Investment  Management  Agreement is dated November 1, 1999 and was approved by the initial  shareholder  on that date.  Each  Agreement  had an initial  term of two  years  and may be  renewed  each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund, and only if the terms and the renewal  thereof have been approved by vote of a majority of the  Trustees of each Fund who are not parties  thereto or interested  persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  Each  Agreement is terminable  without penalty on 60 days' notice by the Trustees of each Fund or by the Manager.  Each
Agreement will terminate automatically in the event of its assignment.

     Under  each  Fund's  Investment  Management  Agreement,  each Fund pays the
Manager a monthly investment  advisory fee equivalent on an annual basis, to the rates set forth below.

--------------------------- ----------------------------------------
Intermediate Fund           0.50% on the first $500 million;
                            0.475% on the next $500 million;
                            0.45% on the next $1.5 billion;
                            0.425% on assets in excess of $2.5
                            billion
--------------------------- ----------------------------------------
USA Fund                    0.55% on the first $500 million;
National High-Yield Fund    0.50% on the next $500 million;
                            0.45% on the next $1.5 billion;
                            0.425% on assets in excess of $2.5 billion
--------------------------- ----------------------------------------

                                       24

     During the past three fiscal years, the Funds paid the following investment management fees:

--------------------- --------------------- --------------------- ---------------------
                      August 31, 2006       August 31, 2005       August 31, 2004
--------------------- --------------------- --------------------- ---------------------
USA Fund              $2,935,497 earned     $2,621,345 earned     $2,714,203 earned
                      $2,416,927 paid       $2,246,041 paid       $2,442,229 paid
                        $518,570 waived       $375,304 waived       $271,974 waived
--------------------- --------------------- --------------------- ---------------------
Intermediate Fund       $925,399 earned       $593,617 earned       $454,402 earned
                        $610,829 paid         $388,697 paid         $325,211 paid
                        $314,570 waived       $204,920 waived       $129,191 waived
--------------------- --------------------- --------------------- ---------------------
National High-Yield     $460,384 earned       $440,612 earned       $443,964 earned
Fund                    $362,114 paid         $378,755 paid         $429,108 paid
                         $98,270 waived        $61,857 waived        $14,856 waived
--------------------- --------------------- --------------------- ---------------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreements, the
Funds are responsible for all of their own expenses. Among others, these include the investment  management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094, serves as the national distributor of each
Trust's  shares  under  a  Distribution   Agreement  dated  May  15,  2003.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell  shares of the  Funds.  See the  Prospectus  for  information  on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting  the  Distributor  or the  Trusts.  The  Distributor  also  serves as national distributor for the other Delaware  Investments(R)  Funds. The Board of
Trustees annually reviews fees paid to the Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net commissions from each Fund on behalf of their  respective Class A Shares,  after re-allowances to dealers, as follows:

         --------------------------------------------------------------------------------
                             USA Fund Class A Shares
         ------------------ -------------------- --------------------- ------------------
                                Amount of          Total Amounts
                              Underwriting         Re-allowed To       Net Commission
         Fiscal Year Ended     Commission             Dealers          to Distributor
         ------------------ -------------------- --------------------- ------------------
         8/31/06                 $201,058           $174,636                $26,422
         8/31/05                  280,431            240,716                 39,715
         8/31/04                  214,241            186,232                 28,009
         ------------------ -------------------- --------------------- ------------------

         --------------------------------------------------------------------------------
                        Intermediate Fund Class A Shares
         ----------------- -------------------- ------------------ ----------------------
                                Amount of          Total Amounts
         Fiscal Year           Underwriting       Re-allowed to         Net Commission
         Ended                 Commission            Dealers            to Distributor
         ----------------- -------------------- ------------------ ----------------------
         8/31/06                 $131,155           $109,146                $21,969
         8/31/05                  158,227            130,683                 27,544
         8/31/04                  122,559            105,504                 17,055
         ----------------- -------------------- ------------------ ----------------------

                                       25

         --------------------------------------------------------------------------------
                     National High-Yield Fund Class A Shares
          ------------- ------------------- --------------------- ------------------------
                            Amount of           Total Amounts
         Fiscal Year      Underwriting          Re-allowed to          Net Commission
         Ended             Commission              Dealers             to Distributor
         ------------- ------------------- --------------------- ------------------------
         8/31/06                 $112,219            $97,306                 $14,913
         8/31/05                   97,958             83,979                  13,979
         8/31/04                   79,210             71,431                   7,779
         ------------- ------------------- --------------------- ------------------------

     During the Funds' last three fiscal years, the Distributor received, in the aggregate,  Limited CDSC payments with respect to Class A Shares of the Funds as follows:

----------------------------------------------------------------------------
                    Limited CDSC Payments for Class A Shares
---------------------- -------------- ------------------ -------------------
                                                               National
Fiscal Year Ended        USA Fund     Intermediate Fund    High-Yield Fund
---------------------- -------------- ------------------ -------------------
8/31/06                    $155                $16                 $83
8/31/05                       0                  0                   0
8/31/04                       0                  0                   0
---------------------- -------------- ------------------ -------------------

     During the Funds' last three fiscal years,  the  Distributor  received CDSC payments with respect to Class B Shares as follows:

---------------------------------------------------------------------------
                     CDSC Payments for Class B Shares
------------------- ---------------- ----------------- --------------------
National
Fiscal Year Ended        USA Fund     Intermediate Fund    High-Yield Fund
------------------- ---------------- ----------------- --------------------
8/31/06                $17,217            $2,061               $9,040
8/31/05                  8,849             3,715                9,403
8/31/04                 36,198            14,272               36,434
------------------- ---------------- ----------------- --------------------

     During the Funds' last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class C Shares of each Fund as follows:

----------------------------------------------------------------
                        CDSC Payments for Class C Shares
------------ -------------- --------------- --------------------
Fiscal Year
Ended          USA Fund     Intermediate Fund   High-Yield Fund
------------ ------------   ----------------   -----------------
8/31/06        $2,419          $1,780                 $670
8/31/05         1,176           1,841                  984
8/31/04           782           3,281                  166
------------ ------------   ----------------   -----------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the  Funds'  financial  intermediary  wholesaler  pursuant  to a Third
Amended  and  Restated  Financial   Intermediary   Distribution  Agreement  (the
"Financial Intermediary Agreement") with the Distributor effective as of January
1, 2006. LFD is primarily  responsible for promoting the sale of the Fund shares through  broker/dealers,  financial advisors and other financial  intermediaries
(collectively,  "Financial  Intermediaries").  The address of LFD is 2001 Market
Street, Philadelphia, PA 19103-7055.  Effective January 1, 2007, the Distributor
shall pay LFD for the actual  expenses  incurred by LFD in performing its duties under the Financial  Intermediary  Agreement as determined by the  Distributor's
monthly  review  of  information   retrieved  from  Lincoln   Financial  Group's
applicable expense management system.  Based on this review, the Distributor may request  that LFD provide  additional  information  describing  its  expenses in detail reasonably acceptable to the Distributor. Additionally, the parties shall agree from time to time to a  mechanism  to  monitor  LFD's  expenses.  The fees associated  with  LFD's  services  to the  Funds are  borne  exclusively  by the
Distributor and not by the Funds.

                                       26

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Funds' shareholder  servicing,  dividend disbursing and transfer agent ( the
"Transfer Agent") pursuant to a Shareholders  Services Agreement dated April 19,
2001. The Transfer  Agent is an indirect  subsidiary of DMH and,  therefore,  of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing  and  transfer  agent for  other  Delaware  Investments(R)Funds.  The
Transfer  Agent  is  paid  a fee by  the  Funds  for  providing  these  services consisting  of an annual per  account  charge of $22.85 for each open and closed account  on its  records  and  each  account  held  on a  sub-accounting  system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by each Fund's Board of Trustees, including a majority of the Independent Trustees.

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants

     Delaware Services Company,  Inc. also provides  accounting  services to the
Funds pursuant to a separate Fund Accounting  Agreement.  Those services include performing  all  functions  related to  calculating  the Funds' net asset  value
("NAV") and providing all financial  reporting services,  regulatory  compliance testing  and other  related  accounting  services.  For its  services,  Delaware
Services  Company,  Inc.  is paid a fee  based  on  total  assets  of all of the
Delaware  Investments(R)  Funds for which it provides such accounting  services.
Such fee is equal to 0.04%  multiplied  by the  total  amount  of  assets in the complex for which Delaware Services Company, Inc. furnishes accounting services.
The fees are charged to each Fund and the other Delaware Investments(R) Funds on an aggregate pro rata basis.

Custodian
     JPMorgan Chase Bank  ("JPMorgan"),  4 Chase Metrotech  Center,  Brooklyn NY
11245, is custodian of USA and Intermediate  Funds'  securities and cash. Mellon
Bank, N.A. ("Mellon"),  One Mellon Center, Pittsburgh, PA 15258, is custodian of
National  High-Yield  Fund.  As  custodians  for the Funds,  JPMorgan and Mellon maintain a separate account or accounts for each respective Fund; receive,  hold and release  portfolio  securities on account of each Fund;  makes  receipts and disbursements  of money on behalf  of each  respective  Fund;  and  collect  and receive  income  and  other  payments  and  distributions  on  account  of  each respective Fund's portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Funds' legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the  portfolio  managers are  primarily  responsible  as of August 31,
2006.

                                       27

---------------------------- ------------- ------------------- --------------------- -------------------
                                                                   No. of Accounts        Total Assets
                                                                       with                in Accounts
                                 No. of       Total Assets      Performance-Based     with Performance-
          Name                  Accounts         Managed               Fees              Based Fees
---------------------------- ------------- ------------------- --------------------- -------------------
JOSEPH R. BAXTER
---------------------------- ------------- ------------------- --------------------- -------------------
Registered Investment             19          $3.6 billion              --                  --
Companies
---------------------------- ------------- ------------------- --------------------- -------------------
Other Pooled Investment
Vehicles                          --               --                   --                  --
---------------------------- ------------- ------------------- --------------------- -------------------
Other Accounts                    28          $1.46 billion             --                  --
----------------------------- ------------- ------------------- ----------------------------------------
ROBERT F. COLLINS
---------------------------- ------------- ------------------- --------------------- -------------------
Registered Investment
Companies                         19          $3.6 billion              --                  --
---------------------------- ------------- ------------------- --------------------- -------------------
Other Pooled Investment
Vehicles                          --               --                   --                  --
---------------------------- ------------- ------------------- --------------------- -------------------
Other Accounts                    28         $1.46 billion              --                  --
---------------------------- ------------- ------------------- --------------------- -------------------

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ. For example, an account or Fund may be  selling a  security,  while  another  account or Fund may be  purchasing  or holding the same security.  As a result,  transactions  executed for one account
may  adversely   affect  the  value  of  securities  held  by  another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts for which the  investment  would be  suitable  may not be able to  participate.  The
Manager has adopted  procedures  designed to allocate  investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio's manager's compensation consists of the following:

     Base Salary.  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus.  Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative  and qualitative  factors.  There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments  is first  determined  by  mathematical  equation  based on all  assets managed (including investment companies,  insurance product-related accounts and other separate  accounts),  management fees and related expenses (including fund waiver  expenses) for registered  investment  companies,  pooled  vehicles,  and managed  separate  accounts.  Generally,  80% of  the  bonus  is  quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus
is  quantitatively   determined.  For  investment  companies,  each  manager  is compensated  according  the Fund's  Lipper  peer group  percentile  ranking on a one-year and three-year basis,  equally weighted.  For managed separate accounts the portfolio  managers are  compensated  according to the composite  percentile ranking against the Frank Russell and Callan Associates  databases on a one-year and three-year basis, with three-year  performance more heavily weighted.  There is no objective  award for a fund that falls below the 50th  percentile over the three-year  period.  There is a sliding scale for investment  companies that are ranked  above the 50th  percentile.  The  remaining  20% portion of the bonus is discretionary  as  determined  by Delaware  Investments  and takes into  account subjective and objective factors, as determined by senior management.

                                       28

     Deferred  Compensation.   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or  "performance  shares," in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on  seniority.  The fair  market  value of the shares is  normally determined  as of each June 30 and December 31.  Shares issued upon the exercise of such  options  must be held for six months and one day,  after which time the shareholder  may put them back to the issuer or the  shares  may be called  back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of August 31, 2006,  Joseph R. Baxter owned 2,215.933 shares of USA Fund and 2,227.551 shares of Intermediate Fund.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects broker/dealers to execute transactions on behalf of the
Funds  for the  purchase  or sale of  portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who will  provide  best  execution  for the  Funds.  Best  execution  refers to many factors,  including  the price paid or received for a security,  the  commission charged,  the promptness and reliability of execution,  the  confidentiality and placement  accorded the order and other factors  affecting  the overall  benefit obtained by the account on the transaction.  Some trades are made on a net basis where the Funds either buy  securities  directly from the dealer or sell them to the dealer. In these instances,  there is no direct commission charged but there is a  spread  (the  difference  between  the buy and  sell  price)  which is the equivalent of a commission.  When a commission is paid, the Funds pay reasonable brokerage  commission  rates  based  upon  the  professional  knowledge  of  the
Manager's  trading   department  as  to  rates  paid  and  charged  for  similar transactions  throughout the securities industry. In some instances, a Fund pays a minimal share  transaction  cost when the transaction  presents no difficulty.
Trades

                                       29

generally  are  made on a net  basis  where a Fund  either  buys  or  sells  the securities  directly from or to a broker,  dealer or bank.  In these  instances, there is no direct  commission  charged  but there is a spread  (the  difference between the ask and bid price) which is the equivalent of a commission.

     During the fiscal years ended August 31, 2004,  2005 and 2006, no brokerage commissions were paid by the Funds.

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Funds' Investment Management  Agreement,  higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and research  services  than to broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such  brokerage  and research  services  may result in the Funds  paying  higher
commissions,   the  Manager   believes  that  the   commissions   paid  to  such
broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers who provide daily portfolio pricing services to each
Fund and to other  Delaware  Investments(R)  Funds.  Subject to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended August 31,  2006,  the Funds did not engage in any  portfolio  transactions  resulting  in  brokerage  commissions  directed to brokers for brokerage and research services.

     As of August  31,  2006,  the Funds  did not hold any  securities  of their regular  broker/dealers,  as defined in Rule 10b-1  under the 1940 Act,  or such broker/dealers' parents.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and each Trust's Board of Trustees that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

                                       30

     Consistent with the National  Association of Securities Dealers,  Inc. (the
"NASD"),  and subject to seeking  best  execution,  the Manager may place orders with  broker/dealers  that have agreed to defray  certain Fund  expenses such as custodian fees.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     Each Trust  currently has  authorized,  and allocated to each Class of each
Fund,  an unlimited  number of shares of  beneficial  interest with no par value allocated to each Class of each Fund.  All shares are, when issued in accordance with each Trust's registration statement (as amended), governing instruments and applicable  law, fully paid and  non-assessable.  Shares do not have  preemptive rights.  All shares of a Fund represent an undivided  proportionate  interest in the assets of such Fund. As a general  matter,  shareholders of Fund Classes may vote only on  matters  affecting  their  respective  Class,  including  the Fund
Classes'  Rule 12b-1  Plans that  relate to the Class of shares  that they hold.
However,  each  Fund's  Class B Shares  may  vote on any  proposal  to  increase materially  the fees to be paid by such Fund under the Rule 12b-1 Plan  relating to its Class A Shares.  Except for the foregoing,  each share Class has the same voting and other rights and preferences as the other Classes of a Fund.  General expenses  of each Fund will be  allocated  on a  pro-rata  basis to the  classes according to asset size,  except that  expenses of the Fund  Classes' Rule 12b-1
Plans will be allocated solely to those classes.

Non-cumulative Voting
     Each Trust's shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of such Trust  voting for the election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

General Information
     Shares of the Funds are offered on a  continuous  basis by the  Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting  the  Distributor or the  applicable  Trust.  Each Trust reserves the right to suspend sales of Fund shares,  and reject any order for the purchase of
Fund shares if in the opinion of management such rejection is in the Fund's best interest. The minimum initial investment generally is $1,000 for Class A Shares,
Class B  Shares  and  Class  C  Shares.  Subsequent  purchases  of such  Classes generally must be at least $100. The initial and subsequent  investment minimums for Class A Shares  will be waived  for  purchases  by  officers,  Trustees  and employees  of  any  Delaware  Investments(R)  Fund,  the  Manager  or any of the
Manager's  affiliates if the purchases are made pursuant to a payroll  deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform
Transfers  to Minors Act and shares  purchased in  connection  with an Automatic
Investing Plan are subject to a minimum  initial  purchase of $250 and a minimum subsequent purchase of $25.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of $100,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

                                       31

     Selling dealers have the  responsibility  of transmitting  orders promptly.
Each Fund  reserves the right to reject any order for the purchase of its shares if in the opinion of management  such rejection is in such Fund's best interest.
If a purchase  is  canceled  because  your  check is  returned  unpaid,  you are responsible for any loss incurred. A Fund can redeem shares from your account(s)
to reimburse  itself for any loss, and you may be restricted  from making future purchases in any Delaware  Investments(R) Funds. Each Fund reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on accounts that, as a result of redemption,  have remained below  the  minimum  stated  account  balance  for a  period  of  three  or more
consecutive  months.   Holders  of  such  accounts  may  be  notified  of  their
insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  Each Fund can redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any Delaware  Investments(R)Fund.  Each Fund  reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates  were previously  issued for Class A Shares of the Funds.  However, purchases  not  involving  the  issuance of  certificates  are  confirmed to the investor and credited to the  shareholder's  account on the books  maintained by the Transfer  Agent.  The investor  will have the same rights of ownership  with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain  limited  circumstances  that are approved  by an  appropriate  officer of the Funds.  No charge is  assessed by a
Trust for any certificate  issued.  The Funds do not intend to issue replacement certificates  for  lost  or  stolen  certificates,  except  in  certain  limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions,

                                       32

including the cost of obtaining a bond covering the lost or stolen  certificate.
Please contact the applicable Trust for further information.  Investors who hold certificates  representing  any of their  shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, Class B and Class C Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares and
Class C Shares permit  investors to choose the method of purchasing  shares that is most suitable for their needs given the amount of their purchase,  the length of time they  expect to hold  their  shares  and other  relevant  circumstances.
Investors should determine whether, given their particular circumstances,  it is more  advantageous to purchase Class A Shares and incur a front-end sales charge and annual  Rule 12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares of USA and  Intermediate  Funds and a maximum of 0.25%  of the  average  daily  net  assets  of  Class A  Shares  of  National
High-Yield  Fund,  or to purchase  either Class B or Class C Shares and have the entire  initial  purchase  amount  invested  in each  Fund  with the  investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are  redeemed  within six years of purchase, and Class C Shares are  subject to a CDSC if the shares are  redeemed  within 12 months of  purchase.  Class B and Class C Shares are each subject to annual Rule
12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the Distributor,  dealers or others for providing personal service and/or  maintaining  shareholder  accounts)  of average  daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter,  be subject to annual Rule 12b-1 Plan  expenses of up to a maximum of 0.25% of average daily net assets of such shares.  Unlike Class B Shares, Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  Classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption.  Financial  advisors may receive different  compensation for selling
Class A Shares,  Class B Shares and Class C Shares.  Investors should understand that the purpose and function of the  respective  Rule 12b-1 Plans and the CDSCs applicable  to Class B Shares  and  Class C Shares  are the same as those of the
12b-1 Plan and the front-end  sales charge  applicable to Class A Shares in that such fees and  charges are used to finance the  distribution  of the  respective
Classes. See "Plans under Rule 12b-1 for the Fund Classes" below.

     Dividends,  if any, paid on Class A Shares, Class B and Class C Shares will be calculated in the same manner,  at the same time and on the same day and will be in the same  amount,  except  that the  amount of Rule  12b-1  Plan  expenses relating  to Class A Shares,  Class B Shares  and  Class C Shares  will be borne exclusively by such shares. See "Determining Offering Price and Net Asset Value"
below.

     Class A  Shares:  Purchases  of  $100,000  or more of Class A Shares at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectus,  and may  include a series of  purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special  Purchase Features - Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  In  addition,  certain  dealers who enter into an  agreement to provide extra training and information on Delaware

                                       33

Investments   products  and   services  and  who  increase   sales  of  Delaware
Investments(R) Funds may receive an additional  commission of up to 0.15% of the offering  price in  connection  with sales of Class A Shares.  Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase  sales.  The  Distributor  should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid.  Participating dealers may be deemed to have additional  responsibilities  under the securities laws.  Dealers who  receive  90% or more of the sales  charge may be deemed to be  underwriters under the 1933 Act.

Dealer's Commission
     As  described in the Fund  Classes'  Prospectus,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments(R) Funds as to which a Limited CDSC applies (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption  and Exchange"  below) may be  aggregated  with those of the Class A
Shares of the  applicable  Fund.  Financial  advisors also may be eligible for a dealer's  commission in connection with certain purchases made under a Letter of
Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor  concerning the  applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware  Investments(R)  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Deferred Sales Charge Alternative  -- Class B Shares
     Class B Shares may be  purchased  at net asset  value  without a  front-end sales  charge  and,  as a result,  the full  amount of the  investor's  purchase payment will be invested in Fund shares. The Distributor  currently  compensates dealers or brokers for  selling  Class B Shares of USA and  National  High-Yield
Funds at the time of purchase  from its own assets in an amount equal to no more than 4.00% of the dollar amount  purchased.  Such payments for Class B Shares of
Intermediate  Fund are  currently in an amount  equal to no more than 2.00%.  In addition,  from time to time,  upon written  notice to all of its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may pay additional  compensation  to dealers or brokers for selling
Class B Shares at the time of purchase.

     Proceeds  from the CDSC and the annual  Rule 12b-1 Plan fees,  if any,  are paid to the  Distributor  and  others for  providing  distribution  and  related services,  and bearing related expenses,  in connection with the sale of Class B
Shares.  These payments support the compensation  paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B
Rule 12b-1 Plan may be in an amount  equal to no more than 1.00%  annually.  The combination  of the  CDSC and the  proceeds  of the  12b-1  Plan  fees  makes it possible for a Fund to sell Class B Shares without  deducting a front-end  sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See "Redemption and Exchange" below.

Automatic Conversion of Class B Shares
     Class B Shares of USA and  National  High-Yield  Funds,  other than  shares acquired through reinvestment of dividends,  held for eight years after purchase are eligible for  automatic  conversion  into Class A Shares.  Class B Shares of
Intermediate Fund, other than shares acquired through reinvestment of dividends, held for five years after  purchase are eligible for automatic  conversion  into
Class A Shares.  Conversions  of Class B Shares  into Class A Shares  will occur only four times in any calendar  year, on the 18th business day or next business day of March, June,  September and December

                                       34

(each, a "Conversion Date"). If, as applicable,  the eighth or fifth anniversary after a purchase of Class B Shares falls on a  Conversion  Date,  an  investor's
Class B Shares  will be  converted  on that  date.  If such  anniversary  occurs between  Conversion Dates, an investor's Class B Shares will be converted on the next Conversion  Date after the  anniversary.  Consequently,  if a shareholder's anniversary falls on the day after a Conversion Date, that shareholder will have to hold  Class  B  Shares  for as long as  three  additional  months  after,  as applicable,  the eighth or fifth  anniversary of purchase before the shares will automatically convert into Class A Shares. Investors are reminded that the Class
A Shares into which Class B Shares  will  convert are subject to ongoing  annual
12b-1 Plan expenses to the maximum limits noted above.

     Class B Shares of a fund acquired  through a reinvestment of dividends will convert  to the  corresponding  Class A Shares of that fund (or,  in the case of
Delaware Group Cash Reserve,  the Delaware Cash Reserve Fund  Consultant  Class)
pro-rata  with  Class B  Shares  of that  fund  not  acquired  through  dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal  income tax purposes.  You should consult your tax adviser regarding  the state and local tax  consequences  of the  conversion  of Class B
Shares to Class A Shares, or any other conversion or exchange of shares.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an amount  equal to no more than 1.00% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the  CDSC and the  annual  12b-1  Plan  fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans Under Rule 12b-1
     Pursuant  to Rule 12b-1  under the 1940 Act,  each Trust has adopted a plan for each of the Fund Classes (the "Plans").  Each Plan permits the relevant Fund to pay for certain  distribution,  promotional and related expenses  involved in the marketing of only the class of shares to which the Plan applies.

     The Plans permit the Funds,  pursuant to their Distribution  Agreement,  to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services and expenses in distributing  and promoting sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to brokers,  dealers and others.  In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars,  conferences and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes.

     In  addition,  each Fund may make  payments  out of the  assets of the Fund
Classes'  Shares  directly to other  unaffiliated  parties,  such as banks,  who either aid in the distribution of shares, or provide services to, such classes.

                                       35

     Effective June 1, 1992,  Delaware  Group Tax-Free  Fund's Board of Trustees
has  determined  that the  annual  fee,  payable on a monthly  basis,  under the separate  Plans relating to USA Fund Class A Shares will be equal to the sum of:
(i) the amount  obtained by  multiplying  0.30% by the average  daily net assets represented by Class A Shares of the Fund that were acquired by  shareholders on or after June 1, 1992; and (ii) the amount obtained by multiplying  0.10% by the average  daily net  assets  represented  by Class A Shares of the Fund that were acquired before June 1, 1992. While this is the method for calculating the 12b-1 expenses to be paid by the USA Fund Class A Shares, the fee is a Class A Shares'
expense so that all  shareholders  of Class A Shares of the Fund  regardless  of when they  purchased  their shares will bear 12b-1 expenses at the same rate. As
Class A Shares of the Fund are sold on or after June 1, 1992,  the initial  rate of at least 0.10% will  increase over time.  Thus, as the  proportion of Class A
Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to
June 1, 1992  increases,  the expenses  attributable to payments under the Plans will also  increase  (but will not exceed  0.30% of average  daily net  assets).
While this  describes the current basis for  calculating  the fees which will be payable  under the Plans with  respect  to USA Fund  Class A Shares,  such Plans permit  a full  0.30%  on all  Class A  Shares'  assets  to be paid at any  time following appropriate Board approval.  The Distributors' fee limitations for the
USA Fund Class A Shares  apply only to shares  acquired on or after June 1, 1992 in calculating the blended rated.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Subject to seeking best execution,  a Fund may, from time to time, buy or sell portfolio  securities from or to firms which receive  payments under the
Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by each  Trust's  Board  of  Trustees,  including  a  majority  of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans  and the  Distribution  Agreements,  by a vote cast in person at a meeting duly  called  for the  purpose  of  voting  on the  Plans  and such  Agreements.
Continuation of the Plans and the Distribution  Agreements,  as amended, must be approved  annually  by each  Trust's  Board of  Trustees  in the same  manner as specified above.

     Each  year,   each  Trust's  Board  of  Trustees  must  determine   whether
continuation  of the Plans is in the best interest of  shareholders  of the Fund
Classes  and that there is a  reasonable  likelihood  of each Plan  providing  a benefit to its respective Fund Class. The Plans and the Distribution Agreements,
as amended,  may be terminated  with respect to a Fund Class at any time without penalty by a majority  of  Independent  Trustees  who have no direct or indirect financial  interest  in the  Plans  and  the  Distribution  Agreements,  or by a
majority vote of the relevant Fund Class'  outstanding  voting  securities.  Any amendment  materially  increasing  the  percentage  payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class'  outstanding voting  securities,  as well as by a majority vote of  Independent  Trustees who have no direct  or  indirect  financial  interest  in the Plans or  Distribution
Agreements.  With respect to the Funds' Class A Plans, any material  increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Funds' respective Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent Trustees who have no direct or indirect  financial  interest  in  the  Plans  or  Distribution  Agreements.  In addition,  in order  for the  Plans  to  remain  effective,  the  selection  and nomination  of  Independent  Trustees  must be effected by the  Trustees who are
Independent  Trustees and who have no direct or indirect  financial  interest in the Plans or Distribution Agreements.  Persons authorized to make payments under the Plans  must  provide  written  reports at least  quarterly  to each Board of
Trustees for their review.

     For the fiscal year ended August 31, 2006,  Rule 12b-1 Plan  payments  from the Fund  Classes of each Fund are shown  below.  Such amounts were used for the following purposes:

                                       36

------------------------------------ -----------------------------------
                                                  USA Fund
------------------------------------ ------------------------------------
                                         Class A     Class B    Class C
------------------------------------ ------------ ----------- ----------
Advertising                                   --          --       $158
------------------------------------ ------------ ----------- ----------
Annual/Semiannual Reports                 $4,000        $205         --
------------------------------------ ------------ ----------- ----------
Broker Trails                         $1,151,931     $38,194    $62,185
------------------------------------ ------------ ----------- ----------
Broker Sales Charges                          --     $80,925    $20,698
------------------------------------ ------------ ----------- ----------
Interest on Broker Sales Charges              --     $17,458        $43
------------------------------------ ------------ ----------- ----------
Commissions to Wholesalers                $7,274          --         --
------------------------------------ ------------ ----------- ----------
Promotional-Other                        $10,115        $174         --
------------------------------------ ------------ ----------- ----------
Prospectus Printing                      $16,057          $9         --
------------------------------------ ------------ ----------- ----------
Wholesaler Expenses                      $11,203      $6,614         --
------------------------------------ ------------ ----------- ----------
Total                                 $1,200,580    $143,579    $83,084
------------------------------------ ------------ ----------- ----------

------------------------------------ -----------------------------------
                                              Intermediate Fund
------------------------------------ -----------------------------------
                                         Class A     Class B    Class C
------------------------------------ ------------ ----------- ----------
Advertising                                   --          --         --
------------------------------------ ------------ ----------- ----------
Annual/Semiannual Reports                   $295        $217       $421
------------------------------------ ------------ ----------- ----------
Broker Trails                           $235,362      $3,895   $200,154
------------------------------------ ------------ ----------- ----------
Broker Sales Charges                          --      $8,018    $80,399
------------------------------------ ------------ ----------- ----------
Interest on Broker Sales Charges              --        $687     $5,931
------------------------------------ ------------ ----------- ----------
Commissions to Wholesalers                $1,404          --     $2,962
------------------------------------ ------------ ----------- ----------
Promotional-Other                           $269        $213         --
------------------------------------ ------------ ----------- ----------
Prospectus Printing                         $145        $166       $427
------------------------------------ ------------ ----------- ----------
Wholesaler Expenses                           --      $2,743     $1,573
------------------------------------ ------------ ----------- ----------
Total                                   $237,475     $15,939   $291,867
------------------------------------ ------------ ----------- ----------

------------------------------------  ----------------------------------
                                       National High-Yield Fund
------------------------------------  ----------------------------------
                                         Class A     Class B    Class C
------------------------------------  -----------  --------- -----------
Advertising                                   --          --       $114
------------------------------------  -----------  --------- -----------
Annual/Semiannual Reports                   $476        $181       $215
------------------------------------  -----------  --------- -----------
Broker Trails                           $163,972     $28,501    $41,273
------------------------------------  -----------  --------- -----------
Broker Sales Charges                          --     $69,859    $14,758
------------------------------------  ----------- --------- ------------
Interest on Broker Sales Charges              --      $6,070    $41,273
------------------------------------  -----------  --------- -----------
Commissions to Wholesalers                    --          --         --
------------------------------------  -----------  --------- -----------
Promotional-Other                           $910        $446       $120
------------------------------------  -----------  --------- -----------
Prospectus Printing                       $1,364         $99       $128
------------------------------------  -----------  --------- -----------
Wholesaler Expenses                       $1,162      $6,018     $2,092
------------------------------------  ----------- --------- ------------
Total                                   $168,470    $111,174    $58,700
------------------------------------  ----------- --------- ------------

Other Payments to Dealers -- Class A Shares, Class B Shares and Class C Shares
     The Distributor, LFD and their affiliates may pay compensation at their own expense  and not as an expense  of the  Funds,  to  affiliated  or  unaffiliated brokers, dealers or other financial intermediaries ("Financial  Intermediaries")
in  connection  with the sale or  retention  of Fund shares  and/or  shareholder servicing  ("distribution  assistance").  For example,  the  Distributor may pay additional  compensation  to  Financial  Intermediaries  for  various  purposes, including,  but not limited to,  promoting the sale of Fund shares,  maintaining
share  balances  and/or  for   sub-accounting,   administrative  or  shareholder
processing services,  marketing and educational support and ticket charges. Such payments are in addition to any distribution  fees, service fees and/or transfer agency fees that may be payable by the Funds.  The  additional  payments  may be based on factors,  including level of sales (based on gross or net sales or some specified  minimum sales or some other similar  criteria related to sales of the
Funds and/or some or all other Delaware  Investments(R) Funds), amount of assets invested by the Financial  Intermediary's customers (which could include current or aged  assets of the Funds  and/or some or all other  Delaware  Investments(R)
Funds),  the Funds'  advisory  fees,  some other  agreed upon  amount,  or other measures as determined from time to time by the Distributor.

     A significant  purpose of these payments is to increase sales of the Funds'
shares.  The Funds' Manager or its affiliates may benefit from the Distributor's or LFD's payment of compensation to Financial  Intermediaries  through increased fees resulting from additional  assets acquired  through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features -- Class A Shares
     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares

                                       37

intended to be purchased  until such  purchase is completed  within the 13-month period.  Until  January 1, 2007, a letter of  intention  may be dated to include shares  purchased  up to 90 days  prior to the date the Letter of  Intention  is signed;  effective January 1, 2007, the Funds will no longer accept  retroactive letters of  intention.  The 13-month  period  begins on the date of the earliest purchase.  If the intended  investment is not completed,  except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end  sales charge on Class A Shares  purchased at the reduced rate and the front-end sales charge otherwise  applicable to the total shares  purchased.  If such payment is not made within 20 days following the expiration of the 13-month period,  the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such  purchasers may include the values (at offering price at the level designated in their Letter of
Intention) of all their shares of the Funds and of any class of any of the other
Delaware Investments(R) Funds previously purchased and still held as of the date of their Letter of Intention  toward the  completion  of such Letter,  except as described  below.  Those  purchasers  cannot include shares that did not carry a front-end  sales  charge,  CDSC or Limited CDSC,  unless the purchaser  acquired those shares  through an exchange from a Delaware  Investments(R)  Fund that did carry a front-end sales charge, CDSC or Limited CDSC. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C
Shares of the Funds and the  corresponding  classes of shares of other  Delaware
Investments(R)  Funds  which offer such  shares may be  aggregated  with Class A
Shares of the Funds and the corresponding  class of shares of the other Delaware
Investments(R) Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments(R)  Funds that are offered with a front-end  sales charge,
CDSC or Limited  CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to  adjust  the  signed  Letter  of  Intention  based  on this  acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer  Agent.  If actual  investments  exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without  completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under  management at that time.  Employers may also include the value (at offering  price at the level  designated  in their Letter of  Intention)  of all their  shares  intended for  purchase  that are offered  with a front-end  sales charge,  CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Funds and other  Delaware  Investments(R)  Funds which  offer  corresponding classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments(R)  Funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares,  Class B Shares and Class C Shares,  as
well as shares of any other  class of any of the other  Delaware  Investments(R)
Funds which offer such classes  (except  shares of any  Delaware  Investments(R)
Fund which do not carry a front-end sales charge, CDSC or Limited CDSC). If, for example,  any such  purchaser has  previously  purchased and still holds Class A
Shares of a Fund  and/or  shares of any other of the  classes  described  in the previous sentence with a value of $40,000 and subsequently  purchases $10,000 at offering price of

                                       38

additional  shares of Class A Shares of the Fund,  the charge  applicable to the
$10,000 purchase would currently be 4.75%. For the purpose of this  calculation, the shares  presently  held shall be valued at the  public  offering  price that would have been in effect had the shares been purchased  simultaneously with the current purchase. Investors should refer to the table of sales charges for Class
A Shares in the Fund Classes'  Prospectus to determine the  applicability of the
Right of Accumulation to their particular circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares  of the  Funds  who  redeem  such  shares  have one year from the date of redemption  to  reinvest  all or part of their  redemption  proceeds in the same
Class  of the  Funds  or in  the  same  Class  of  any  of  the  other  Delaware
Investments(R)  Funds. In the case of Class A Shares,  the reinvestment will not be  assessed a  front-end  sales  charge and in the case of Class B Shares,  the amount of the CDSC  previously  charged on the redemption  will be reimbursed by the Distributor.  The reinvestment will be subject to applicable eligibility and minimum  purchase  requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the  redemption  of the shares  triggered  the payment of a Limited  CDSC.
Persons investing  redemption  proceeds from direct  investments in the Delaware
Investments(R)  Funds, offered without a front-end sales charge will be required to pay  the  applicable  sales  charge  when  purchasing  Class  A  Shares.  The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemptions  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment  directed to a Delaware  Investments(R)  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware  Investments(R) Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus contains more complete information about the Delaware  Investments(R)
Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Funds'  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. A confirmation of each dividend payment from net investment  income and of distributions  from  realized  securities  profits,  if any,  will be  mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which

                                       39

shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent  purchase  requirements  set forth in the Prospectus and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares and Class C Shares at the NAV, at the end of the day of receipt.  A reinvestment plan may be  terminated  at any time.  This plan  does not  assure a profit  nor protect against depreciation in a declining market.

Reinvestment of Dividends in other Delaware Investments(R) Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest   dividends   and/or   distributions  in  any  of  the  other  Delaware
Investments(R)  Funds,  including the Funds, in states where their shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments(R)  Funds may be  invested  in shares of the Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares.  Dividends  from Class B Shares may only be directed to other Class B Shares and  dividends  from Class C Shares may only be directed to other Class C Shares.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R) Fund, you may write and authorize an exchange of part or all of your investment into shares of the  Funds.  If you wish to open an account by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Funds'  Prospectus.  See  "Redemption  and Exchange" below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in Class A Shares,  Class B Shares or Class C Shares,  through an agent bank, pre-authorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security,  veterans'  pension or compensation  benefits,  federal salaries,  Railroad Retirement benefits,  private payroll checks, dividends, and disability or pension fund  benefits.  It also  eliminates the  possibility  and inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

                                       40

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On Demand.  When you  authorize  the Funds to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R) Funds. Shareholders  of the Fund  Classes  may elect to invest  in one or more of the other  Delaware  Investments(R) Funds through  the
Wealth Builder Option.  If in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and  invested  automatically  into other Delaware  Investments(R) Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectus.  The  investment  will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

Asset Planner
     The Funds previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service Center at 800 523-1918 if you have any questions regarding this service.

                                       41

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares  and Class C Shares  are  effected  at the NAV per share  next calculated after receipt of the order by the Funds, their agent or certain other authorized  persons.  See  "Distributor"  under  "Investment  Advisor  and Other
Service  Providers"  above.  Selling dealers are  responsible  for  transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is normally 4 p.m.,  Eastern time, on days when the NYSE is open for business.  The
NYSE is scheduled to be open Monday  through  Friday  throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther
King, Jr.'s Birthday,  Presidents' Day, Good Friday,  Memorial Day, Independence
Day, Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining  each  Fund's  total net  assets,  U.S.  government  and other  debt securities  are  valued  at the mean  between  the last  reported  bid and asked prices.  Options are valued at the last reported sales price or, if no sales are reported,  at the mean  between  bid and asked  prices.  Short-term  investments having  remaining  maturities  of 60 days or less are valued at amortized  cost, which approximates market value.  Non-exchange traded options are valued at fair value using a mathematical  model.  For all other  securities and for securities whose closing prices are not readily  available,  we use methods approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The NAVs of all  outstanding  shares of each Class of a Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in that Fund represented by the value of shares of that Class. All income earned and expenses  incurred by a Fund, will be borne on a pro-rata  basis by each  outstanding  share of a Class,  based on each  Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, while the Fund  Classes  will bear the Rule 12b-1 Plan  expenses  payable  under their  respective  Plans.  Due to the specific  distribution  expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after a Fund  receives  your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next business  day. See the Funds'  Prospectus.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain  redemptions  from retirement plan accounts,  a Fund will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B and Class C Shares, and, if applicable,  the Limited CDSC in the case of
Class A Shares and tender to the shareholder the requested amount,  assuming the shareholder  holds enough shares in his or her account for the  redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.
Redemption

                                       42

proceeds will be distributed  promptly,  as described  below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds.  Exchange instructions  and  redemption  requests  must be signed by the  record  owner(s)
exactly  as the  shares  are  registered.  You may  request a  redemption  or an exchange by calling the  Shareholder  Service Center at 800 523-1918.  Each Fund
may suspend,  terminate,  or amend the terms of the exchange  privilege  upon 60 days' written notice to shareholders.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Manager and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written  or  telephone  redemption  request  or delay  payment  of  redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds  fairly to value  their  assets,  or in the event that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

                                       43

     The value of a Fund's  investments  is subject to changing  market  prices.
Thus,  a  shareholder  reselling  shares to a Fund may sustain  either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares are  subject to CDSCs as  described  under  "Contingent  Deferred
Sales  Charge - Class B Shares  and Class C Shares"  under  "Purchasing  Shares"
above and in the Fund Classes'  Prospectus.  Except for the  applicable  CDSC or
Limited CDSC and, with respect to the expedited  payment by wire described below for which,  in the case of the Fund  Classes,  there may be a bank wiring  cost, neither  the  Funds  nor  the  Distributor  charge  a  fee  for  redemptions  or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original Shares") for shares of other Delaware  Investments(R)  Funds (in each case,  "New Shares") in a permitted  exchange will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as described  in this Part B. In an exchange of Class B Shares,  a Fund's
CDSC  schedule may be higher than the CDSC  schedule  relating to the New Shares acquired as a result of the  exchange.  For purposes of computing  the CDSC that may be payable upon a disposition of the New Shares,  the period of time that an investor  held  the  Original  Shares  is added to the  period  of time  that an investor  held the New Shares.  With  respect to Class B Shares,  the  automatic conversion  schedule of the  Original  Shares may be longer than that of the New
Shares.  Consequently,  an  investment  in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to a Fund's Class B Shares for a longer period of time than if the investment in New Shares were made directly.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other Class
A Shares, but may not exchange their Class A Shares for Class B Shares,  Class C
Shares or Class R Shares of the  Funds or of any other  Delaware  Investments(R)
Fund.  Holders of Class B Shares of a Fund are permitted to exchange all or part
of  their  Class  B  Shares   only  into  Class  B  Shares  of  other   Delaware
Investments(R)  Fund.  Similarly,  holders  of Class C Shares  of the  Funds are permitted  to  exchange  all or part of their  Class C Shares  only into Class C
Shares of any other Delaware  Investments(R)  Fund. Class B Shares of a Fund and
Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares,  the  automatic  conversion  schedule of the fund from which the exchange is made.  The holding period of Class B Shares of a
Fund  acquired  by  exchange  will be  added  to that of the  shares  that  were exchanged for purposes of determining the time of the automatic  conversion into
Class A  Shares  of the  Funds.  Holders  of  Class R Shares  of the  Funds  are
permitted  to  exchange  all or part of their  Class R Shares  only into Class R
Shares of other  Delaware  Investments(R)  Funds  or, if Class R Shares  are not
available for a particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares will be made  without the  imposition  of a CDSC by the
Delaware  Investments(R)  Fund from which the exchange is being made at the time of the exchange.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

                                       44

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern  of market  timing in any  Delaware  Investments(R)  Fund to be a market timer.

     Market timing of a Delaware  Investments(R)Fund  occurs when investors make consecutive rapid short-term  "roundtrips," or in other words,  purchases into a
Delaware Investments (R)Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware Investments(R) Fund within the same calendar quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Small Accounts
     Before a Fund involuntarily  redeems shares from an account that, under the circumstances  noted in the  Prospectus,  has remained  below the minimum amount described  in the  Prospectus  and sends the  proceeds to the  shareholder,  the shareholder  will be  notified  in  writing  that the value of the shares in the account is less than the  required  minimum and will be allowed 60 days from the date of notice to make an additional  investment  to meet the required  minimum.
Any redemption in an inactive account  established with a minimum investment may trigger  mandatory  redemption.  No CDSC  or  Limited  CDSC  will  apply  to the redemptions described in this paragraph.

Written Redemption
     You can write to the Funds at P.O. Box 219656,  Kansas City,  MO 64121-9656
to redeem some or all of your  shares.  The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than
$100,000, or when the proceeds are not sent to the shareholder(s) at the address of record,  the Funds  require a  signature  by all owners of the  account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial  bank,  a  trust  company  or  a  member  of  a  Securities  Transfer
Association Medallion Program ("STAMP").  Each Fund reserves the right to reject a  signature  guarantee  supplied  by  an  eligible  institution  based  on  its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good  order.  Certificates  generally  are no longer  issued for Class A Shares.
Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
     You may also  write to the Funds  (at P.O.  Box  219656,  Kansas  City,  MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R) Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you hold your  Class A Shares in  certificate  form,  you may redeem or exchange only by written request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the Funds in which you have your  account in

                                       45

writing  that you do not wish to have such  services  available  with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

     Telephone  Exchange:  The Telephone  Exchange  feature is a convenient  and efficient way to adjust your investment holdings as your liquidity  requirements and investment  objectives  change.  You or your investment dealer of record can exchange  your shares into other  Delaware  Investments(R)  Funds under the same registration,  subject to the same conditions and limitations as other exchanges noted above.  As with the written  exchange  service,  telephone  exchanges  are subject  to the  requirements  of  the  Funds,  as  described  above.  Telephone exchanges may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received by telephone and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using MoneyLine(SM) On Demand.  When you  authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000  maximum limit for MoneyLine(SM) On Demand transactions. For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

                                       46

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Funds  do  not  recommend  any  specific  amount  of  withdrawal.  This  is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for the  investments  made  through  qualified  retirement  plans.  Shares purchased with the initial investment and through reinvestment of cash dividends
and  realized   securities  profits   distributions  will  be  credited  to  the
shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third business day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments(R) Funds or is investing in Delaware  Investments(R) Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a  dealer's  commission  has  been  paid on that  purchase.  The applicable  Limited  CDSC for  Class A Shares  and CDSC for Class B and C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all redemptions under the Plan will be subjected to the applicable
CDSC,  including an assessment for previously  redeemed  amounts under the Plan.
Whether  a waiver  of the CDSC is  available  or not,  the  first  shares  to be redeemed for each  Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired  through  the  reinvestment  of  distributions.  See the Fund  Classes'
Prospectus for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank account through the  MoneyLine(SM)  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not

                                       47

identical  to the name and  address  on your  Fund  account,  you must have your signature guaranteed.  The Funds do not charge a fee for this service;  however, your bank may charge a fee. This service is not available for retirement plans.

     Shareholders  should  consult  with their  financial  advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware  Investments(R)  Fund and, in the event of an  exchange  of  Class A  Shares,  the  "NAV of such  shares  at the time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another  Delaware  Investments(R)  Fund will not trigger the  imposition  of the
Limited CDSC at the time of such exchange.  The period a shareholder owns shares into  which  Class A Shares are  exchanged  will count  towards  satisfying  the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied  irrespective of whether the redemption  triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes'  Prospectus for instances in which the Limited
CDSC  applicable  to Class A Shares  and the CDSCs  applicable  to Class B and C
Shares may be waived.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS
     Each Fund will normally declare all its net investment income, if any, on a daily basis and distribute, as dividends,  monthly. Net investment income earned on days when the Funds are not open will be  declared  as a dividend on the next business day. Any net realized capital gains will be distributed once each year, and may be distributed  more  frequently,  if necessary,  to reduce or eliminate excise or income taxes on the Fund.  Such  distributions  will be  reinvested in shares, unless the shareholder elects to receive them in cash. Shareholders will receive a  quarterly  statement  showing a  Class's  dividends  paid and all the transactions made during the period.

                                       48

     Payment by check of cash dividends  will  ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net  investment  income  for each  Fund  will be  determined  at the time the offering  price and net asset value are  determined  (see  Determining  Offering
Price and Net Asset Value) and shall include  investment  income  accrued by the respective  Fund,  less the estimated  expenses of that Fund incurred  since the last  determination  of  net  asset  value.  Gross  investment  income  consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last  determination.  The dividend declared, as  noted  above,  will be  deducted  immediately  before  the net  asset  value calculation is made.

     Purchases of Fund shares by wire begin  earning  dividends  when  converted into Federal Funds and available for investment,  normally the next business day after  receipt.  However,  if a Fund is given prior notice of Federal Funds wire and  an  acceptable  written  guarantee  of  timely  receipt  from  an  investor satisfying  such  Fund's  credit  policies,  the  purchase  will  start  earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable  financial  condition and credit history in the sole  discretion  of that Fund.  The Funds  reserve the right to terminate  this option at any time. Purchases by check earn dividends upon conversion to Federal
Funds, normally one business day after receipt.

     Dividend distributions are automatically reinvested in additional shares of the paying Fund at net asset value on the ex-dividend  date,  unless an election to receive  dividends in cash has been made.  Dividend payments of $1.00 or less will be automatically  reinvested,  notwithstanding a shareholder's  election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving  dividends in cash again. If a shareholder  redeems an entire account, all  dividends  accrued to the time of the  withdrawal  will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

     If you  elect to take your  dividends  and  distributions  in cash and such dividends and  distributions are in an amount of $25 or more, you may choose the
MoneyLineSM Direct Deposit Service and have such payments  transferred from your
Fund account to your predesignated  bank account.  This service is not available for  certain  retirement  plans.  It may take up to four  business  days for the transactions  to be completed.  You can initiate either service by completing an
Account  Services form. If your name and address on your designated bank account are not  identical to the name and address on your Fund  account,  you must have your  signature  guaranteed.  The Funds do not charge a fee for any  MoneyLineSM
Service;  however,  your  bank may  charge a fee.  Please  call the  Shareholder
Service Center for additional information about these services.

     Any check in payment of  dividends or other  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  net asset value and the  dividend  option may be changed from cash to reinvest.  A Fund may deduct from a  shareholder's  account the costs of such Fund's effort to locate a shareholder if a  shareholder's  mail is returned by the United States Post Office or such Fund is otherwise  unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

     Each Fund calculates  income dividends and capital gain  distributions  the same way for each  class.  The  amount of any  income  dividends  per share will differ,  however,  generally  due to any  differences  in the  distribution  and service  (Rule  12b-1) fees  applicable  to the  classes.  Each Class will share proportionately  in the

                                       49

investment  income and  expenses  of its  respective  Fund,  except that Class A
Shares,  Class B Shares and Class C Shares  alone will incur  distribution  fees under their respective 12b-1 Plan.

TAXES
Distributions of Net Investment Income - in general.
     Each  Fund  receives  income  generally  in the  form  of  interest  on its investments.  This income,  less  expenses  incurred in the operation of a Fund, constitutes the Fund's net investment  income from which  dividends,  consisting generally of either exempt-interest or taxable income, may be paid to you.

Exempt-Interest Dividends.
     By meeting  certain  requirements  of the Code,  each Fund qualifies to pay exempt-interest  dividends to  shareholders.  These  dividends  are derived from interest  income exempt from regular  federal income tax, and are not subject to regular federal income tax when they are paid to  shareholders.  Exempt-interest dividends that are excluded from federal taxable income, may still be subject to federal  alternative  minimum tax. See the  discussion  below under the heading,
"Alternative Minimum Tax."

     For   shareholders   who  are  recipients  of  Social  Security   benefits,
exempt-interest  dividends are includable in computing  "modified adjusted gross income" for purposes of determining the amount of Social Security  benefits,  if any,  that is required to be included  in gross  income.  The maximum  amount of
Social Security benefits that may be included in gross income is 85%.

Dividends from Taxable Income.
     Each Fund may earn taxable income from many sources,  including income from temporary  investments,  discount from stripped  obligations  or their  coupons, income from securities loans or other taxable transactions,  and ordinary income from the sale of  market  discount  bonds.  If you are a taxable  investor,  any distributions  by a Fund from such  income  will be taxable  to you as  ordinary income, whether you receive them in cash or in additional shares.

Capital Gain Distributions.
     A Fund may derive  capital gain and loss in connection  with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term  capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions  paid from the excess of net long-term capital  gain  over  net  short-term  capital  gain  will be  taxable  to you as long-term  capital  gain,  regardless of how long you have held your shares in a
Fund.  Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year, and may be  distributed  more  frequently,  if  necessary,  in  order to  reduce  or eliminate federal excise or income taxes on the Fund.

Returns of Capital.
     If a Fund's  distributions  exceed its  taxable  income and  capital  gains realized  during a taxable year, all or a portion of the  distributions  made in the  same  taxable  year  may be  recharacterized  as a  return  of  capital  to shareholders.  A return of capital  distribution  will generally not be taxable, but will reduce each  shareholder's  cost basis in a Fund and result in a higher reported  capital gain or lower reported capital loss when those shares on which the  distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

                                       50

Information on the Amount and Tax Character of Distributions.
     The Funds will inform you of the amount and character of your distributions at the time  they  are  paid,  and will  advise  you of the tax  status  of such distributions  for federal  income tax purposes  shortly after the close of each calendar year,  including the portion of the  distributions  that on average are
comprised  of  exempt-interest   income,  taxable  income  and  the  portion  of
exempt-interest  income  that is a tax  preference  item  when  determining  the alternative  minimum  tax. If you have not held Fund  shares for a full year,  a
Fund may designate and  distribute to you, as  exempt-interest  income,  taxable income, or capital gains, and in the case of non-U.S.  shareholders,  a Fund may further  designate and distribute as  interest-related  dividends and short-term capital  gain  dividends,  a  percentage  of income that may not be equal to the actual amount of this type of income earned during the period of your investment
in  the  Fund.  Taxable  distributions   declared  by  a  Fund  in  December  to
shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company.
     Each Fund has  elected,  or intends to elect,  to be treated as a regulated investment  company under Subchapter M of Code, and intends to so qualify during the current  fiscal year. As a regulated  investment  company,  a Fund generally pays no federal  income tax on the income and gain it  distributes  to you.  The
Board of Trustees  reserves the right not to  distribute a Fund's net  long-term capital  gain or not to  maintain  the  qualification  of a Fund as a  regulated investment  company if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained,  a Fund would be taxed on the gain,  and  shareholders  would be notified  that they are  entitled to a credit or refund  for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as  dividend  income to the  extent of such  Fund's  earnings  and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirements.
     As a regulated investment company,  each Fund is required to distribute its income and gains on a calendar year basis,  regardless of the Fund's fiscal year end as follows:

                                       51

     Required distributions.  To avoid federal excise taxes, the Code requires a
Fund to  distribute  to you by  December  31 of each  year,  at a  minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Funds intend to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Post  October  losses.  Because  the  periods  for  measuring  a  regulated investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions for that calendar year. Accordingly,  a Fund is permitted to elect to treat net capital losses realized  between November 1 and its fiscal year end
("post-October loss") as occurring on the first day of the following tax year.

Sales or Exchanges of Fund shares.
     Sales,  exchanges,  and redemptions (including redemptions in kind) of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you  realize  will be  capital  gain or loss,  and will be long-term  or  short-term,  generally  depending  on how long you have held your shares.

     Sales at a loss within six months of purchase. If you sell or exchange Fund shares that you owned for six months or less:

     o    any loss incurred is  disallowed to the extent of any  exempt-interest dividends paid to you on your shares, and

     o    any  remaining  loss is treated  as a  long-term  capital  loss to the extent of any long-term capital gains distributed to you by a Fund.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis - Class A Shares only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

     o    In your original purchase of Fund shares,  you received a reinvestment right (the right to reinvest your sales  proceeds at a reduced or with no sales charge), and

                                       52

     o    You sell some or all of your  original  shares within 90 days of their purchase, and

     o    You reinvest the sales  proceeds in the Fund or in another Fund of the
          Trust,  and the sales charge that would  otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     Conversion of Class B Shares into Class A Shares. The automatic  conversion of Class B Shares  into Class A Shares at the end of  approximately  eight years after  purchase will be tax-free for federal  income tax purposes.  Shareholders should consult their tax advisers regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

U.S. Government Obligations.
     Income earned on certain U.S.  government  obligations is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant tax-free  status  to  dividends  paid to you  from  interest  earned  on  direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a
Fund in certain other obligations, such as repurchase agreements, collateralized by U.S.  government  obligations  commercial  paper  and  federal  agency-backed obligations (e.g.,  Government National Mortgage Association ("GNMA") or Federal
National Mortgage Association ("FNMA") obligations),  generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals.
     Because each Fund's income is derived  primarily from interest  rather than dividends,  none of its  distributions  are  expected to be  qualified  dividend income eligible for taxation by individuals at long-term capital gain rates.

Dividends-Received  Deduction  for  Corporations.
     Because each Fund's income is derived  primarily from interest  rather than dividends,  none of its  distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax.
     Interest on certain  private  activity  bonds,  while  exempt from  regular federal income tax, is a preference item for shareholders when determining their federal  alternative  minimum tax.  Private activity bond interest could subject shareholders to or increase their liability  under federal  alternative  minimum taxes,  depending on their personal or corporate tax position.  If  shareholders are a person defined in the Code as a "substantial user" (or person related to a user) of a facility  financed by private  activity  bonds,  shareholders  should consult with their tax advisor before buying shares of a Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares.
     Interest on debt that shareholders incur to buy or hold Fund shares may not be deductible for federal income tax purposes.  Indebtedness may be allocated to shares of a Fund even  though not  directly  traceable  to the  purchase of such shares.

                                       53

Loss of Status of Securities as Tax-Exempt.
     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security,  as well as Fund distributions  derived from this interest,  to become taxable,  perhaps  retroactively to the date the security was issued.  In such a case,  a Fund may be  required  to  report  to the IRS and send to  shareholders amended  Forms  1099 for a prior  taxable  year in order  to  report  additional taxable  income.  This,  in turn,  could  require  shareholders  to file amended federal  and state  income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Investment in Complex Securities.
     Each Fund may invest in securities issued or purchased at a discount,  such as zero coupon, step-up or payment-in-kind  ("PIK") bonds, that could require it to  accrue  and  distribute  income  not yet  received.  In  order  to  generate sufficient  cash to make these  distributions,  a Fund could be required to sell securities  in its  portfolio  that it otherwise  might have  continued to hold.
These  rules could  affect the amount,  timing  and/or tax  character  of income distributed  to you by the Fund. A Fund may invest in other  complex  securities that could be subject to numerous special and complex tax rules.

     Derivatives.  The Intermediate and National  High-Yield Funds are permitted to invest in certain option transactions.  If a Fund makes these investments, it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term and 40% short-term  gains or losses.  In determining its net  income  for  excise tax  purposes,  a Fund also  would be  required  to mark-to-market  these contracts  annually as of October 31 (for capital gain net income) and to realize and distribute any resulting income and gains.

     Short sales.  Certain hedging transactions that may be engaged in by a Fund
(such as short sales  "against the box") may be subject to special tax treatment as  "constructive  sales"  if the  Fund  holds  certain  "appreciated  financial positions"  defined  generally as any  interest  (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or  partnership  interests  if there  would be a gain were such  interest  sold, assigned, or otherwise terminated at its fair market value. Upon entering into a
constructive  sales  transaction  with  respect  to  an  appreciated   financial
position,  the Fund will  generally be deemed to have  constructively  sold such appreciated  financial position and will recognize gain as if such position were sold, assigned,  or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

     Tax  straddles.  A Fund's  investment  in  options,  futures,  or  forwards contracts in connection with certain hedging transactions could cause it to hold offsetting  positions in securities.  If the Fund's risk of loss with respect to specific  securities  in its portfolio is  substantially  diminished by the fact that it holds other securities,  the Fund could be deemed to have entered into a tax  "straddle"  or to hold a "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Investments in securities of uncertain tax character.  Each Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the

                                       54

Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated  investment companies under the Code.

Backup Withholding.
     By law, a Fund must withhold a portion of your taxable  dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
shareholders are described under the Non-U.S. Investors heading below.

Non-U.S. Investors.
     Non-U.S.  investors may be subject to U.S.  withholding  and estate tax and are subject to special U.S. tax certification  requirements.  Non-U.S. investors
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by a Fund,  subject  to  certain  exemptions  for dividends  designated  as  exempt-interest  dividends,  capital gain  dividends, short-term  capital gain dividends and  interest-related  dividends as described below.  However,  notwithstanding  such exemptions from U.S.  withholding at the source,  any dividends and distributions of income and capital gains,  including the  proceeds  from the sale of your  Fund  shares,  will be  subject  to backup withholding at a rate of 28% if you fail to properly  certify that you are not a
U.S. person.

     Exempt-interest  dividends. In general,  exempt-interest  dividends are not subject to U.S. withholding tax.

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-related dividends.  Interest-related dividends paid by a Fund from qualified  interest income are not subject to U.S.  withholding tax.  "Qualified interest income"  includes,  in general,  U.S. source (1) bank deposit interest,
(2)  short-term  original  discount and (3) interest  (including  original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership  in  which  a Fund  is a  10-percent  shareholder  or is  contingent
interest,   and  (4)  any  interest-related   dividend  from  another  regulated
investment  company.  On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified.  This is because the designation is based on an estimate of the Fund's  qualified  interest  income for its entire  fiscal year, which  can  only  be  determined  with  exactness  at  fiscal  year  end.  As  a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment.  In

                                       55

this case, the non-U.S. investor's only recourse may be to either forgo recovery of the excess  withholding,  or to file a United States  nonresident  income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital  gain  dividends  for  non-U.S.  investors.  It  may  not be practical in every case for a Fund to designate, and the Funds reserve the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends.  Additionally,  a Fund's designation of interest-related or short-term  capital gain dividends may not be passed through to  shareholders by  intermediaries  who have  assumed tax  reporting  responsibilities  for this income in managed or omnibus accounts due to systems  limitations or operational constraints.

     Other income and effectively connected income. Ordinary dividends paid by a
Fund to non-U.S.  investors on the income earned on portfolio investments in (i)
the stock of  domestic  and foreign  corporations,  and (ii) the debt of foreign issuers  continue to be subject to U.S.  withholding  tax. If you hold your Fund shares in connection  with a U.S. trade or business,  your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to stock in a Fund  held by the  estate  of a  nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the
Fund at the end of the quarter  immediately  preceding the decedent's death that are debt  obligations,  deposits,  or other  property  that would  generally  be treated as situated  outside the United  States if held  directly by the estate.
Transfers  by  gift  of  shares  of a Fund by a  non-U.S.  shareholder  who is a nonresident  alien  individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder entitled to claim the benefits of an applicable tax treaty may be different  from those  described  herein.  Non-U.S.
shareholders  are urged to consult  their own tax  advisers  with respect to the particular tax  consequences  to them of an investment in a Fund,  including the applicability of foreign tax.

     Sunsetting of  provisions.  The  provisions  dealing with  interest-related dividends and short-term  capital gain  dividends  that are discussed  above are scheduled to sunset for Fund taxable years  beginning  after  December 31, 2007.
The provisions  creating a partial  exemption from U.S. estate tax are scheduled to sunset on  December  31,  2007.  Unless  these  rules  are  extended  or made permanent before the sunset provisions become effective, non-U.S. investors will again be subject to  nonresident  withholding  taxes on any  ordinary  dividends
(including  short-term  capital gain dividends)  that they receive,  and will no longer be eligible for a reduction in their U.S. estate tax.

     U.S. tax certification rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will remain in effect for a period beginning on the date

                                       56

signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Certain State Tax Consequences of Investing in each of the Funds
     For a discussion  regarding  certain state tax consequences of investing in each of the Funds, please see the section entitled "Dividends, distributions and taxes" in the Prospectus.

     This discussion of  "DISTRIBUTIONS"  and "TAXES" is not intended or written to be used as tax  advice  and does not  purport  to deal with all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     To obtain the Funds' most current performance information,  please call 800
523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds' past performance and should not be considered as  representative  of future  results.  The Funds will  calculate their  performance  in  accordance  with  the  requirements  of  the  rules  and regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Ernst & Young LLP serves as the independent  registered  public  accounting firm for the Funds and,  in its  capacity as such,  audits the annual  financial statements of each of the Funds. Each Fund's Statement of Net Assets,  Statement
of  Operations,  Statement of Changes in Net Assets,  Financial  Highlights  and
Notes to Financial  Statements,  as well as the report of Ernst & Young LLP, the
Funds' independent  registered public accounting firm, for the fiscal year ended
August 31, 2006, are included in the Funds' Annual Report to  shareholders.  The financial  statements,  the notes relating thereto, the financial highlights and the report of Ernst & Young LLP, listed above are incorporated by reference from the Annual Report in this Part B.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of December 7, 2006, management believes the following shareholders held of  record 5% or more of the  outstanding  shares  of each  class of each  Fund.
Management does not have knowledge of beneficial owners.

---------------------- ------------------------------------ -------------
Fund/Class             Name and Address of Account          Percentage
---------------------- ------------------------------------ -------------
USA Fund               Citigroup Global Markets, Inc.
Class A shares         Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY 10001                      5.64%
---------------------- ------------------------------------ -------------
USA Fund               MLPF&S FBO its Customers
Class B shares         Attn Fund Administration
                       4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246                 11.15%
---------------------- ------------------------------------ -------------

                                       57

---------------------- ------------------------------------ -------------
Fund/Class             Name and Address of Account          Percentage
---------------------- ------------------------------------ -------------
                       Citigroup Global Markets, Inc.
                       Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY 10001                      9.28%
---------------------- ------------------------------------ -------------
USA Fund               MLPF&S FBO its Customers
Class C shares         Attn: Fund Administration
                       4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246                 28.91%
---------------------- ------------------------------------ -------------
                       Citigroup Global Markets, Inc.
                       Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY 10001                      5.69%
---------------------- ------------------------------------ -------------
                       Janet P. Koennecke
                       Portland, OR  97229                     5.50%
---------------------- ------------------------------------ -------------
Intermediate Fund      MLPF&S FBO its Customers
Class A shares         Attn: Fund Administration
                       4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246                 10.06%
---------------------- ------------------------------------ -------------
Intermediate Fund      MLPF&S FBO its Customers
Class B shares         Attn: Fund Administration
                       4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246                 18.65%
---------------------- ------------------------------------ -------------
                       T. Charlotte Addis
                       Karen A. James
                       Crestview, FL  32539                    6.26%
---------------------- ------------------------------------ -------------
                       Citigroup Global Markets, Inc.
                       Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY 10001                      8.36%
---------------------- ------------------------------------ -------------
Intermediate Fund      MLPF&S FBO its Customers
Class C shares         Attn: Fund Administration
                       4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246                 55.81%
---------------------- ------------------------------------ -------------
                       Citigroup Global Markets, Inc.
                       Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY 10001                      6.80%
---------------------- ------------------------------------ -------------
National High-Yield    First Clearing LLC
Municipal Bond Fund    FBO its Customers
Class A Shares         P.O. Box 9
                       Big Arm, MT 59910                       6.43%
---------------------- ------------------------------------ -------------
                       MLPF&S FBO its Customers
                       Attn: Fund Administration
                       4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246                  6.70%
---------------------- ------------------------------------ -------------
National High-Yield    MLPF&S FBO its Customers
Municipal Bond Fund    Attn: Fund Administration
Class B Shares         4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246                 31.37%
---------------------- ------------------------------------ -------------
                       Myrtle B. Quier
                       Reading, PA 19604                       7.33%
---------------------- ------------------------------------ -------------
                       Citigroup Global Markets, Inc.
                       Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY 10001                      5.20%
---------------------- ------------------------------------ -------------

                                       59

---------------------- ------------------------------------ -------------
Fund/Class             Name and Address of Account          Percentage
---------------------- ------------------------------------ -------------
National High-Yield    MLPF&S FBO its Customers
Municipal Bond Fund    Attn: Fund Administration
Class C Shares         4800 Deer Lake Dr. E., 2nd Floor
                       Jacksonville, FL 32246                 41.45%
---------------------- ------------------------------------ -------------
                       Raymond James & Assoc. Inc.
                       FBO its Customer
                       880 Carillon Parkway
                       St. Petersburg, FL  33716               5.00%
---------------------- ------------------------------------ -------------

                      APPENDIX A - DESCRIPTION OF RATINGS

General Rating Information
     The  ratings  list  below can be  further  described  as  follows.  For all categories lower than Aaa, Moody's Investors  Service,  Inc. includes a "1," "2"
or "3"  following  the  rating  to  designate  a  high,  medium  or low  rating, respectively.  Similarly,  for all categories lower than AAA,  Standard & Poor's and Fitch,  Inc. may add a "+" or "-"  following  the rating to  characterize  a higher or lower rating, respectively.

----------------------------------------------------------------------------------------
Bonds
--------------------- ---------- -------------------------------------------------------
Moody's Investors     Aaa        Highest quality, smallest degree of investment risk.
Service, Inc.
--------------------- ---------- -------------------------------------------------------
                      Aa         High quality; together with Aaa bonds, they compose
                                 the high-grade bond group.
--------------------- ---------- -------------------------------------------------------
                      A          Upper- medium-grade obligations; many favorable
                                 investment attributes.
--------------------- ---------- -------------------------------------------------------
                      Baa        Medium-grade obligations; neither highly protected
                                 nor poorly secured.  Interest and principal appear
                                 adequate for the present, but certain protective
                                 elements may be lacking or may be unreliable over any
                                 great length of time.
--------------------- ---------- -------------------------------------------------------
                      Ba         More uncertain with speculative elements.  Protective
                                 of interest and principal payments not well
                                 safeguarded in good and bad times.
--------------------- ---------- -------------------------------------------------------
                      B          Lack characteristics of desirable investment;
                                 potentially low assurance of timely interest and
                                 principal payments or maintenance of other contract
                                 terms over time.
--------------------- ---------- -------------------------------------------------------
                      Caa        Poor standing, may be in default; elements of danger
                                 with respect to principal or interest payments.
--------------------- ---------- -------------------------------------------------------
                      Ca         Speculative in high degree; could be in default or
                                 have other marked shortcomings.
--------------------- ---------- -------------------------------------------------------
                      C          Lowest rated.  Extremely poor prospects of ever
                                 attaining investment standing.
--------------------- ---------- -------------------------------------------------------
Standard & Poor's AAA        Highest rating; extremely strong capacity to pay
                                 principal and interest.
--------------------- ---------- -------------------------------------------------------
                      AA         High quality; very strong capacity to pay principal
                                 and interest.
--------------------- ---------- -------------------------------------------------------
                      A          Strong capacity to pay principal and interest;
                                 somewhat more susceptible to the adverse effects of
                                 changing circumstances and economic conditions.
--------------------- ---------- -------------------------------------------------------
                      BBB        Adequate capacity to pay principal and interest;
                                 normally exhibit adequate protection parameters, but
                                 adverse economic conditions or changing circumstances
                                 more likely to lead to weakened capacity to pay
                                 principal and interest than for higher-rated bonds.
--------------------- ---------- -------------------------------------------------------
                      BB, B,     Predominantly speculative with respect to the
                      CCC, CC    issuer's capacity to meet required interest and
                                 principal payments. BB-lowest degree of speculation;
                                 CC-the highest degree of speculation.  Quality and
                                 protective characteristics outweighed by large
                                 uncertainties or major risk exposure to adverse
                                 conditions.
--------------------- ---------- -------------------------------------------------------
                      D          In default.
--------------------- ---------- -------------------------------------------------------
Fitch, Inc.           AAA        Highest quality; obligor has exceptionally strong
                                 ability to pay interest and repay principal, which is
                                 unlikely to be affected by reasonably foreseeable
                                 events.
--------------------- ---------- -------------------------------------------------------
                      AA         Very high quality; obligor's ability to pay interest
                                 and repay principal is very strong.  Because bonds
                                 rated in the AAA and AA categories are not
                                 significantly vulnerable to foreseeable future
                                 developments, short-term debt of these issuers is
                                 generally rated F-1+.
--------------------- ---------- -------------------------------------------------------
                      A          High quality; obligor's ability to pay interest and
                                 repay principal is considered to be strong, but may
                                 be more vulnerable to adverse changes in economic
                                 conditions and circumstances than higher-rated bonds.
--------------------- ---------- -------------------------------------------------------

                                       60

--------------------- ---------- -------------------------------------------------------
                      BBB        Satisfactory credit quality; obligor's ability to pay
                                 interest and repay principal is considered adequate.
                                 Unfavorable changes in economic conditions and
                                 circumstances are more likely to adversely affect
                                 these bonds and impair timely payment.  The
                                 likelihood that the ratings of these bonds will fall
                                 below investment grade is higher than for
                                 higher-rated bonds.
--------------------- ---------- -------------------------------------------------------
                      BB, CCC    Not investment grade; predominantly speculative with
                                 respect to the issuer's capacity to repay interest
                                 and repay principal in accordance with the terms of
                                 the obligation for bond issues not in default.  BB is
                                 the least speculative.  C is the most speculative.
--------------------- ---------- -------------------------------------------------------

                                       61

---------------------------------------------------------------------------------------------
Commercial Paper
------- ------------------ -------- -------------------- -------- --------------
Moody's                    S&P                           Fitch
-------- ------------------ -------- -------------------- -------- -------------
P-1     Superior quality   A-1+     Extremely strong       F-1+   Exceptionally
                                    quality                       strong
                           A-1      Strong quality                quality
                                                           F-1    Very strong
                                                                  quality
------- ------------------ -------- -------------------- -------- --------------
P-2     Strong quality     A-2      Satisfactory         F-2      Good credit
                                    quality                       quality
------- ------------------ -------- -------------------- -------- --------------
P-3     Acceptable         A-3      Adequate quality     F-3      Fair quality
        quality            B        Speculative quality  F-S      Weak credit
                           C        Doubtful quality              quality
------- ------------------ -------- -------------------- -------- --------------

---------------------------------------------------------------------------------------
State and Municipal Notes
------------- ------------------ --------- -------------------- -----------------------
Moody's                          S&P                        Fitch
------------- ------------------ --------- -------------------- -------- --------------
MIG1/VMIG1    Best quality       SP1+      Very strong quality  F-1+     Exceptionally
                                 SP1       Strong grade                  strong
                                                                         quality
                                                                F-1      Very strong
                                                                         quality
------------- ------------------ --------- -------------------- -------- --------------
MIG2/VMIG2    High quality       SP2       Satisfactory grade   F-2      Good credit
                                                                         quality
------------- ------------------ --------- -------------------- -------- --------------
MIG3/VMIG3    Favorable quality                                 F-3      Fair credit
                                                                         quality
------------- ------------------ --------- -------------------- -------- --------------
MIG4/VMIG4    Adequate quality
------------- ------------------ ------------------------------------------------------
SG            Speculative        SP3       Speculative grade    F-S      Weak credit
              quality                                                    quality
------------- ------------------ --------- -------------------- -------- --------------

Earnings and Dividend Rankings For Common Stocks
     Standard & Poor's.  The investment  process involves  assessment of various factors  -- such as product  and  industry  position,  corporate  resources  and financial  policy -- with  results  that make some  common  stocks  more  highly esteemed  than  others.  In this  assessment,  Standard & Poor's  believes  that earnings and dividend  performance  is the end result of the  interplay of these factors  and that,  over the long run,  the  record  of this  performance  has a considerable bearing on relative quality. The rankings,  however, do not pretend to  reflect  all of the  factors,  tangible  or  intangible,  that bear on stock quality.

     Relative quality of bonds or other debt, that is, degrees of protection for principal and  interest,  called  creditworthiness,  cannot be applied to common stocks,  and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

     Growth and  stability of earnings and  dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

     The point of  departure  in  arriving at these  rankings is a  computerized scoring  system  based on per-share  earnings  and dividend  records of the most recent ten years -- a period  deemed  long  enough to measure  significant  time segments of secular growth,  to capture  indications of basic change in trend as they  develop,  and to  encompass  the full  peak-to-peak  range of the business cycle.  Basic scores are computed for earnings and  dividends,  then adjusted as indicated  by a set of  predetermined  modifiers  for growth,  stability  within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

     Further,  the ranking system makes allowance for the fact that, in general,
corporate  size  imparts  certain  recognized   advantages  from  an  investment
standpoint. Conversely, minimum size limits (in terms of corporate sales volume)
are set for the various rankings,  but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

     The  final  score for each  stock is  measured  against  a  scoring  matrix determined  by  analysis of the scores of a large and  representative  sample of stocks.  The range of scores in the array of this sample has been  aligned  with the following ladder of rankings:

                                       62

 -------- ------------------ ------ ------------------ ------ ------------------
 A+       Highest            B+     Average            C      Lowest
 -------- ------------------ ------ ------------------ ------ ------------------
 A        High               B      Below Average      D      In Reorganization
 -------- ------------------ ------ ------------------ ------ ------------------
 A-       Above Average      B-     Lower
 -------- ------------------ ------ ------------------

     NR signifies no ranking because of  insufficient  data or because the stock is not amenable to the ranking process.

     The  positions  as  determined  above may be modified in some  instances by
special  considerations,   such  as  natural  disasters,  massive  strikes,  and
non-recurring accounting adjustments.

     A ranking is not a forecast  of future  market  price  performance,  but is basically an  appraisal  of past  performance  of earnings  and  dividends,  and
relative  current   standing.   These  rankings  must  not  be  used  as  market
recommendations;  a high-score stock may at times be so overpriced as to justify its sale,  while a  low-score  stock may be  attractively  priced for  purchase.
Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal  company  policies not yet fully reflected in the earnings and dividend record,  public relations  standing,  recent  competitive  shifts, and a host of other factors that may be relevant to investment status and decision.

----------------------------------------------------------------------------------------------
                             Preferred Stock Rating
------------------- ------ -------------------------------------------------------------------
Moody's Investors   Aaa    Considered to be a top-quality preferred stock.  This rating
Service, Inc.              indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
------------------- ------ -------------------------------------------------------------------
                    Aa     Considered a high-grade preferred stock.  This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the
                           foreseeable future.
------------------- ------ -------------------------------------------------------------------
                    A      Considered to be an upper-medium grade preferred stock.  While risks are judged to be somewhat greater than in the "aaa" and
                           "aa" classifications, earnings and asset protection are,
                           nevertheless, expected to be maintained at adequate levels.
------------------- ------ -------------------------------------------------------------------
                    Baa    Considered to be medium-grade, neither highly protected nor poorly secured.  Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
------------------- ------ -------------------------------------------------------------------
                    Ba     Considered to have speculative elements and its future cannot be considered well assured.  Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.
                           Uncertainty of position characterizes preferred stocks in this class.
------------------- ------ -------------------------------------------------------------------
                    B      Generally lacks the characteristics of a desirable investment.
                           Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
------------------- ------ -------------------------------------------------------------------
                    Caa    Likely to be in arrears on dividend payments.  This rating designation does not purport to indicate the future status of payments.
------------------- ------ -------------------------------------------------------------------
                    Ca     Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
------------------- ------ -------------------------------------------------------------------
                    C      The lowest rated class of preferred or preference stock.  Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
------------------- ------ -------------------------------------------------------------------
Standard & Poor's   AAA    Has the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.
------------------- ------ -------------------------------------------------------------------
                    AA     Qualifies as a high-quality fixed income security.  The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."
------------------- ------ -------------------------------------------------------------------

                                       63

------------------- ------ -------------------------------------------------------------------
                    A      Backed by a sound capacity to pay the preferred stock
                           obligations, although  it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                           conditions.
------------------- ------ -------------------------------------------------------------------
                    BBB    Regarded as backed by an adequate capacity to pay the preferred stock obligations.  Whereas it normally exhibits adequate
                           protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.
------------------- ------ -------------------------------------------------------------------
                    BB,    Regarded, on balance, as predominantly speculative with respect
                    B,     to the issuer's capacity to pay preferred stock obligations. "BB"
                    CCC    indicates the lowest degree of speculation and "CCC" the highest degree of speculation.  While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
------------------- ------ -------------------------------------------------------------------
                    CC     Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.
------------------- ------ -------------------------------------------------------------------
                    C      A non-paying issue.
------------------- ------ -------------------------------------------------------------------
                    D      A  non-paying issue with the issuer in default on debt
                           instruments.
------------------- ------ -------------------------------------------------------------------
                    NR     Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
------------------- ------ -------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 25 filed August 16, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 25 filed August 16, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 32 filed October 31, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of the Agreement and  Declaration  of Trust  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 25 filed August 16, 1999.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 32 filed October 31, 2005.

          (d)  Investment  Advisory Contracts.  Executed  Investment  Management
               Agreement  (November 1, 1999) between Delaware Management Company
               (a  series  of  Delaware   Management  Business  Trust)  and  the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 27 filed October 27, 2000.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         on behalf of each Fund incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  28 filed
                         October 31, 2001.

                    (ii) Form  of   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement  between  Lincoln
                         Financial Distributors, Inc. and Delaware Distributors,
                         L.P.  on behalf of the  Registrant  attached as Exhibit
                         No. EX-99.e.1.ii.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 29 filed
                    November 18, 2002.

               (3)  Vision  Mutual  Fund  Gateway(R) Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed November 18, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed November 18, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 31 filed
                    December 3, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed  Global  Custody   Agreement  (May  1,  1996)  with
                    JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 24 filed October 28, 1998.

                    (i)  Executed Amendment (July 1, 2001) to the Global Custody
                         Agreement  with JPMorgan Chase Bank  incorporated  into
                         this filing by reference to Post-  Effective  Amendment
                         No. 29 filed November 18, 2002.

                    (ii) Executed  Letter  to add  Delaware  Tax-Free  USA Fund,
                         Delaware  Tax-Free  Insured Fund and Delaware  Tax-Free
                         USA  Intermediate  Fund  to  Schedule  A of the  Global
                         Custody Agreement with JPMorgan Chase Bank incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 24 filed October 28, 1998.

                    (iii) Executed Amendment No. 1 to Schedule A (July 17, 2003)
                         of the Global  Custody  Agreement  with JPMorgan  Chase
                         Bank  incorporated  into this  filing by  reference  to
                         Post-Effective Amendment No. 30 filed October 31, 2003.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 28 filed October
                    31, 2001.

                    (i)  Executed   Schedule  B   (December   1,  2006)  to  the
                         Shareholder  Services Agreement attached as Exhibit No.
                         EX-99.h.1.i.

                    (ii) Executed  Amendment  Letter  (August  23,  2002) to the
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 30
                         filed October 31, 2003.

               (2)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware   Service   Company,   Inc.   and  the   Registrant
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 22 filed October 30, 1996.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 32 filed October 31, 2005.

                    (ii) Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A to the  Delaware  Investments  Family  of Funds  Fund
                         Accounting  Agreement  incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No. 1 to Form
                         N-14 filed August 25, 2006.

               (3)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (December  2006)  between  Delaware  Management  Company  (a
                    series  of   Delaware   Management   Business   Trust)   and
                    Registrant,  on behalf of each Fund  attached as Exhibit No.
                    EX-99.h.3.

               (4)  Form of Distribution  Expense  Limitation  Letter  (December
                    2006) between Delaware Distributors, L.P. and Registrant, on behalf of each Fund attached as Exhibit No. EX-99.h.4.

          (i)  Legal  Opinion.  Opinion and Consent of Counsel  (August 5, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 25 filed August 16, 1999.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting  Firm  (January  2,  2007)  attached  as  Exhibit  No.
               EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital Agreements.  Undertaking of Initial  Shareholders
               incorporated  into this  filing  by  reference  to  Pre-Effective
               Amendment No. 1 filed November 22, 1983.

          (m)  Rule 12b-1 Plans.

               (1)  Plan  under  Rule  12b-1  for  Class  A  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

               (2)  Plan  under  Rule  12b-1  for  Class  B  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

               (3)  Plan  under  Rule  12b-1  for  Class  C  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

          (n)  Rule  18f-3  Plan.  Plan  under  Rule  18f-3  (August  31,  2006)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 1 on Form N-14 filed August 25, 2006.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006)  incorporated  into this filing by reference to Form N-14 filed March 21, 2006.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.) (February 2006)  incorporated into this filing by  reference  to Form N-14 filed March 21,
                    2006.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005)  incorporated  into this filing by reference to Form N-14 filed March 21, 2006.

          (q)  Other. Powers of Attorney (November 15, 2006) attached as Exhibit
               No. EX-99.q.

Item 24. Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.   Article VI of the Amended and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 32 filed October 31, 2005.

Item 26.  Business and Other Connections of Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain  of the  other  funds  in the  Delaware  Investments(R)  Funds
          (Delaware Group Adviser Funds,  Delaware Group Cash Reserve,  Delaware
          Group Equity Funds I, Delaware  Group Equity Funds II,  Delaware Group
          Equity  Funds III,  Delaware  Group Equity  Funds IV,  Delaware  Group
          Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global
          & International Funds,  Delaware Group Government Fund, Delaware Group
          Income Funds,  Delaware Group Limited-Term  Government Funds, Delaware
          Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund,
          Delaware Investments  Municipal Trust, Delaware Pooled Trust, Delaware
          VIP Trust,  Voyageur  Insured Funds,  Voyageur  Intermediate  Tax-Free
          Funds,  Voyageur  Mutual  Funds,  Voyageur  Mutual Funds II,  Voyageur
          Mutual  Funds  III,  Voyageur  Tax-Free  Funds,  Delaware  Investments
          Dividend and Income Fund, Inc.,  Delaware  Investments Global Dividend
          and Income Fund, Inc.,  Delaware  Investments Arizona Municipal Income
          Fund, Inc.,  Delaware  Investments  Colorado Insured  Municipal Income
          Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund
          and Delaware Investments Minnesota Municipal Income Fund II, Inc.), as
          well as to certain non-affiliated  registered investment companies. In addition,  certain  officers of the Manager  also serve as trustees of other Delaware  Investments(R)  Funds,  and certain  officers are also officers  of these  other  funds.  A company  indirectly  owned by the
          Manager's  parent company acts as principal  underwriter to the mutual funds in the  Delaware  Investments(R)  Funds  (see Item 27 below) and another  such  company  acts  as the  shareholder  services,  dividend disbursing,  accounting  servicing  and transfer  agent for all of the
          Delaware Investments(R) Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

----------------- -------------------- -------------------- ------------------
Name and          Positions and        Positions and
Principal         Offices with         Offices with         Other Positions
Business Address  Manager              Registrant           and Offices Held
----------------- -------------------- -------------------- ------------------
Patrick P. Coyne  President            President/           Mr. Coyne has
                                       Chief Executive      served in
                                       Officer              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Managing
                                                            Director - Fixed
                                                            Income - Lincoln
                                                            National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
Ryan K. Brist     Executive Vice       Executive Vice       Mr. Brist has
                  President/Managing   President/Managing   served in
                  Director/Chief       Director/Chief       various
                  Investment Officer   Investment           executive
                  - Fixed Income       Officer - Fixed      capacities
                                       Income               within Delaware
                                                            Investments
                                                            Vice President -
                                                            Lincoln National
                                                            Income Fund, Inc.
----------------- -------------------- -------------------- ------------------
John C.E.         Executive Vice       None                 Mr. Campbell has
Campbell          President/Global                          served in
                  Marketing & Client                        various
                  Services                                  executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            President/Chief
                                                            Executive
                                                            Officer -
                                                            Optimum Fund
                                                            Trust
----------------- -------------------- -------------------- ------------------
Philip N.         Executive Vice       None                 Mr. Russo has
Russo(1)          President/Chief                           served in
                  Financial Officer                         various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
See Yeng Quek     Executive Vice       Executive Vice       Mr. Quek has
                  President/Managing   President/Managing   served in
                  Director/Chief       Director/Chief       various
                  Investment Officer   Investment           executive
                  - Fixed Income       Officer - Fixed      capacities
                                       Income               within Delaware
                                                            Investments

                                                            Director/Trustee
                                                            - HYPPCO Finance
                                                            Company Ltd.
----------------- -------------------- -------------------- ------------------
Douglas L.        Senior Vice          None                 Mr. Anderson has
Anderson          President/Operations                      served in
                                                            various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Marshall T.       Senior Vice          Senior Vice          Mr. Bassett has
Bassett           President/Chief      President/Chief      served in
                  Investment Officer   Investment           various
                  - Emerging Growth    Officer -            executive
                  Equity               Emerging Growth      capacities
                                       Equity               within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joseph R. Baxter  Senior Vice          Senior Vice          Mr. Baxter has
                  President/Head of    President/Head       served in
                  Municipal Bond       of Municipal         various
                  Investments          Bond Investments     executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher S.    Senior Vice          Senior Vice          Mr. Beck has
Beck              President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Michael P.        Senior Vice          Senior Vice          Mr. Bishof has
Bishof            President/Investment President/Chief      served in
                  Accounting           Financial            various
                                       Officer              executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Chief Financial
                                                            Officer -
                                                            Lincoln National
                                                            Income Fund, Inc.
----------------- -------------------- -------------------- ------------------
Michael P.        Senior Vice          Senior Vice          Mr. Buckley has
Buckley           President/Director   President/Director   served in
                  of Municipal         of Municipal         various
                  Research             Research             executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Stephen R.        Senior Vice          Senior Vice          Mr. Cianci has
Cianci            President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Robert F.         Senior Vice          Senior Vice          Mr. Collins has
Collins           President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
James A. Forant   Senior Vice          None                 Mr. Forant has
                  President/Director,                       served in
                  Technical Services                        various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Brian Funk        Senior Vice          Senior Vice          Mr. Funk has
                  President/Director   President/Director   served in
                  of Credit Research   of Credit            various
                                       Research             executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Brent C.          Senior Vice          Senior Vice          Mr. Garrells has
Garrells          President/Senior     President/Senior     served in
                  Research Analyst     Research Analyst     various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Stuart M. George  Senior Vice          Senior Vice          Mr. George has
                  President/Head of    President/Head       served in
                  Equity Trader        of Equity Trader     various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Paul Grillo       Senior Vice          Senior Vice          Mr. Grillo has
                  President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Jonathan Hatcher  Senior Vice          Senior Vice          Mr. Hatcher has
                  President/Senior     President/Senior     served in
                  Research Analyst     Research Analyst     various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
William F.        Senior Vice          Senior Vice          Mr. Keelan has
Keelan            President/Director   President/Director   served in
                  of Quantitative      of Quantitative      various
                  Research             Research             executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Francis X.        Senior Vice          Senior Vice          Mr. Morris has
Morris            President/Chief      President/Director   served in
                  Investment Officer   Fundamental          various
                  - Core Equity        Research/Senior      executive
                                       Portfolio            capacities
                                       Manager              within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Brian L.          Senior Vice          Senior Vice          Mr. Murray has
Murray, Jr.       President/Chief      President/Chief      served in
                  Compliance Officer   Compliance           various
                                       Officer              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Susan L.          Senior Vice          None                 Ms. Natalini has
Natalini          President/Global                          served in
                  Marketing & Client                        various
                  Services                                  executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Zoe Neale(2)      Senior Vice          Senior Vice          Mr. Neale has
                  President/Chief      President/Chief      served in
                  Investment Officer   Investment           various
                  - International      Officer -            executive
                  Equity               International        capacities
                                       Equity               within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
D. Tysen Nutt(3)  Senior Vice          Senior Vice          Mr. Nutt has
                  President/Chief      President/Chief      served in
                  Investment Officer   Investment           various
                  - Large Cap Value    Officer - Large      executive
                  Equity               Cap Value            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
David P.          Senior Vice          Senior Vice          Mr. O'Connor has
O'Connor          President/Strategic  President/           served in
                  Investment           Strategic            various
                  Relationships and    Investment           executive
                  Initiatives/General  Relationships        capacities
                  Counsel              and                  within Delaware
                                       Initiatives/         Investments
                                       General
                                       Counsel/Chief        Vice President/
                                       Legal Officer        General Counsel
                                                            - Lincoln
                                                            National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
John J. O'Connor  Senior Vice          Senior Vice          Mr. O'Connor has
                  President/Investment President/Treasurer  served in
                  Accounting                                various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Philip R.         Senior Vice          Senior Vice          Mr. Perkins has
Perkins           President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Timothy L. Rabe   Senior Vice          Senior Vice          Mr. Rabe has
                  President/Senior     President/Head       served in
                  Portfolio            of High Yield        various
                  Manager/Head of                           executive
                  High Yield                                capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Richard Salus     Senior Vice          None                 Mr. Salus has
                  President/                                served in
                  Controller/Treasurer                      various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Vice
                                                            President/Deputy
                                                            Controller -
                                                            Lincoln National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
James L. Shields  Senior Vice          None                 Mr. Shields has
                  President/Chief                           served in
                  Information Officer                       various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Jeffrey S. Van    Senior Vice          Senior Vice          Mr. Van Harte
Harte(4)          President/Chief      President/Chief      has served in
                  Investment Officer   Investment           various
                  - Focus Growth       Officer - Focus      executive
                  Equity               Growth Equity        capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Gary T. Abrams    Vice                 None                 Mr. Abrams has
                  President/Senior                          served in
                  Equity Trader                             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher S.    Vice                 Vice                 Mr. Adams has
Adams             President/Portfolio  President/Portfolio  served in
                  Manager/Senior       Manager/Senior       various
                  Equity Analyst       Equity Analyst       executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Damon J. Andres   Vice                 Vice                 Mr. Andres has
                  President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Margaret          Vice President/      None                 Ms. Bacon has
MacCarthy         Investment                                served in
Bacon(5)          Specialist                                various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Todd Bassion(6)   Vice                 Vice                 Mr. Bassion has
                  President/Senior     President/Senior     served in
                  Research Analyst     Research Analyst     various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Richard E.        Vice                 None                 Mr. Biester has
Biester           President/Equity                          served in
                  Trader                                    various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher J.    Vice                 Vice                 Mr. Bonavico has
Bonavico(7)       President/Senior     President/Senior     served in
                  Portfolio Manager,   Portfolio            various
                  Equity Analyst       Manager, Equity      executive
                                       Analyst              capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Vincent A.        Vice                 None                 Mr. Brancaccio
Brancaccio        President/Senior                          has served in
                  Equity Trader                             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Kenneth F.        Vice                 Vice                 Mr. Broad has
Broad(8)          President/Senior     President/Senior     served in
                  Portfolio Manager,   Portfolio            various
                  Equity Analyst       Manager, Equity      executive
                                       Analyst              capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Mary Ellen M.     Vice                 Vice                 Ms. Carrozza has
Carrozza          President/Client     President/Client     served in
                  Services             Services             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Stephen G.        Vice                 Vice                 Mr. Catricks has
Catricks          President/Portfolio  President/Portfolio  served in
                  Manager              Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Anthony G.        Vice                 Vice                 Mr. Ciavarelli
Ciavarelli        President/Assistant  President/Associate  has served in
                  General Counsel/     General              various
                  Assistant Secretary  Counsel/             executive
                                       Assistant            capacities
                                       Secretary            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
David F. Connor   Vice                 Vice                 Mr. Connor has
                  President/Deputy     President/Associate  served in
                  General Counsel/     General              various
                  Assistant Secretary  Counsel/             executive
                                       Secretary            capacities
                                                            within Delaware
                                                            Investments

                                                            Vice
                                                            President/Deputy
                                                            General Counsel/
                                                            Secretary -
                                                            Lincoln National
                                                            Investment
                                                            Companies, Inc.

                                                            Secretary -
                                                            Lincoln National
                                                            Income Fund, Inc.
----------------- -------------------- -------------------- ------------------
Stephen J.        Vice                 None                 Mr. Czepiel has
Czepiel           President/Senior                          served in
                  Municipal Bond                            various
                  Trader                                    executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joseph F.         Vice                 None                 Mr. DeMichele
DeMichele         President/High                            has served in
                  Grade Trading                             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher M.    Vice                 Vice                 Mr. Ericksen has
Ericksen(9)       President/Portfolio  President/Portfolio  served in
                  Manager, Equity      Manager, Equity      various
                  Analyst              Analyst              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joel A. Ettinger  Vice                 Vice                 Mr. Ettinger has
                  President/Taxation   President/Taxation   served in
                                                            various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Vice
                                                            President/Taxation
                                                            - Lincoln
                                                            National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
Phoebe W.         Vice President/      Vice President/      Ms. Figland has
Figland           Investment           Investment           served in
                  Accounting           Accounting           various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joseph Fiorilla   Vice                 None                 Mr. Fiorilla has
                  President/Trading                         served in
                  Operations                                various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Charles E. Fish   Vice                 None                 Mr. Fish has
                  President/Senior                          served in
                  Equity Trader                             various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Clifford M.       Vice                 None                 Mr. Fisher has
Fisher            President/Senior                          served in
                  Municipal Bond                            various
                  Trader                                    executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Patrick G.        Vice President/      Vice President/      Mr. Fortier has
Fortier(10)       Portfolio Manager,   Portfolio            served in
                  Equity Analyst       Manager, Equity      various
                                       Analyst              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Denise A.         Vice                 Vice                 Ms. Franchetti
Franchetti        President/Portfolio  President/Portfolio   has served in
                  Manager/Municipal    Manager/Municipal    various
                  Bond Credit Analyst  Bond Credit          executive
                                       Analyst              capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
James A. Furgele  Vice President/      Vice President/      Mr. Furgele has
                  Investment           Investment           served in
                  Accounting           Accounting           various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Daniel V.         Vice                 Vice                 Mr. Geatens has
Geatens           President/Investment President/Investment served in
                  Accounting           Accounting           various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Barry S.          Vice                 Vice                 Mr. Gladstein
Gladstein         President/Portfolio  President/Equity     has served in
                  Analyst              Analyst              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Edward Gray(11)   Vice                 Vice                 Mr. Gray has
                  President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Brian T. Hannon   Vice                 None                 Mr. Hannon has
                  President/Senior                          served in
                  Portfolio Manager                         various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Lisa L.           Vice                 None                 Ms. Hansen has
Hansen(12)        President/Head of                         served in
                  Focus Growth                              various
                  Equity Trading                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Gregory M.        Vice                 Vice                 Mr. Heywood has
Heywood(13)       President/Equity     President/Portfolio  served in
                  Analyst              Manager,             various
                                       Research Analyst     executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- ----------------- ------------------
Sharon Hill       Vice                 Vice                 Ms. Hill has
                  President/Head of    President/Head       served in
                  Quantitative         of Equity            various
                  Research and         Quantitative         executive
                  Analytics            Research and         capacities
                                       Analytics            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Christopher M.    Vice                 None                 Mr. Holland has
Holland           President/Portfolio                       served in
                  Manager                                   various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Michael E.        Vice                 Vice                 Mr. Hughes has
Hughes            President/Senior     President/Senior     served in
                  Equity Analyst       Equity Analyst       various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Jordan L.         Vice                 Vice                 Mr. Irving has
Irving(14)        President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Cynthia Isom      Vice                 Vice                 Ms. Isom has
                  President/Senior     President/Portfolio  served in
                  Portfolio Manager    Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Kenneth R.        Vice                 Vice                 Mr. Jackson has
Jackson           President/           President            served in
                  Quantitatitive       Quatntitative        various
                  Analyst              Analyst              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Audrey E. Kohart  Vice                 Vice                 Ms. Kohart has
                  President/Financial  President/Financia   served in
                  Planning and         Planning and         various
                  Reporting            Reporting            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Andrew            Vice                 None                 Mr. Kronschnabel
Kronschnabel      President/High                            has served in
                  Grade Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Nikhil G.         Vice                 Vice                 Mr. Lalvani has
Lalvani           President/Senior     President/Senior     served in
                  Equity Analyst       Equity Analyst       various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Steven T. Lampe   Vice                 Vice                 Mr. Lampe has
                  President/Portfolio  President/Portfolio  served in
                  Manager              Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Alfio Leone IV    Vice                 None                 Mr. Leone has
                  President/High                            served in
                  Grade Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Anthony A.        Vice                 Vice                 Mr. Lombardi has
Lombardi(15)      President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Francis P. Magee  Vice                 None                 Mr. Magee has
                  President/Equity                          served in
                  Business Manager                          various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Charles (Tom)     Vice                 None                 Mr. McClintic
T. McClintic      President/High                            has served in
                  Yield Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Michael S.        Vice                 Vice                 Mr. Morris has
Morris            President/Portfolio  President/Portfolio  served in
                  Manager/Senior       Manager/Senior       various
                  Equity Analyst       Equity Analyst       executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Scott Moses       Vice                 None                 Mr. Moses has
                  President/High                            served in
                  Grade Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Philip O. Obazee  Vice President/      Vice President/      Mr. Obazee has
                  Derivatives Manager  Derivatives          served in
                                       Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Donald G.         Vice                 Vice                 Mr. Padilla has
Padilla           President/Portfolio  President/Portfolio  served in
                  Manager/Senior       Manager/Senior       various
                  Equity Analyst       Equity Analyst       executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Daniel J.         Vice                 Vice                 Mr. Prislin has
Prislin(16)       President/Senior     President/Senior     served in
                  Portfolio            Portfolio            various
                  Manager/Equity       Manager/Senior       executive
                  Analyst              Equity Analyst       capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Craig S. Remsen   Vice                 Vice                 Mr. Remsen has
                  President/Senior     President/Senior     served in
                  Credit Research      Credit Research      various
                  Analyst              Analyst              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Carl Rice(17)     Vice                 Vice                 Mr. Rice has
                  President/Senior     President/Senior     served in
                  Investment           Investment           various
                  Specialist, Large    Specialist,          executive
                  Cap Value Focus      Large Cap Value      capacities
                  Equity               Focus Equity         within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Joseph T. Rogina  Vice                 None                 Mr. Rogina has
                  President/Equity                          served in
                  Trader                                    various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Kevin C. Schildt  Vice                 Vice                 Mr. Schildt has
                  President/Senior     President/Senior     served in
                  Municipal Credit     Municipal            various
                  Analyst              Credit Analyst       executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Richard D.        Vice                 None                 Mr. Seidel has
Seidel            President/Assistant                       served in
                  Controller/-Assistant                     various
                  Treasurer                                 executive
                                                            capacities
                                                            within Delaware
                                                            Investments

                                                            Vice
                                                            President/Assistant
                                                            Controller/Manager
                                                            - Payroll -
                                                            Lincoln National
                                                            Investment
                                                            Companies, Inc.
----------------- -------------------- -------------------- ------------------
Brenda L.         Vice                 None                 Ms. Sprigman has
Sprigman          President/Business                        served in
                  Manager - Fixed                           various
                  Income                                    executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Michael T.        Vice                 None                 Mr. Taggart has
Taggart           President/Facilities                      served in
                  & Administrative                          various
                  Services                                  executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Matthew Todorow   Vice                 Vice                 Mr. Todorow has
                  President/Portfolio  President/Portfolio  served in
                  Manager              Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Spencer M. Tullo  Vice                 None                 Mr. Tullo has
                  President/High                            served in
                  Yield Trader                              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Robert A.         Vice                 Vice                 Mr. Vogel has
Vogel, Jr.(18)    President/Senior     President/Senior     served in
                  Portfolio Manager    Portfolio            various
                                       Manager              executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- ------------------- ------------------
Lori P. Wachs     Vice                 Vice                 Ms. Wachs has
                  President/Portfolio  President/Portfolio  served in
                  Manager              Manager              various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Laura A. Wagner   Vice President/      Vice President/      Ms. Wagner has
                  Investment           Investment           served in
                  Accounting           Accounting           various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
Kathryn R.        Vice                 Vice                 Ms. Williams has
Williams          President/Associate  President/Associate  served in
                  General Counsel/     General              various
                  Assistant Secretary  Counsel/             executive
                                       Assistant            capacities
                                       Secretary            within Delaware
                                                            Investments
----------------- -------------------- -------------------- ------------------
James J. Wright   Vice                 None                 Mr. Wright has
                  President/Senior                          served in
                  Equity Analyst                            various
                                                            executive
                                                            capacities
                                                            within Delaware
                                                            Investments
----------------- -------------------- ----------------- ------------------

---------------------------------------------------------------------------
(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(3)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(4)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.

(6)  Senior Research Associate, Thomas Weisel Partners, 2002-2005

(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(9)  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(11) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(12) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(13) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(14) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(15) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(17) Director/Product Specialist, Merrill Lynch, 1999-2004

(18) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27.  Principal Underwriters.

          (a)(1)    Delaware  Distributors, L.P. serves as principal underwriter for all the  mutual  funds  in the  Delaware  Investments(R)
                    Family of Funds.

          (a)(2)    Information  with respect to each officer and partner of the principal  underwriter and the Registrant is provided below.
                    Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware  Distributors,  L.P. is
                    2005 Market Street, Philadelphia, PA 19103-7094.

--------------------------- ------------------------ ----------------------
                                                     Positions and
Name and Principal          Positions and Offices    Offices with
Business Address            with Underwriter         Registrant
--------------------------- ------------------------ ----------------------
Delaware Distributors,      General Partner          None
Inc.
--------------------------- ------------------------ ----------------------
Delaware Capital            Limited Partner          None
Management
--------------------------- ------------------------ ----------------------
Delaware Investment         Limited Partner          None
Advisers
--------------------------- ------------------------ ----------------------
Kevin J. Lucey              President/Chief          None
                            Executive Officer
--------------------------- ------------------------ ----------------------
Philip N. Russo             Executive Vice           None
                            President
--------------------------- ------------------------ ----------------------
Douglas L. Anderson         Senior Vice              None
                            President/Operations
--------------------------- ------------------------ ----------------------
Michael P. Bishof           Senior Vice              Senior Vice
                            President/Investment     President/Chief
                            Accounting               Financial Officer
--------------------------- ------------------------ ----------------------
Jeffrey M. Kellogg          Senior Vice              None
                            President/Senior
                            Product
                            Manager/Communications
                            Manager
--------------------------- ------------------------ ----------------------
Deb Landsman-Yaros          Senior Vice              None
                            President/Head of
                            Retail Investor
                            Services
--------------------------- ------------------------ ----------------------
Thomas M. McConnell         Senior Vice              None
                            President/Senior 529
                            Plans Product Manager
--------------------------- ------------------------ ----------------------
Carolyn McIntyre            Senior Vice              None
                            President/Human
                            Resources
--------------------------- ------------------------ ----------------------
Brian L. Murray, Jr.        Senior Vice              Senior Vice
                            President/Compliance     President/Chief
                                                     Compliance Officer
--------------------------- ------------------------ ----------------------
David P. O'Connor           Senior Vice              Senior Vice
                            President/Strategic      President/Strategic
                            Investment               Investment
                            Relationships and        Relationships and
                            Initiatives/General      Initiatives/General
                            Counsel                  Counsel/Chief Legal
                                                     Officer
--------------------------- ------------------------ ----------------------
Daniel J. Perullo           Senior Vice              None
                            President/Eastern
                            Director,
                            Institutional Sales
--------------------------- ------------------------ ----------------------
Robert E. Powers            Senior Vice              None
                            President/Senior
                            Domestic Sales Manager
--------------------------- ------------------------ ----------------------
Richard Salus               Senior Vice              None
                            President/Controller/
                            Treasurer/Financial
                            Operations Principal
--------------------------- ------------------------ ----------------------
James L. Shields            Senior Vice              None
                            President/Chief
                            Information Officer
--------------------------- ------------------------ ----------------------
Trevor M. Blum              Vice President/Senior    None
                            Consultant
                            Relationship Manager
--------------------------- ------------------------ ----------------------
E. Zoe Bradley              Vice President/Product   None
                            Management Manager
--------------------------- ------------------------ ----------------------
Mel Carrozza                Vice President/Client    None
                            Services
--------------------------- ------------------------ ----------------------
Anthony G. Ciavarelli       Vice                     Vice
                            President/Counsel/       President/Associate
                            Assistant Secretary      General
                                                     Counsel/Assistant
                                                     Secretary
--------------------------- ------------------------ ----------------------
David F. Connor             Vice President/Deputy    Vice
                            General Counsel/         President/Deputy
                            Secretary                General
                                                     Counsel/Secretary
--------------------------- ------------------------ ----------------------
Joel A. Ettinger            Vice President/Taxation  Vice
                                                     President/Taxation
--------------------------- ------------------------ ----------------------
Edward M. Grant             Vice President/Senior    None
                            Domestic Sales Manager
--------------------------- ------------------------ ----------------------
Audrey Kohart               Vice                     Vice
                            President/Financial      President/Financial
                            Planning and Reporting   Planning and
                                                     Reporting
--------------------------- ------------------------ ----------------------
Josephine O'Brien           Vice President/RFP       None
                            Group Manager
--------------------------- ------------------------ ----------------------
Marlene D. Petter           Vice                     None
                            President/Marketing
                            Communications
--------------------------- ------------------------ ----------------------
Christian Reimer            Vice President/529       None
                            Plans Product Manager
--------------------------- ------------------------ ----------------------
Richard D. Seidel           Vice                     None
                            President/Assistant
                            Controller/Assistant
                            Treasurer
--------------------------- ------------------------ ----------------------
Michael T. Taggart          Vice                     None
                            President/Facilities &
                            Administrative Services
--------------------------- ------------------------ ----------------------
Molly Thompson              Vice                     None
                            President/Associate
                            Product Management
                            Manager
--------------------------- ------------------------ ----------------------
Kathryn R. Williams         Vice President/Senior    Vice
                            Counsel/ Assistant       President/Associate
                            Secretary                General
                                                     Counsel/Assistant
                                                     Secretary
--------------------------- ------------------------ ----------------------

     (b)(1)    Lincoln Financial Distributors, Inc.  (LFD)  serves as  financial intermediary  wholesaler for all the mutual funds in the Delaware
               Investments Family of Funds.

     (b)(2)    Information  with  respect to each officer and partner of LFD and the Registrant is provided below.  Unless  otherwise  noted,  the principal  business address of each officer and partner of LFD is
               2001 Market Street, Philadelphia, PA 19103-7055.

--------------------------- --------------------------- ---------------------
Name and Principal          Positions and Office with      Positions and
                                                            Offices with
Business Address            LFD                              Registrant
--------------------------- --------------------------- ---------------------
Westley V. Thompson         President/Chief Executive           None
                            Officer
--------------------------- --------------------------- ---------------------
David M. Kittredge          Senior Vice President               None
--------------------------- --------------------------- ---------------------
Terrance Mullen             Senior Vice President               None
--------------------------- --------------------------- ---------------------
Donald Roberson             Senior Vice President               None
--------------------------- --------------------------- ---------------------
Margaret Skinner            Senior Vice President               None
--------------------------- --------------------------- ---------------------
David L. Ahrendt(1)         Vice President                      None
--------------------------- --------------------------- ---------------------
Patrick J. Caulfield(2)     Vice President/Chief                None
                            Compliance Officer
--------------------------- --------------------------- ---------------------
Phillip Cramer              Vice President                      None
--------------------------- --------------------------- ---------------------
Frederick J. Crawford       Vice President/Treasurer            None
--------------------------- --------------------------- ---------------------
Daniel P. Hickey(2)         Vice President                      None
--------------------------- --------------------------- ---------------------
Rochelle Krombolz           Vice President                      None
--------------------------- --------------------------- ---------------------
William Lamoin              Vice President                      None
--------------------------- --------------------------- ---------------------
Gregory Smith               Vice President                      None
--------------------------- --------------------------- ---------------------
Michael S. Smith(3)         Vice President/Chief                None
                            Financial Officer/Chief
                            Administrative Officer
--------------------------- --------------------------- ---------------------
Joyce L. Byrer              Secretary                           None
--------------------------- --------------------------- ---------------------

-----------------------------------------------------------------------------

(1)  1300 Clinton Street, Fort Wayne, IN 46802

(2)  350 Church Street, Hartford, CT 06103

(3)  1500 Market Street, Philadelphia, PA 19103

-----------------------------------------------------------------------------

          (c)   Not applicable.

Item 28.  Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the  Investment  Company Act of 1940
          and the rules under that section are maintained at 2005 Market Street,
          Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas City, MO
          64105.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on  this  3rd day of
January, 2007.

                                 DELAWARE GROUP TAX-FREE FUND

                                  By:          /s/ Patrick P. Coyne
                                                 Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                       Title                          Date
------------------------------ ------------------------------- -----------------

/s/ Patrick P. Coyne           Chairman/President/Chief          January 3, 2007
Patrick P. Coyne               Executive Officer (Principal
                               Executive Officer) and Trustee

Thomas L. Bennett      *       Trustee                           January 3, 2007
Thomas L. Bennett

John A. Fry            *       Trustee                           January 3, 2007
John A. Fry

Anthony D. Knerr       *       Trustee                           January 3, 2007
Anthony D. Knerr

Lucinda S. Landreth    *       Trustee                           January 3, 2007
Lucinda S. Landreth

Ann R. Leven           *       Trustee                           January 3, 2007
Ann R. Leven

Thomas F. Madison      *       Trustee                           January 3, 2007
Thomas F. Madison

Janet L. Yeomans       *       Trustee                           January 3, 2007
Janet L. Yeomans

J. Richard Zecher      *       Trustee                           January 3, 2007
J. Richard Zecher

Richard Salus          *       Senior Vice President/Chief       January 3, 2007
Richard Salus                  Financial Officer (Principal
                               Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                         (Delaware Group Tax-Free Fund)

Exhibit No.     Exhibit
-------------- -----------------------------------------------------------------
EX-99.e.1.ii   Form   of  Third  Amended  and  Restated  Financial  Intermediary
               Distribution  Agreement between Lincoln  Financial  Distributors,
               Inc. and Delaware Distributors, L.P. on behalf of the Registrant

EX-99.h.1.i    Executed   Schedule  B  (December  1, 2006)  to  the  Shareholder
               Services Agreement

EX-99.h.3      Form  of  Investment Advisory Expense Limitation Letter (December
               2006) between Delaware  Management  Company (a series of Delaware
               Management Business Trust) and Registrant, on behalf of each Fund

EX-99.h.4      Form  of  Distribution  Expense Limitation Letter (December 2006)
               between Delaware Distributors,  L.P. and Registrant, on behalf of each Fund

EX-99.j        Consent   of   Independent   Registered   Public  Accounting Firm
               (January 2, 2007)

EX-99.q        Powers of Attorney (November 15, 2006)